                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3732
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                            MFS/SUN LIFE SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                        MFS/SUN LIFE SERIES TRUST(R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Bond Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Bond Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
BONDS - 97.9%
AEROSPACE - 0.1%
Bombardier, Inc., 6.3%, 2014 (z)                                                              $    265,000          $    237,837
                                                                                                                    ------------
ASSET BACKED & SECURITIZED - 12.0%
Amresco Commercial Mortgage Funding I, 7%, 2029                                               $    900,000          $    904,754
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                              350,000               316,479
Asset Securitization Corp., FRN, 8.2945%, 2026                                                     775,000               809,459
Banc of America Commercial Mortgage, Inc., FRN, 5.9654%, 2045                                      680,000               704,916
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1281%, 2040 (z)                            470,000               469,998
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                      672,121               668,962
Capital One Auto Finance Trust, 2.47%, 2010                                                        253,354               250,999
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                  701,433               726,520
Commercial Mortgage Acceptance Corp., FRN, 1.1313%, 2008 (i)                                     7,940,970               214,996
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                           119,000               117,933
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                                         98,756                97,714
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                 580,109               582,545
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            407,540               411,777
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                         625,000               637,241
Drive Auto Receivables Trust, 2.5%, 2009 (n)                                                       399,509               392,476
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                          440,000               382,800
Falcon Franchise Loan LLC, FRN, 4.1863%, 2023 (i)(z)                                             2,575,356               407,009
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                607,000               658,227
GE Commercial Mortgage Corp., FRN, 5.5185%, 2044                                                   440,000               440,173
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                             800,000               818,500
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9168%, 2034 (n)                                  825,000               898,293
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                           589,156               574,112
Greenwich Capital Commercial Funding Corp., FRN, 6.1101%, 2016                                     350,000               366,287
Holmes Financing PLC, FRN, 6.2269%, 2040                                                           181,000               181,253
IKON Receivables Funding LLC, 3.27%, 2011                                                          444,059               440,828
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5067%, 2042 (n)                        765,072               749,687
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5422%, 2043                          1,168,381             1,169,360
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                             681,261               706,155
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                             880,000               861,622
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1589%, 2028 (i)                        6,640,182               137,651
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                      1,155,000             1,155,272
Morgan Stanley Capital I, Inc., 7.3%, 2030 (n)                                                     852,000               870,565
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                        372,509               376,861
Morgan Stanley Capital I, Inc., FRN, 0.7247%, 2030 (i)(n)                                       22,482,163               319,256
Mortgage Capital Funding, Inc., FRN, 0.8812%, 2031 (i)                                           7,546,148                70,866
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                   526,614               520,979
Prudential Securities Secured Financing Corp., FRN, 7.4496%, 2013 (z)                              567,000               602,645
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                         474,817               471,701
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                         287,889               289,939
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                                      1,075,000             1,062,906
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                         551,473               533,707
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                                        391,000               387,953
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                        600,000               598,856
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1641%, 2045 (n)                                    680,000               711,824
                                                                                                                    ------------
                                                                                                                    $ 24,072,056
                                                                                                                    ------------
AUTOMOTIVE - 2.2%
American Axle & Manufacturing, Inc., 5.25%, 2014                                              $    550,000          $    456,500
Ford Motor Credit Co., 5.8%, 2009                                                                  926,000               881,567
General Motors Acceptance Corp., 5.85%, 2009                                                       696,000               682,398
General Motors Acceptance Corp., 7.25%, 2011                                                       739,000               743,225
Johnson Controls, Inc., 5.5%, 2016                                                               1,050,000             1,026,065
TRW Automotive, Inc., 9.375%, 2013                                                                 498,000               530,370
                                                                                                                    ------------
                                                                                                                    $  4,320,125
                                                                                                                    ------------
BROADCASTING - 1.4%
CBS Corp., 6.625%, 2011                                                                       $    350,000          $    363,663
Clear Channel Communications, Inc., 6.25%, 2011                                                    940,000               942,880
News America Holdings, 8.5%, 2025                                                                  770,000               907,936
News America, Inc., 6.4%, 2035                                                                     688,000               674,744
                                                                                                                    ------------
                                                                                                                    $  2,889,223
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 1.8%
AMVESCAP PLC, 4.5%, 2009                                                                      $    684,000          $    666,861
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                         551,000               548,965
Merrill Lynch & Co., Inc., 6.05%, 2016                                                           1,102,000             1,139,542
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     1,240,000             1,316,642
                                                                                                                    ------------
                                                                                                                    $  3,672,010
                                                                                                                    ------------
BUILDING - 1.9%
American Standard Cos., Inc., 7.375%, 2008                                                    $  1,150,000          $  1,171,935
CRH America, Inc., 6.95%, 2012                                                                     712,000               750,736
Hanson PLC, 6.125%, 2016                                                                         1,030,000             1,036,875
Lafarge S.A., 6.5%, 2016                                                                           877,000               906,169
                                                                                                                    ------------
                                                                                                                    $  3,865,715
                                                                                                                    ------------
BUSINESS SERVICES - 1.1%
Cisco Systems, Inc., 5.5%, 2016                                                               $    474,000          $    477,770
Xerox Corp., 7.625%, 2013                                                                          320,000               336,000
Xerox Corp., 6.4%, 2016                                                                          1,285,000             1,278,575
                                                                                                                    ------------
                                                                                                                    $  2,092,345
                                                                                                                    ------------
CABLE TV - 2.5%
Cox Communications, Inc., 4.625%, 2013                                                        $    994,000          $    923,927
CSC Holdings, Inc., 7.875%, 2007                                                                   975,000               989,625
Rogers Cable, Inc., 5.5%, 2014                                                                     364,000               342,160
TCI Communications Financing III, 9.65%, 2027                                                    2,081,000             2,210,062
TCI Communications, Inc., 9.8%, 2012                                                               439,000               518,536
                                                                                                                    ------------
                                                                                                                    $  4,984,310
                                                                                                                    ------------
CHEMICALS - 0.6%
BCP Crystal Holdings Corp., 9.625%, 2014                                                      $    468,000          $    507,780
Nalco Co., 7.75%, 2011                                                                             455,000               464,100
Nalco Co., 8.875%, 2013                                                                            295,000               307,538
                                                                                                                    ------------
                                                                                                                    $  1,279,418
                                                                                                                    ------------
CONGLOMERATES - 0.4%
Kennametal, Inc., 7.2%, 2012                                                                  $    816,000          $    865,153
                                                                                                                    ------------
CONSTRUCTION - 0.7%
Beazer Homes USA, Inc., 6.875%, 2015                                                          $    690,000          $    624,450
D.R. Horton, Inc., 5.625%, 2014                                                                    269,000               253,615
Pulte Homes Inc., 5.2%, 2015                                                                       270,000               252,834
Standard Pacific Corp., 7%, 2015                                                                   270,000               243,000
                                                                                                                    ------------
                                                                                                                    $  1,373,899
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 0.2%
Service Corp., 7.375%, 2014 (z)                                                               $    300,000          $    301,875
                                                                                                                    ------------
DEFENSE ELECTRONICS - 1.9%
L-3 Communications Corp., 6.375%, 2015                                                        $  1,115,000          $  1,084,338
Litton Industries, Inc., 8%, 2009                                                                1,300,000             1,398,420
Raytheon Co., 8.3%, 2010                                                                         1,228,000             1,341,666
                                                                                                                    ------------
                                                                                                                    $  3,824,424
                                                                                                                    ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.6%
Export-Import Bank of Korea, 5.25%, 2014 (n)                                                  $    596,000          $    588,001
Pemex Finance Ltd., 9.69%, 2009                                                                    658,200               696,919
                                                                                                                    ------------
                                                                                                                    $  1,284,920
                                                                                                                    ------------
EMERGING MARKET SOVEREIGN - 0.3%
Republic of Panama, 9.375%, 2029                                                              $    331,000          $    426,990
Republic of Panama, 6.7%, 2036                                                                      66,000                65,340
United Mexican States, 8.3%, 2031                                                                  118,000               147,146
                                                                                                                    ------------
                                                                                                                    $    639,476
                                                                                                                    ------------
ENERGY - INDEPENDENT - 1.9%
Anadarko Petroleum Corp., 6.45%, 2036                                                         $    680,000          $    694,572
Chesapeake Energy Corp., 6.375%, 2015                                                            1,635,000             1,561,425
Ocean Energy, Inc., 7.25%, 2011                                                                  1,400,000             1,504,420
                                                                                                                    ------------
                                                                                                                    $  3,760,417
                                                                                                                    ------------
ENERGY - INTEGRATED - 0.7%
TNK-BP Ltd., 6.875%, 2011 (z)                                                                 $  1,360,000          $  1,391,779
                                                                                                                    ------------
ENTERTAINMENT - 1.1%
Time Warner, Inc., 9.125%, 2013                                                               $  1,216,000          $  1,416,863
Walt Disney Co., 6.375%, 2012                                                                      660,000               693,212
                                                                                                                    ------------
                                                                                                                    $  2,110,075
                                                                                                                    ------------
FINANCIAL INSTITUTIONS - 2.7%
Allied Capital Corp., 6.625%, 2011                                                            $  1,000,000          $  1,019,380
Capital One Financial Co., 6.15%, 2016                                                             810,000               819,609
Countrywide Financial Corp., 6.25%, 2016                                                         1,102,000             1,118,400
General Electric Capital Corp., 8.7%, 2007                                                           4,000                 4,051
HSBC Finance Corp., 6.75%, 2011                                                                    550,000               582,890
HSBC Finance Corp., 5.5%, 2016                                                                   1,402,000             1,402,348
International Lease Finance Corp., 5.625%, 2013                                                    524,000               527,317
                                                                                                                    ------------
                                                                                                                    $  5,473,995
                                                                                                                    ------------
FOOD & BEVERAGES - 1.0%
Dean Foods Co., 7%, 2016                                                                      $    964,000          $    964,000
Diageo Capital PLC, 5.5%, 2016                                                                   1,070,000             1,061,061
                                                                                                                    ------------
                                                                                                                    $  2,025,061
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 1.0%
MeadWestvaco Corp., 6.8%, 2032                                                                $    524,000          $    490,611
Stone Container Corp., 7.375%, 2014                                                                645,000               586,950
Stora Enso Oyj, 7.25%, 2036  (z)                                                                   823,000               852,082
                                                                                                                    ------------
                                                                                                                    $  1,929,643
                                                                                                                    ------------
GAMING & LODGING - 2.4%
Harrah's Operating Co., Inc., 5.375%, 2013                                                    $    413,000          $    386,264
Harrah's Operating Co., Inc., 5.625%, 2015                                                         720,000               669,250
Host Marriott LP, 6.75%, 2016                                                                    1,110,000             1,094,738
Marriott International, Inc., 6.2%, 2016                                                           740,000               753,402
Royal Caribbean Cruises Ltd., 8%, 2010                                                             705,000               747,110
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          1,110,000             1,165,500
                                                                                                                    ------------
                                                                                                                    $  4,816,264
                                                                                                                    ------------
INSURANCE - 1.9%
American International Group, 4.25%, 2013                                                     $    970,000          $    910,844
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                        902,000               890,074
Prudential Insurance Co., 7.65%, 2007 (n)                                                        1,100,000             1,120,056
UnumProvident Corp., 6.85%, 2015 (n)                                                               861,000               883,599
                                                                                                                    ------------
                                                                                                                    $  3,804,573
                                                                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 0.8%
Fund American Cos., Inc., 5.875%, 2013                                                        $    993,000          $    981,504
St. Paul Travelers Cos., Inc., 6.25%, 2016                                                         667,000               695,478
                                                                                                                    ------------
                                                                                                                    $  1,676,982
                                                                                                                    ------------
MACHINERY & TOOLS - 0.6%
Case New Holland, Inc., 7.125%, 2014                                                          $  1,095,000          $  1,099,106
                                                                                                                    ------------
MAJOR BANKS - 2.3%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                  $  1,147,000          $  1,086,362
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         1,686,000             1,699,675
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                     348,000               388,421
Wachovia Corp., 6.605%, 2025                                                                     1,270,000             1,363,883
                                                                                                                    ------------
                                                                                                                    $  4,538,341
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.7%
Cardinal Health, Inc., 5.85%, 2017                                                            $  1,102,000          $  1,100,098
Fisher Scientific International, Inc., 6.125%, 2015                                              1,115,000             1,106,638
HCA, Inc., 8.75%, 2010                                                                             838,000               846,380
HCA, Inc., 7.875%, 2011                                                                            415,000               396,844
                                                                                                                    ------------
                                                                                                                    $  3,449,960
                                                                                                                    ------------
METALS & MINING - 0.9%
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                                     $    342,000          $    356,710
Peabody Energy Corp., 5.875%, 2016                                                               1,525,000             1,399,188
                                                                                                                    ------------
                                                                                                                    $  1,755,898
                                                                                                                    ------------
MORTGAGE BACKED - 9.8%
Fannie Mae, 6%, 2017 - 2035                                                                   $  2,458,033          $  2,477,074
Fannie Mae, 5.5%, 2017 - 2035                                                                    6,670,355             6,633,102
Fannie Mae, 4.5%, 2018                                                                           1,855,672             1,795,929
Fannie Mae, 7.5%, 2030 - 2031                                                                      282,924               292,894
Fannie Mae, 6.5%, 2032                                                                             958,228               979,372
Freddie Mac, 6%, 2021 - 2034                                                                       801,228               809,487
Freddie Mac, 5%, 2025 - 2035                                                                     4,793,540             4,632,750
Freddie Mac, 5.5%, 2035                                                                          2,070,449             2,042,856
                                                                                                                    ------------
                                                                                                                    $ 19,663,464
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 2.1%
CenterPoint Energy Resources Corp., 7.875%, 2013                                              $  1,383,000          $  1,539,323
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                     410,000               389,717
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                       581,000               636,994
Kinder Morgan, Inc., 6.8%, 2008                                                                    600,000               610,237
Magellan Midstream Partners LP, 5.65%, 2016                                                        337,000               329,934
Williams Cos., Inc., 7.125%, 2011                                                                  689,000               706,225
                                                                                                                    ------------
                                                                                                                    $  4,212,430
                                                                                                                    ------------
NETWORK & TELECOM - 3.3%
AT&T, Inc., 5.1%, 2014                                                                        $  1,361,000          $  1,314,991
Citizens Communications Co., 9.25%, 2011                                                           670,000               738,675
Deutsche Telekom International Finance B.V., 8%, 2010                                              548,000               597,810
Telecom Italia Capital, 6%, 2034                                                                   418,000               373,716
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                375,000               384,244
Telefonica Emisiones S.A.U., 7.045%, 2036                                                          550,000               580,430
Telefonica Europe B.V., 7.75%, 2010                                                                981,000             1,059,077
TELUS Corp., 8%, 2011                                                                              805,000               887,355
Verizon New York, Inc., 6.875%, 2012                                                               635,000               662,201
                                                                                                                    ------------
                                                                                                                    $  6,598,499
                                                                                                                    ------------
OIL SERVICES - 0.3%
Halliburton Co., 5.5%, 2010                                                                   $    565,000          $    568,431
                                                                                                                    ------------
OILS - 0.9%
Premcor Refining Group, Inc., 7.5%, 2015                                                      $  1,690,000          $  1,765,854
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.5%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                               $  1,000,000          $  1,005,000
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                                1,682,000             1,890,549
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                 1,114,000             1,068,090
Citigroup, Inc., 5%, 2014                                                                          938,000               913,871
Credit Suisse (USA), Inc., 4.875%, 2010                                                          1,389,000             1,372,582
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                         1,205,000             1,222,529
Kazkommerts International B.V., 8.5%, 2013                                                         698,000               734,645
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                1,550,000             1,563,355
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                      929,000               939,038
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                             1,637,000             1,718,965
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                    700,000               666,895
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                1,042,000             1,055,191
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                 1,051,000             1,027,501
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                    605,000               601,975
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                           2,047,000             2,090,986
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       1,030,000             1,064,505
UFJ Finance Aruba AEC, 6.75%, 2013                                                               1,028,000             1,100,173
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                851,000               961,161
                                                                                                                    ------------
                                                                                                                    $ 20,997,011
                                                                                                                    ------------
PHARMACEUTICALS - 0.4%
Wyeth, 5.5%, 2013                                                                             $    864,000          $    867,980
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.4%
Dex Media West LLC, 9.875%, 2013                                                              $    659,000          $    711,720
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.9%
CSX Corp., 6.3%, 2012                                                                         $    826,000          $    861,012
TFM S.A. de C.V., 9.375%, 2012                                                                     968,000             1,026,080
                                                                                                                    ------------
                                                                                                                    $  1,887,092
                                                                                                                    ------------
REAL ESTATE - 3.6%
EOP Operating LP, 6.8%, 2009                                                                  $  1,137,000          $  1,171,122
EOP Operating LP, 4.75%, 2014                                                                    1,119,000             1,058,453
HRPT Properties Trust, REIT, 6.25%, 2016                                                         1,027,000             1,057,443
ProLogis, REIT, 5.75%, 2016                                                                      1,113,000             1,115,793
Simon Property Group LP, REIT, 6.35%, 2012                                                         629,000               657,436
Simon Property Group LP, REIT, 5.75%, 2015                                                       1,200,000             1,209,625
Vornado Realty Trust, REIT, 5.625%, 2007                                                           975,000               974,053
                                                                                                                    ------------
                                                                                                                    $  7,243,925
                                                                                                                    ------------
RESTAURANTS - 0.3%
YUM! Brands, Inc., 8.875%, 2011                                                               $    466,000          $    526,909
                                                                                                                    ------------
RETAILERS - 1.1%
Couche-Tard, Inc., 7.5%, 2013                                                                 $    700,000          $    710,500
Dollar General Corp., 8.625%, 2010                                                            $    725,000          $    766,687
Limited Brands, Inc., 6.95%, 2033                                                                  687,000               689,424
                                                                                                                    ------------
                                                                                                                    $  2,166,611
                                                                                                                    ------------
SUPERMARKETS - 0.4%
Kroger Co., 7.8%, 2007                                                                        $    845,000          $    858,273
                                                                                                                    ------------
SUPRANATIONAL - 0.3%
Corporacion Andina de Fomento, 6.875%, 2012                                                   $    481,000          $    512,469
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
Mobile TeleSystems OJSC, 9.75%, 2008 (n)                                                      $    559,000          $    580,661
Nextel Communications, Inc., 5.95%, 2014                                                         1,570,000             1,535,573
Rogers Wireless, Inc., 7.25%, 2012                                                                 535,000               559,744
                                                                                                                    ------------
                                                                                                                    $  2,675,978
                                                                                                                    ------------
TOBACCO - 1.5%
Altria Group, Inc., 7%, 2013                                                                  $    826,000          $    900,608
Reynolds American, Inc., 7.25%, 2012 (n)                                                         1,271,000             1,307,338
Reynolds American, Inc., 7.625%, 2016 (n)                                                          775,000               803,914
                                                                                                                    ------------
                                                                                                                    $  3,011,860
                                                                                                                    ------------
TRANSPORTATION - SERVICES - 0.6%
FedEx Corp., 9.65%, 2012                                                                      $  1,052,000          $  1,266,570
                                                                                                                    ------------
U.S. GOVERNMENT AGENCIES - 3.7%
Small Business Administration, 4.34%, 2024                                                    $  1,128,219          $  1,072,881
Small Business Administration, 4.93%, 2024                                                       1,584,536             1,561,229
Small Business Administration, 4.99%, 2024                                                         712,098               702,457
Small Business Administration, 4.625%, 2025                                                      1,087,245             1,047,695
Small Business Administration, 4.86%, 2025                                                         637,922               623,986
Small Business Administration, 5.11%, 2025                                                       2,308,074             2,289,420
                                                                                                                    ------------
                                                                                                                    $  7,297,668
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 2.4%
U.S. Treasury Bonds, 6.25%, 2023                                                              $    963,000          $  1,118,058
U.S. Treasury Bonds, 5.375%, 2031 (f)                                                            2,255,000             2,435,576
U.S. Treasury Notes, TIPS, 2%, 2014                                                              1,230,619             1,206,102
                                                                                                                    ------------
                                                                                                                    $  4,759,736
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 7.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                              $  1,110,000          $  1,209,900
Beaver Valley Funding Corp., 9%, 2017                                                            2,022,000             2,285,750
DPL, Inc., 6.875%, 2011                                                                            614,000               646,372
Duke Capital Corp., 8%, 2019                                                                       942,000             1,094,463
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 520,000               583,435
Enersis S.A., 7.375%, 2014                                                                         686,000               729,139
Exelon Generation Co. LLC, 6.95%, 2011                                                             574,000               608,491
FirstEnergy Corp., 6.45%, 2011                                                                     702,000               732,310
MidAmerican Energy Holdings Co., 6.125%, 2036 (n)                                                  706,000               713,627
NiSource Finance Corp., 7.875%, 2010                                                               505,000               544,754
Northeast Utilities, 8.58%, 2006                                                                   161,760               161,965
NorthWestern Corp., 5.875%, 2014                                                                   680,000               668,919
NRG Energy, Inc., 7.375%, 2016                                                                   1,110,000             1,103,063
PSEG Power LLC, 5.5%, 2015                                                                         284,000               277,929
PSEG Power LLC, 8.625%, 2031                                                                       618,000               801,298
System Energy Resources, Inc., 5.129%, 2014 (n)                                                    749,440               733,020
TXU Energy Co., 7%, 2013                                                                           905,000               950,149
Waterford 3 Funding Corp., 8.09%, 2017                                                             856,737               883,476
                                                                                                                    ------------
                                                                                                                    $ 14,728,060
                                                                                                                    ------------
    TOTAL BONDS                                                                                                     $195,855,420
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.0%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                                            $  1,980,000          $  1,979,706
                                                                                                                    ------------
    TOTAL INVESTMENTS (k)                                                                                           $197,835,126
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                  2,204,017
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $200,039,143
                                                                                                                    ============

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $191,174,116 and 96.63% of market value. An independent pricing service provided an evaluated bid for 96.26% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,928,523, representing 15.0% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                         Acquisition       Acquisition           Current           Total % of
Restricted Securities                                        Date              Cost            Market Value        Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust,            3/01/06            470,000          $  469,998
FRN, 6.1281%, 2040
Bombardier, Inc., 6.3%, 2014                                9/28/06         $  240,488             237,837
Brazilian Merchant Voucher Receivables Ltd.,                7/02/03            672,121             668,962
5.911%, 2011
CPS Auto Receivables Trust, 3.52%, 2009                     2/14/03             99,107              97,714
Falcon Franchise Loan LLC, 6.5%, 2014                       7/15/05            381,666             382,800
Falcon Franchise Loan LLC, FRN, 4.1863%, 2023               1/29/03            489,222             407,009
Prudential Securities Secured Financing Corp.,              12/06/04           629,481             602,645
FRN, 7.4496%, 2013
Service Corp., 7.375%, 2014                                 9/27/06            300,000             301,875
Spirit Master Funding LLC, 5.05%, 2023                      10/04/05           468,696             471,701
Stora Enso Oyj, 7.25%, 2036                                 5/30/06            816,523             852,082
TNK-BP Ltd., 6.875%, 2011                                   7/13/06          1,354,002           1,391,779
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN             4/18/06          1,060,928           1,062,906
to 2033
----------------------------------------------------------------------------------------------------------         ----------
Total Restricted Securities                                                                     $6,947,308            3.5%
                                                                                                ==========         ==========

The following abbreviations are used in this report and are defined:
CDO         Collateralized Debt Obligation
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT        Real Estate Investment Trust
TIPS        Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - BOND SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $199,860,525
                                                                   ============
Gross unrealized appreciation                                      $  2,011,813
Gross unrealized depreciation                                        (4,037,212)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ (2,025,399)
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FUTURES CONTRACTS

                                                                                           UNREALIZED
                                                                       EXPIRATION         APPRECIATION
                                     CONTRACTS           VALUE            DATE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 year (Short)        30            3,165,469         Dec-06           $   (20,261)

SWAP AGREEMENTS

                                                                                           UNREALIZED
                        NOTIONAL                      CASH FLOWS       CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT      COUNTERPARTY      TO RECEIVE         TO PAY          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
    3/20/11      USD    520,000     Citibank, N.A.       (1)       0.65% (fixed rate)     $    (2,752)

    3/20/11      USD    520,000     Merill Lynch         (2)       0.43% (fixed rate)     $      (522)
                                    International
                                                                                          -----------
                                                                                          $    (3,274)
                                                                                          ===========

      (1) Series to receive notional amount upon a defined credit default event by Autozone, Inc., 5.875%, 10/15/12.
      (2) Series to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Emerging Markets Equity Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Emerging Markets Equity Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 99.1%
ALCOHOLIC BEVERAGES - 2.2%
Companhia de Bebidas das Americas, ADR                                                              21,990          $    997,904
Companhia de Bebidas das Americas, ADR - Ordinary (l)                                                2,880               115,546
Grupo Modelo S.A. de C.V.,"C"                                                                      244,270             1,061,144
                                                                                                                    ------------
                                                                                                                    $  2,174,594
                                                                                                                    ------------
AUTOMOTIVE - 1.1%
Hyundai Mobis                                                                                        5,760          $    592,315
PT Astra International Tbk.                                                                        314,500               425,369
                                                                                                                    ------------
                                                                                                                    $  1,017,684
                                                                                                                    ------------
BROADCASTING - 1.1%
Grupo Televisa S.A., ADR                                                                            47,940          $  1,019,204
                                                                                                                    ------------
BUSINESS SERVICES - 2.5%
CITIC Pacific Ltd.                                                                                 152,000          $    468,254
Satyam Computer Services Ltd., ADR (l)                                                              51,200             1,980,928
                                                                                                                    ------------
                                                                                                                    $  2,449,182
                                                                                                                    ------------
CABLE TV - 0.4%
Naspers Ltd.                                                                                        27,520          $    422,515
                                                                                                                    ------------
CHEMICALS - 3.4%
Formosa Chemicals & Fibre Corp.                                                                      5,390          $      7,977
Israel Chemicals Ltd.                                                                              155,710               759,340
Makhteshim-Agan Industries Ltd.                                                                    101,760               502,629
Sasol Ltd.                                                                                          61,980             2,036,827
                                                                                                                    ------------
                                                                                                                    $  3,306,773
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 0.9%
Acer, Inc.                                                                                           3,109          $      5,268
High Tech Computer Corp.                                                                            31,400               830,758
                                                                                                                    ------------
                                                                                                                    $    836,026
                                                                                                                    ------------
CONGLOMERATES - 0.5%
Alfa S.A de C.V., "A"                                                                               96,490          $    526,924
                                                                                                                    ------------
CONSTRUCTION - 2.6%
CEMEX S.A. de C.V., ADR (a)                                                                         37,268          $  1,121,021
Consorcio ARA S.A. de C.V.                                                                          58,000               284,136
Corporacion Moctezuma S.A. de C.V.                                                                 215,700               442,089
Siam Cement Public Co. Ltd.                                                                        103,410               704,724
                                                                                                                    ------------
                                                                                                                    $  2,551,970
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 1.1%
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         256,020          $  1,031,729
                                                                                                                    ------------
ELECTRONICS - 12.6%
ASM Pacific Technology Ltd.                                                                        222,500          $  1,168,099
AU Optronics Corp.                                                                                 501,850               710,108
MediaTek, Inc.                                                                                      53,938               511,523
Samsung Electronics Co. Ltd.                                                                         9,630             6,757,895
Taiwan Semiconductor Manufacturing Co. Ltd.                                                        611,341             1,102,297
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                   206,899             1,986,230
                                                                                                                    ------------
                                                                                                                    $ 12,236,152
                                                                                                                    ------------
ENERGY - INDEPENDENT - 3.6%
Addax Petroleum Corp.                                                                                2,510          $     60,042
CNOOC Ltd.                                                                                       1,109,000               922,429
Oil & Natural Gas Corp. Ltd.                                                                        15,280               390,376
PTT Public Co.                                                                                     107,830               620,026
Reliance Industries Ltd.                                                                            57,320             1,466,799
                                                                                                                    ------------
                                                                                                                    $  3,459,672
                                                                                                                    ------------
ENERGY - INTEGRATED - 11.0%
LUKOIL, ADR                                                                                         44,860          $  3,386,930
OAO Gazprom, ADR (l)                                                                                28,560               561,204
PetroChina Co. Ltd.                                                                              1,756,000             1,888,839
Petroleo Brasileiro S.A., ADR                                                                       57,430             4,814,357
                                                                                                                    ------------
                                                                                                                    $ 10,651,330
                                                                                                                    ------------
FOOD & BEVERAGES - 0.5%
Embotelladoras Arca S.A. de C.V.                                                                   175,800          $    503,635
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 1.7%
Aracruz Celulose S.A., ADR (l)                                                                      15,550          $    773,924
Votorantim Celulose e Papel S.A., ADR (l)                                                           52,045               881,642
                                                                                                                    ------------
                                                                                                                    $  1,655,566
                                                                                                                    ------------
GAMING & LODGING - 0.5%
Resorts World Berhad                                                                               144,800          $    435,813
                                                                                                                    ------------
GENERAL MERCHANDISE - 0.5%
Shinsegae Co. Ltd.                                                                                     900          $    466,075
                                                                                                                    ------------
INSURANCE - 1.3%
Liberty Group Ltd.                                                                                  37,950          $    357,578
Samsung Fire & Marine Insurance Co. Ltd.                                                             4,030               619,705
Sanlam Ltd.                                                                                        142,273               312,307
                                                                                                                    ------------
                                                                                                                    $  1,289,590
                                                                                                                    ------------
INTERNET - 1.1%
NHN Corp.                                                                                            5,032          $    528,089
Universo Online S.A., IPS (a)                                                                       90,900               540,249
                                                                                                                    ------------
                                                                                                                    $  1,068,338
                                                                                                                    ------------
MAJOR BANKS - 4.2%
Kookmin Bank                                                                                        31,470          $  2,481,148
Malayan Banking Berhad                                                                             175,400               532,668
Standard Bank Group Ltd.                                                                           106,800             1,066,766
                                                                                                                    ------------
                                                                                                                    $  4,080,582
                                                                                                                    ------------
METALS & MINING - 9.5%
Aluminum Corp. of China Ltd.                                                                       468,000          $    297,356
Anglo American PLC                                                                                  24,390             1,019,354
China Steel Corp.                                                                                  553,506               476,440
Companhia Siderurgica Nacional S.A., ADR (l)                                                        14,220               404,275
Companhia Vale do Rio Doce, ADR (l)                                                                126,710             2,731,868
KGHM Polska Miedz S.A.                                                                              13,940               448,471
Mining & Metallurgical Co. Norilsk Nickel, ADR                                                       6,300               819,000
POSCO, ADR (l)                                                                                      27,410             1,779,731
Southern Copper Corp. (l)                                                                            4,780               442,150
Ternium S.A., ADR (a)                                                                               18,340               424,754
Usinas Siderurgicas de Minas Gerais S.A., IPS                                                       11,500               344,391
                                                                                                                    ------------
                                                                                                                    $  9,187,790
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 0.4%
Transneft, IPS                                                                                         200          $    382,000
                                                                                                                    ------------
OIL SERVICES - 1.0%
Addax Petroleum Corp. (a)(n)                                                                        40,330          $    964,731
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 11.6%
Absa Group Ltd.                                                                                     68,494          $    874,859
African Bank Investments Ltd.                                                                      285,880               811,033
Akbank T.A.S                                                                                       101,064               517,165
Ayala Corp.                                                                                         41,960               397,586
Banco Bradesco S.A., IPS                                                                            46,600             1,545,604
Banco Nossa Caixa S.A.                                                                              35,400               706,695
Bangkok Bank Public Co. Ltd.                                                                       191,960               562,108
Cathay Financial Holding Co. Ltd.                                                                  203,894               408,281
Chinatrust Financial Holding Co. Ltd.                                                               33,935                25,315
FirstRand Ltd.                                                                                     243,400               553,040
Hana Financial Group, Inc.                                                                          13,180               603,143
Old Mutual PLC                                                                                     239,400               750,522
OTP Bank Ltd., GDR                                                                                   9,950               625,855
PT Bank Central Asia Tbk.                                                                          847,500               444,235
Sberbank                                                                                               250               545,000
Shinhan Financial Group Co. Ltd.                                                                    13,800               622,036
Turkiye Garanti Bankasi                                                                            158,400               468,559
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                     9,910               733,340
                                                                                                                    ------------
                                                                                                                    $ 11,194,376
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.3%
Hon Hai Precision Industry Co. Ltd.                                                                368,484          $  2,242,511
                                                                                                                    ------------
PHARMACEUTICALS - 2.4%
Teva Pharmaceutical Industries Ltd., ADR                                                            69,110          $  2,355,960
                                                                                                                    ------------
PRECIOUS METALS & MINERALS - 2.3%
Compania de Minas Buenaventura S.A.A., ADR (l)                                                      32,920          $    888,840
Freeport-McMoRan Copper & Gold, Inc., "B"                                                            8,900               474,014
Impala Platinum Holdings Ltd.                                                                        5,160               851,168
                                                                                                                    ------------
                                                                                                                    $  2,214,022
                                                                                                                    ------------
RAILROAD & SHIPPING - 1.1%
All America Latina Logistica S.A., IEU                                                             138,650          $  1,079,560
                                                                                                                    ------------
SPECIALTY CHEMICALS - 0.5%
Formosa Plastics Corp.                                                                               9,000          $     12,844
LG Chemical Ltd.                                                                                    11,640               462,549
                                                                                                                    ------------
                                                                                                                    $    475,393
                                                                                                                    ------------
SPECIALTY STORES - 0.5%
Submarino S.A.                                                                                      23,470          $    459,560
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 6.7%
China Mobile Ltd.                                                                                  423,500          $  2,992,520
Egyptian Mobil Services (MobiNil)                                                                   22,640               639,994
Globe Telecom, Inc.                                                                                 48,300             1,040,575
MTN Group Ltd.                                                                                      78,380               633,882
Vimpel-Communications, ADR (a)(l)                                                                   19,560             1,185,140
                                                                                                                    ------------
                                                                                                                    $  6,492,111
                                                                                                                    ------------
TELEPHONE SERVICES - 3.7%
Axtel S.A. de C.V. (a)                                                                             221,400          $    459,821
China Netcom Group Corp. Ltd.                                                                      213,500               383,117
China Telecom Corp. Ltd.                                                                         1,396,000               505,313
Philippine Long Distance Telephone Co.                                                              21,850               989,418
PT Telekomunikasi Indonesia Tbk.                                                                   726,500               666,912
Telkom SA Ltd.                                                                                      32,280               557,338
                                                                                                                    ------------
                                                                                                                    $  3,561,919
                                                                                                                    ------------
TOBACCO - 1.0%
KT&G Corp.                                                                                          15,730          $    955,903
                                                                                                                    ------------
TRUCKING - 0.9%
Imperial Holdings                                                                                   50,360          $    835,562
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 2.4%
AES Tiete S.A., IPS                                                                             11,196,590          $    296,615
Equatorial Energia S.A., IEU (a)                                                                    68,000               499,701
First Philippine Holdings Corp.                                                                    303,000               302,214
Manila Water Co., Inc.                                                                           4,800,000               861,759
Tractebel Energia S.A.                                                                              46,330               375,677
                                                                                                                    ------------
                                                                                                                    $  2,335,966
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $ 95,920,718
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.5%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $  1,440,000          $  1,439,786
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 11.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                11,430,400          $ 11,430,400
                                                                                                                    ------------
    TOTAL INVESTMENTS(k)                                                                                            $108,790,904
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (12.4)%                                                                             (11,979,546)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 96,811,358
                                                                                                                    ============

(a)   Non-income producing security.
(k) As of September 30, 2006, the series had two securities that were fair valued, aggregating $1,525,935 and 1.40% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)   All or a portion of this security is on loan.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $964,731, representing 1.0% of net assets.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt
IEU         International Equity Unit
IPS         International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - EMERGING MARKETS EQUITY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 93,195,182
                                                                   ============
Gross unrealized appreciation                                      $ 17,528,497
Gross unrealized depreciation                                        (1,932,775)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 15,595,722
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

Brazil                  17.9%
South Korea             16.4%
South Africa             9.6%
Taiwan                   8.6%
Russia                   7.1%
Mexico                   6.7%
Hong Kong                4.7%
China                    4.2%
India                    4.0%
Others                  20.8%

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Global Governments Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Global Governments Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
BONDS - 82.1%
FOREIGN BONDS - 59.7%
AUSTRALIA - 0.3%
Commonwealth of Australia, 6.5%, 2013                                                AUD           189,000          $    147,903
                                                                                                                    ------------
AUSTRIA - 1.3%
Republic of Austria, 5%, 2012                                                        EUR           429,000          $    581,606
                                                                                                                    ------------
BELGIUM - 1.7%
Kingdom of Belgium, 3.75%, 2009                                                      EUR           140,000          $    178,174
Kingdom of Belgium, 5%, 2012                                                         EUR           426,000               578,976
                                                                                                                    ------------
                                                                                                                    $    757,150
                                                                                                                    ------------
CANADA - 4.7%
Canada Housing Trust, 4.6%, 2011                                                     CAD           475,000          $    436,115
Government of Canada, 5.5%, 2009                                                     CAD           926,000               861,470
Government of Canada, 4.5%, 2015                                                     CAD           388,000               360,472
Government of Canada, 8%, 2023                                                       CAD           346,000               453,900
                                                                                                                    ------------
                                                                                                                    $  2,111,957
                                                                                                                    ------------
DENMARK - 0.9%
Kingdom of Denmark, 4%, 2015                                                         DKK         2,254,000          $    391,503
                                                                                                                    ------------
FINLAND - 2.5%
Republic of Finland, 3%, 2008                                                        EUR           494,000          $    620,588
Republic of Finland, 5.375%, 2013                                                    EUR           363,000               507,215
                                                                                                                    ------------
                                                                                                                    $  1,127,803
                                                                                                                    ------------
FRANCE - 3.6%
Republic of France, 4.75%, 2012                                                      EUR           363,000          $    487,459
Republic of France, 6%, 2025                                                         EUR           260,000               422,582
Republic of France, 4.75%, 2035                                                      EUR           489,000               705,402
                                                                                                                    ------------
                                                                                                                    $  1,615,443
                                                                                                                    ------------
GERMANY - 18.0%
Federal Republic of Germany, 3.5%, 2008                                              EUR           302,000          $    382,609
Federal Republic of Germany, 5.25%, 2010                                             EUR           335,000               448,933
Federal Republic of Germany, 3.75%, 2015                                             EUR           826,000             1,052,959
Federal Republic of Germany, 6.25%, 2024                                             EUR           863,000             1,417,214
Federal Republic of Germany, 6.25%, 2030                                             EUR         1,172,000             2,005,560
KfW Bankengruppe, FRN, 3.164%, 2007                                                  EUR         1,295,000             1,641,345
Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                      EUR           454,000               575,743
Landesbank Baden-Wurttemberg, FRN, 3.333%, 2007                                      EUR           410,000               520,056
                                                                                                                    ------------
                                                                                                                    $  8,044,419
                                                                                                                    ------------
IRELAND - 1.6%
Republic of Ireland, 4.25%, 2007                                                     EUR           235,000          $    299,907
Republic of Ireland, 4.6%, 2016                                                      EUR           313,000               424,862
                                                                                                                    ------------
                                                                                                                    $    724,769
                                                                                                                    ------------
JAPAN - 3.6%
Development Bank of Japan, 1.4%, 2012                                                JPY        32,000,000          $    273,260
Development Bank of Japan, 1.6%, 2014                                                JPY        10,000,000                85,636
Development Bank of Japan, 1.05%, 2023                                               JPY       137,000,000               999,505
Japan Finance Corp., 2%, 2016                                                        JPY        30,000,000               261,474
                                                                                                                    ------------
                                                                                                                    $  1,619,875
                                                                                                                    ------------
MALAYSIA - 0.8%
Petronas Capital Ltd., 7.875%, 2022                                                           $    293,000          $    353,349
                                                                                                                    ------------
MEXICO - 1.3%
Pemex Project Funding Master Trust, 8.625%, 2022                                              $    120,000          $    144,120
United Mexican States, 8.125%, 2019                                                                288,000               345,600
United Mexican States, 10%, 2024                                                     MXN            10,600               109,901
                                                                                                                    ------------
                                                                                                                    $    599,621
                                                                                                                    ------------
NETHERLANDS - 1.3%
Kingdom of Netherlands, 5%, 2012                                                     EUR           409,354          $    555,314
                                                                                                                    ------------
NORWAY - 0.8%
Kingdom of Norway, 5%, 2015                                                          NOK         2,193,000          $    357,496
                                                                                                                    ------------
RUSSIA - 0.6%
Gazprom International S.A., 7.201%, 2020                                                      $    257,000          $    269,542
                                                                                                                    ------------
SOUTH AFRICA - 0.3%
Republic of South Africa, 7.375%, 2012                                                        $    104,000          $    112,450
                                                                                                                    ------------
SPAIN - 3.0%
Kingdom of Spain, 5.35%, 2011                                                        EUR           993,000          $  1,356,725
                                                                                                                    ------------
TUNISIA - 0.3%
Banque Centrale de Tunisie, 7.375%, 2012                                                      $    104,000          $    112,736
                                                                                                                    ------------
UNITED KINGDOM - 13.1%
Network Rail MTN Finance PLC, FRN, 3.255%, 2007                                      EUR          1,540,000         $  1,952,688
United Kingdom Treasury, 5.75%, 2009                                                 GBP            476,000              915,762
United Kingdom Treasury, 5%, 2012                                                    GBP            762,000            1,448,588
United Kingdom Treasury, 8%, 2015                                                    GBP            472,000            1,110,399
United Kingdom Treasury, 8%, 2021                                                    GBP            133,000              342,840
United Kingdom Treasury, 4.25%, 2036                                                 GBP             37,000               71,065
                                                                                                                    ------------
                                                                                                                    $  5,841,342
                                                                                                                    ------------
Total Foreign Bonds                                                                                                 $ 26,681,003
                                                                                                                    ------------
U.S. BONDS - 22.4%
ASSET BACKED & SECURITIZED - 7.8%
Bayview Commercial Asset Trust, 4.8286%, 2023 (n)                                    CAD           150,000          $    134,186
Commercial Mortgage Asset Trust, FRN, 1.1283%, 2032 (i)(n)                                    $  8,171,425               331,252
Commercial Mortgage Pass-Through Certificates, FRN, 5.52%, 2017 (n)                                331,000               331,038
Commercial Mortgage Pass-Through Certificates, FRN, 5.53%, 2017 (n)                                500,000               500,143
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                              122,389               123,200
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            175,242               177,064
First Union National Bank Commercial Mortgage Trust, FRN, 1.1917%, 2043 (i)(n)                   8,846,969               304,154
IMPAC CMB Trust, FRN, 5.68%, 2036                                                                  488,934               491,383
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)                               101,869               102,013
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3813%, 2041                            309,615               308,602
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.49%, 2018 (n)                      500,000               500,003
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                         170,000               174,872
                                                                                                                    ------------
                                                                                                                    $  3,477,910
                                                                                                                    ------------
MORTGAGE BACKED - 0.3%
Fannie Mae, 4.98%, 2015                                                                       $     45,420          $     44,798
Fannie Mae, 5.423%, 2016                                                                            73,630                74,761
                                                                                                                    ------------
                                                                                                                    $    119,559
                                                                                                                    ------------
U.S. GOVERNMENT AGENCIES - 6.2%
Aid-Egypt, 4.45%, 2015                                                                             252,000          $    242,664
Fannie Mae, 4.25%, 2007                                                                            885,000               877,006
Fannie Mae, 6%, 2011                                                                               444,000               463,827
Freddie Mac, 4.2%, 2007                                                                            549,000               543,543
Small Business Administration, 5.09%, 2025                                                          56,889                56,302
Small Business Administration, 5.21%, 2026                                                         586,067               583,682
                                                                                                                    ------------
                                                                                                                    $  2,767,024
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 8.1%
U.S. Treasury Bonds, 8%, 2021                                                                 $    851,000          $  1,138,478
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                                            221,295               224,857
U.S. Treasury Notes, 4%, 2010                                                                      276,000               270,685
U.S. Treasury Notes, 4.25%, 2013                                                                   877,000               857,850
U.S. Treasury Notes, 4%, 2015 (f)                                                                  954,000               913,195
U.S. Treasury Notes, TIPS, 2%, 2016                                                                233,746               228,372
                                                                                                                    ------------
                                                                                                                    $  3,633,437
                                                                                                                    ------------
Total U.S. Bonds                                                                                                    $  9,997,930
                                                                                                                    ------------
    TOTAL BONDS                                                                                                     $ 36,678,933
                                                                                                                    ------------

                                                                                                 NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                                                                OF CONTRACTS             VALUE ($)
CALL OPTIONS PURCHASED - 0.0%
JPY Currency - November 2006 @ EUR 0.99619                                           JPY       105,036,800          $      9,873
                                                                                                                    ------------

ISSUER                                                                                          SHARES/PAR             VALUE ($)
SHORT-TERM OBLIGATIONS - 16.5%
Farmer Mac, 5.07%, due 10/04/06 (y)                                                           $  7,362,000          $  7,358,890
                                                                                                                    ------------
REPURCHASE AGREEMENTS - 1.2%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/2/06, total to be received
$536,239 (secured by U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                $    536,000          $    536,000
                                                                                                                    ------------
    TOTAL INVESTMENTS(k)                                                                                            $ 44,583,696
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                     74,697
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 44,658,393
                                                                                                                    ============

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $36,319,539 and 81.46% of market value. An independent pricing service provided an evaluated bid for 80.67% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,100,776, representing 4.7% of net assets.
(y)   The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                         ACQUISITION       ACQUISITION           CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                        DATE              COST            MARKET VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.44%, 2045                              9/22/06         $   102,377         $   102,013            0.23%

The following abbreviations are used in this report and are defined:
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
TIPS        Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      CHF   Swiss Franc
      CLP   Chilean Peso
      DKK   Danish Krone
      EUR   Euro
      GBP   British Pound
      JPY   Japanese Yen
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      NOK   Norwegian Krone
      NZD   New Zealand Dollar
      SEK   Swedish Krona
      SGD   Singapore Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GOVERNMENTS SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 44,222,482
                                                                   ============
Gross unrealized appreciation                                      $    686,264
Gross unrealized depreciation                                          (325,050)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $    361,214
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                          NET UNREALIZED
        CONTRACTS TO                                                                  CONTRACTS            APPRECIATION
      DELIVER/RECEIVE                SETTLEMENT DATE          IN EXCHANGE FOR          AT VALUE           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
SALES
AUD                 199,006              10/10/06              $    151,301          $    148,372          $      2,929
CAD               1,283,639          10/10/06-12/4/06             1,147,183             1,148,966                (1,783)
CHF                 171,850              10/4/06                    140,000               137,490                 2,510
DKK               2,322,859              10/25/06                   399,070               395,711                 3,359
EUR               3,454,495          10/4/06-10/20/06             4,419,729             4,385,653                34,076
GBP               3,169,325          10/2/06-11/27/06             5,958,766             5,933,834                24,932
JPY              49,385,546          10/2/06-11/20/06               424,567               420,261                 4,306
MXN               1,046,430              10/10/06                    94,419                95,265                  (846)
NOK               2,329,715              11/8/06                    364,676               358,013                 6,663
NZD                 760,773              10/10/06                   469,481               496,902               (27,421)
SGD                 189,798              10/2/06                    119,543               119,513                    30
                                                               ------------          ------------          ------------
                                                               $ 13,688,735          $ 13,639,980          $     48,755
                                                               ============          ============          ============

PURCHASES
AUD                  54,666              10/10/06              $     41,195          $     40,757          $       (438)
BRL                 236,551              10/31/06                   107,377               108,210                   833
CAD                 189,727              10/4/06                    169,818               169,750                   (68)
CHF                 327,813              10/4/06                    266,051               262,269                (3,782)
CLP              46,465,826              10/10/06                    86,529                86,827                   298
EUR               2,897,398          10/4/06-5/17/07              3,731,238             3,678,884               (52,354)
GBP               2,368,097          10/2/06-11/27/06             4,472,275             4,433,176               (39,099)
JPY           1,712,863,438          10/2/06-11/20/06            14,695,176            14,610,284               (84,892)
MXN                 729,110              10/10/06                    66,135                66,377                   242
MYR                 343,365              10/23/06                    93,522                93,212                  (310)
NZD               1,009,958              10/10/06                   641,836               659,658                17,822
SEK               5,574,243              10/10/06                   782,544               761,705               (20,839)
SGD                 379,596          10/2/06-11/30/06               240,583               239,387                (1,196)
                                                               ------------          ------------          ------------
                                                               $ 25,394,279          $ 25,210,496          $   (183,783)
                                                               ============          ============          ============

At September 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $975 with Goldman Sachs & Co. and a net receivable of $9,193 with Merrill Lynch International.

FUTURES CONTRACTS

                                                                                           UNREALIZED
                                                                       EXPIRATION         APPRECIATION
                                     CONTRACTS             VALUE          DATE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Japan Government Bond 10 yr (Long)       3      JPY     404,400,000      Dec-06             $  15,748
U.S. Treasury Note 10 yr (Short)        10      USD       1,080,625      Dec-06                   902
                                                                                            ---------
                                                                                            $  16,650
                                                                                            =========

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

United States           31.3%
Germany                 18.4%
United Kingdom          13.2%
Japan                   11.3%
Canada                   5.1%
France                   3.7%
Spain                    3.2%
Finland                  2.5%
Belgium                  1.7%
Others                   9.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Global Total Return Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Global Total Return Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 59.6%
AEROSPACE - 2.5%
Lockheed Martin Corp.                                                                               25,550          $  2,198,833
Northrop Grumman Corp.                                                                              19,930             1,356,635
United Technologies Corp.                                                                           13,450               852,058
                                                                                                                    ------------
                                                                                                                    $  4,407,526
                                                                                                                    ------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC                                                                                          41,118          $    726,103
                                                                                                                    ------------
APPAREL MANUFACTURERS - 0.4%
NIKE, Inc., "B"                                                                                      8,250          $    722,865
                                                                                                                    ------------
AUTOMOTIVE - 2.2%
Autoliv, Inc.                                                                                        6,710          $    371,485
Bayerische Motoren Werke AG                                                                         14,670               785,916
Compagnie Generale des Etablissements Michelin                                                       7,960               583,530
Continental AG                                                                                       3,229               374,478
Hyundai Mobis                                                                                        2,220               228,288
Johnson Controls, Inc.                                                                               3,750               269,025
Nissan Motor Co. Ltd.                                                                               33,700               377,536
PSA Peugeot Citroen S.A.                                                                            10,310               581,497
Renault S.A.                                                                                         2,880               330,387
                                                                                                                    ------------
                                                                                                                    $  3,902,142
                                                                                                                    ------------
BROADCASTING - 1.4%
Fuji Television Network, Inc.                                                                          187          $    422,787
Nippon Television Network Corp.                                                                      3,430               468,777
Viacom, Inc., "B" (n)                                                                               14,813               550,747
Vivendi Universal S.A.                                                                              14,960               539,424
WPP Group PLC                                                                                       39,450               488,798
                                                                                                                    ------------
                                                                                                                    $  2,470,533
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 2.1%
Franklin Resources, Inc.                                                                             4,000          $    423,000
Goldman Sachs Group, Inc.                                                                           11,100             1,877,787
Lehman Brothers Holdings, Inc.                                                                       6,040               446,114
Mellon Financial Corp.                                                                              11,210               438,311
Merrill Lynch & Co., Inc.                                                                            5,500               430,210
                                                                                                                    ------------
                                                                                                                    $  3,615,422
                                                                                                                    ------------
BUSINESS SERVICES - 0.4%
Accenture Ltd., "A"                                                                                 20,760          $    658,300
                                                                                                                    ------------
CABLE TV - 0.1%
Premiere AG (n)                                                                                      9,720          $    129,689
                                                                                                                    ------------
CHEMICALS - 1.8%
Dow Chemical Co.                                                                                     9,760          $    380,445
Nalco Holding Co. (n)                                                                               11,970               221,684
PPG Industries, Inc. (l)                                                                            10,530               706,352
Syngenta AG                                                                                         11,770             1,775,077
                                                                                                                    ------------
                                                                                                                    $  3,083,558
                                                                                                                    ------------
COMPUTER SOFTWARE - 0.3%
Oracle Corp. (n)                                                                                    31,060          $    551,004
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 0.2%
Hewlett-Packard Co.                                                                                  7,600          $    278,844
                                                                                                                    ------------
CONGLOMERATES - 0.1%
GEA Group AG                                                                                        12,200          $    220,030
                                                                                                                    ------------
CONSTRUCTION - 1.5%
Fletcher Building Ltd.                                                                              57,698          $    323,564
Geberit AG                                                                                             300               365,599
Italcementi S.p.A.                                                                                  22,240               359,921
Masco Corp.                                                                                         43,930             1,204,561
Sherwin-Williams Co.                                                                                 5,430               302,885
                                                                                                                    ------------
                                                                                                                    $  2,556,530
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 1.8%
Henkel KGaA, IPS                                                                                     9,750          $  1,356,047
Kao Corp.                                                                                           35,000               933,570
Uni-Charm Corp.                                                                                     16,300               905,441
                                                                                                                    ------------
                                                                                                                    $  3,195,058
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 0.6%
Cooper Industries Ltd., "A"                                                                          4,530          $    386,047
Spectris PLC                                                                                        18,800               221,854
W.W. Grainger, Inc.                                                                                  5,880               394,078
                                                                                                                    ------------
                                                                                                                    $  1,001,979
                                                                                                                    ------------
ELECTRONICS - 1.9%
Analog Devices, Inc.                                                                                 5,930          $    174,283
Canon, Inc.                                                                                          8,200               427,723
Intel Corp.                                                                                         27,320               561,972
Konica Minolta Holdings, Inc. (n)                                                                   39,500               529,142
OMRON Corp.                                                                                         16,000               392,904
Ricoh Co. Ltd.                                                                                      22,000               437,783
Samsung Electronics Co. Ltd.                                                                           770               540,351
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                    37,206               357,178
                                                                                                                    ------------
                                                                                                                    $  3,421,336
                                                                                                                    ------------
ENERGY - INDEPENDENT - 1.1%
Apache Corp.                                                                                         8,230          $    520,136
Devon Energy Corp.                                                                                   8,710               550,037
EOG Resources, Inc.                                                                                  7,200               468,360
Norsk Hydro A.S.A.                                                                                  21,550               481,532
                                                                                                                    ------------
                                                                                                                    $  2,020,065
                                                                                                                    ------------
ENERGY - INTEGRATED - 4.1%
Chevron Corp.                                                                                        5,777          $    374,696
ConocoPhillips                                                                                      15,880               945,336
Exxon Mobil Corp.                                                                                   27,490             1,844,579
Hess Corp.                                                                                          15,400               637,868
Royal Dutch Shell PLC, "A"                                                                          42,150             1,390,042
TOTAL S.A., ADR                                                                                     29,460             1,942,592
                                                                                                                    ------------
                                                                                                                    $  7,135,113
                                                                                                                    ------------
FOOD & BEVERAGES - 2.6%
Cadbury Schweppes PLC                                                                               80,100          $    852,290
CSM N.V.                                                                                            12,420               395,382
Kellogg Co.                                                                                         10,700               529,864
Nestle S.A.                                                                                          7,047             2,456,913
Nong Shim Co. Ltd.                                                                                   1,123               320,450
                                                                                                                    ------------
                                                                                                                    $  4,554,899
                                                                                                                    ------------
FOOD & DRUG STORES - 1.5%
Carrefour S.A.                                                                                      13,120          $    829,176
Lawson, Inc.                                                                                        10,200               358,440
Tesco PLC                                                                                          122,490               825,330
William Morrison Supermarkets PLC                                                                  149,280               679,640
                                                                                                                    ------------
                                                                                                                    $  2,692,586
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.1%
International Paper Co.                                                                              6,080          $    210,550
                                                                                                                    ------------
GENERAL MERCHANDISE - 0.2%
Federated Department Stores, Inc.                                                                    7,310          $    315,865
                                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
CIGNA Corp.                                                                                          2,880          $    335,002
WellPoint, Inc. (n)                                                                                  4,690               361,365
                                                                                                                    ------------
                                                                                                                    $    696,367
                                                                                                                    ------------
INSURANCE - 4.2%
AFLAC, Inc.                                                                                          4,700          $    215,072
Allstate Corp.                                                                                      34,910             2,189,904
Aviva PLC                                                                                           42,023               615,848
Benfield Group PLC                                                                                  46,100               315,365
Chubb Corp.                                                                                          5,720               297,211
Genworth Financial, Inc., "A"                                                                       12,390               433,774
Hartford Financial Services Group, Inc.                                                              7,040               610,720
Jardine Lloyd Thompson Group PLC                                                                    66,250               483,588
MetLife, Inc.                                                                                       29,540             1,674,327
Swiss Reinsurance Co.                                                                                6,047               462,755
                                                                                                                    ------------
                                                                                                                    $  7,298,564
                                                                                                                    ------------
LEISURE & TOYS - 0.3%
Heiwa Corp.                                                                                         15,300          $    198,999
NAMCO BANDAI Holdings, Inc.                                                                         23,300               366,384
                                                                                                                    ------------
                                                                                                                    $    565,383
                                                                                                                    ------------
MACHINERY & TOOLS - 1.0%
ASSA ABLOY AB, "B"                                                                                  23,680          $    440,500
Deere & Co.                                                                                         16,600             1,392,906
                                                                                                                    ------------
                                                                                                                    $  1,833,406
                                                                                                                    ------------
MAJOR BANKS - 5.2%
Bank of America Corp.                                                                               46,504          $  2,491,219
Bank of New York Co., Inc.                                                                          21,650               763,379
BNP Paribas                                                                                          6,071               653,332
Credit Agricole S.A.                                                                                27,000             1,186,216
DBS Group Holdings Ltd.                                                                             50,000               604,401
Joyo Bank Ltd.                                                                                      34,000               201,821
PNC Financial Services Group, Inc.                                                                  10,640               770,762
Royal Bank of Scotland Group PLC                                                                    22,031               758,299
Shizuoka Bank Ltd.                                                                                  19,000               206,579
SunTrust Banks, Inc.                                                                                14,500             1,120,560
Svenska Handelsbanken AB, "A"                                                                       16,400               443,340
                                                                                                                    ------------
                                                                                                                    $  9,199,908
                                                                                                                    ------------
METALS & MINING - 0.5%
Anglo American PLC                                                                                  19,780          $    826,684
                                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 0.5%
Tokyo Gas Co. Ltd.                                                                                 170,000          $    852,195
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 0.2%
Gazprom OAO, ADR                                                                                     6,900          $    298,770
                                                                                                                    ------------
NETWORK & TELECOM - 0.3%
Cisco Systems, Inc. (n)                                                                             16,270          $    374,210
ZTE Corp.                                                                                           40,000               147,870
                                                                                                                    ------------
                                                                                                                    $    522,080
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.4%
Aiful Corp.                                                                                         16,950          $    655,925
American Express Co.                                                                                 9,690               543,415
Citigroup, Inc.                                                                                     32,133             1,596,046
DNB Holding A.S.A.                                                                                  28,800               352,784
Fannie Mae                                                                                          18,430             1,030,421
HSBC Holdings PLC                                                                                   41,500               756,928
ING Groep N.V.                                                                                      20,850               917,344
Nordea Bank AB                                                                                      29,680               389,012
Sapporo Hokuyo Holdings, Inc.                                                                           24               262,162
Shinhan Financial Group Co. Ltd.                                                                     6,280               283,071
Shinsei Bank Ltd.                                                                                   35,000               213,388
Takefuji Corp.                                                                                      15,330               703,574
                                                                                                                    ------------
                                                                                                                    $  7,704,070
                                                                                                                    ------------
PHARMACEUTICALS - 4.4%
Astellas Pharma, Inc.                                                                               21,600          $    868,792
Eli Lilly & Co.                                                                                      8,050               458,850
GlaxoSmithKline PLC                                                                                 41,770             1,111,703
Johnson & Johnson                                                                                   24,380             1,583,237
Merck & Co., Inc.                                                                                   22,120               926,828
Novartis AG                                                                                         17,760             1,036,728
Sanofi-Aventis                                                                                       2,950               262,652
Takeda Pharmaceutical Co. Ltd.                                                                       8,200               511,741
Tanabe Seiyaku Co. Ltd.                                                                             25,000               313,307
Wyeth                                                                                               13,750               699,050
                                                                                                                    ------------
                                                                                                                    $  7,772,888
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.6%
PagesJaunes Groupe S.A.                                                                             16,610          $    471,889
Reed Elsevier PLC                                                                                   54,820               607,928
                                                                                                                    ------------
                                                                                                                    $  1,079,817
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.8%
Burlington Northern Santa Fe Corp.                                                                   4,370          $    320,933
Canadian National Railway Co.                                                                       18,944               794,511
Norfolk Southern Corp.                                                                               5,100               224,655
                                                                                                                    ------------
                                                                                                                    $  1,340,099
                                                                                                                    ------------
SPECIALTY CHEMICALS - 0.8%
Air Products & Chemicals, Inc.                                                                       3,860          $    256,188
L'Air Liquide S.A.                                                                                   2,102               428,954
L'Air Liquide S.A., Bearer Shares                                                                    2,500               510,174
Praxair, Inc.                                                                                        4,530               267,995
                                                                                                                    ------------
                                                                                                                    $  1,463,311
                                                                                                                    ------------
SPECIALTY STORES - 0.3%
NEXT PLC                                                                                             8,070          $    286,376
Praktiker Bau-und Heimwerkermaerkte Holding AG                                                       9,900               326,586
                                                                                                                    ------------
                                                                                                                    $    612,962
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
KDDI Corp.                                                                                              83          $    517,278
Vodafone Group PLC                                                                                 379,990               869,452
                                                                                                                    ------------
                                                                                                                    $  1,386,730
                                                                                                                    ------------
TELEPHONE SERVICES - 2.1%
Embarq Corp. (l)                                                                                     3,454          $    167,070
France Telecom S.A.                                                                                 39,220               900,343
Royal KPN N.V.                                                                                      21,300               271,769
Sprint Nextel Corp.                                                                                 66,110             1,133,787
Telecom Corp. of New Zealand Ltd.                                                                   97,330               276,725
Telekom Austria AG                                                                                  13,000               328,109
Telenor A.S.A.                                                                                      43,000               561,006
                                                                                                                    ------------
                                                                                                                    $  3,638,809
                                                                                                                    ------------
TOBACCO - 1.7%
Altria Group, Inc.                                                                                  25,506          $  1,952,484
British American Tobacco PLC                                                                        23,230               627,828
Swedish Match AB                                                                                    26,520               431,777
                                                                                                                    ------------
                                                                                                                    $  3,012,089
                                                                                                                    ------------
TRUCKING - 0.9%
TNT N.V.                                                                                            36,720          $  1,392,968
United Parcel Service, Inc., "B"                                                                     3,200               230,208
                                                                                                                    ------------
                                                                                                                    $  1,623,176
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 2.9%
Dominion Resources, Inc.                                                                            16,510          $  1,262,850
E.ON AG                                                                                              9,180             1,088,387
FPL Group, Inc.                                                                                     20,080               903,600
Scottish Power PLC                                                                                  20,330               247,900
SUEZ S.A.                                                                                           10,542               463,686
TXU Corp.                                                                                            9,850               615,822
United Utilities PLC                                                                                41,060               542,176
                                                                                                                    ------------
                                                                                                                    $  5,124,421
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $104,721,727
                                                                                                                    ------------
BONDS - 33.0%
ASSET BACKED & SECURITIZED - 2.4%
Bayview Commercial Asset Trust, FRN, 4.8286%, 2023 (a)                               CAD           170,000          $    152,078
Commercial Mortgage Asset Trust, FRN, 1.1283%, 2032 (a)(i)                                    $  3,925,488               159,131
Commercial Mortgage Pass-Through Certificate, FRN, 5.52%, 2017 (a)                                 360,000               360,041
Commercial Mortgage Pass-Through Certificates, FRN, 5.53%, 2017 (a)                                700,000               700,201
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                              151,393               152,396
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            146,205               147,725
First Union National Bank Commercial Mortgage Trust, FRN, 1.1917%, 2043 (a)(i)                   8,073,463               277,562
IMPAC CMB Trust, FRN, 5.68%, 2036                                                                  684,507               687,936
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)                               126,019               126,197
JPMorgan Chase Commercial Mortgage Securities Corp., 5.3813%, 2041                                 606,421               604,436
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 5.49%, 2018 (a)                      700,000               700,004
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                         210,000               216,018
                                                                                                                    ------------
                                                                                                                    $  4,283,725
                                                                                                                    ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
Gazprom International S.A., 7.201%, 2020                                                      $    341,000          $    357,641
Pemex Project Funding Master Trust, 8.625%, 2022                                                   143,000               171,743
Petronas Capital Ltd., 7.875%, 2022                                                                354,000               426,913
                                                                                                                    ------------
                                                                                                                    $    956,297
                                                                                                                    ------------
EMERGING MARKET SOVEREIGN - 0.7%
Banque Centrale de Tunisie, 7.375%, 2012                                                      $    157,000          $    170,188
Republic of Argentina, FRN, 5.59%, 2012                                                            322,500               297,508
Republic of Bulgaria, 8.25%, 2015                                                                  171,000               201,130
Republic of South Africa, 7.375%, 2012                                                             157,000               169,756
United Mexican States, 5.625%, 2017                                                                186,000               183,768
United Mexican States, 10%, 2024                                                     MXN         1,610,000               166,925
                                                                                                                    ------------
                                                                                                                    $  1,189,275
                                                                                                                    ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 6.4%
Canada Housing Trust, 4.6%, 2011                                                     CAD           731,000          $    671,159
Development Bank of Japan, 1.4%, 2012                                                JPY        45,000,000               384,272
Development Bank of Japan, 1.6%, 2014                                                JPY       160,000,000             1,370,171
Development Bank of Japan, 1.05%, 2023 (l)                                           JPY       202,000,000             1,473,723
Japan Finance Corp., 2%, 2016                                                        JPY       110,000,000               958,739
KfW Bankengruppe, FRN, 3.164%, 2007                                                  EUR         1,720,000             2,180,010
Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                      EUR           617,000               782,453
Landesbank Baden-Wuttemberg, FRN, 3.333%, 2007                                       EUR           560,000               710,320
Network Rail MTN Finance PLC, FRN, 3.255%, 2007                                      EUR         2,149,000             2,724,887
                                                                                                                    ------------
                                                                                                                    $ 11,255,734
                                                                                                                    ------------
INTERNATIONAL MARKET SOVEREIGN - 16.2%
Commonwealth of Australia, 6.5%, 2013                                                AUD           288,000          $    225,375
Federal Republic of Germany, 3.5%, 2008                                              EUR           444,000               562,511
Federal Republic of Germany, 5.25%, 2010                                             EUR           511,000               684,790
Federal Republic of Germany, 3.75%, 2015                                             EUR         1,254,000             1,598,559
Federal Republic of Germany, 6.25%, 2024                                             EUR         1,319,000             2,166,055
Federal Republic of Germany, 6.25%, 2030                                             EUR         1,821,000             3,116,147
Government of Canada, 5.5%, 2009                                                     CAD         1,417,000             1,318,253
Government of Canada, 4.5%, 2015                                                     CAD           589,000               547,211
Government of Canada, 8%, 2023                                                       CAD           528,000               692,656
Kingdom of Belgium, 3.75%, 2009                                                      EUR           215,000               273,624
Kingdom of Belgium, 5%, 2012                                                         EUR           656,000               891,568
Kingdom of Denmark, 4%, 2015                                                         DKK         3,471,000               602,886
Kingdom of Netherlands, 5%, 2012                                                     EUR           631,219               856,287
Kingdom of Norway, 5%, 2015                                                          NOK         3,376,000               550,345
Kingdom of Spain, 5.35%, 2011                                                        EUR         1,517,000             2,072,660
Republic of Austria, 5%, 2012                                                        EUR           657,000               890,711
Republic of Finland, 3%, 2008                                                        EUR           753,000               945,957
Republic of Finland, 5.375%, 2013                                                    EUR           594,000               829,988
Republic of France, 4.75%, 2012                                                      EUR           543,000               729,175
Republic of France, 6%, 2025                                                         EUR           393,000               638,748
Republic of France, 4.75%, 2035                                                      EUR           750,000             1,081,904
Republic of Ireland, 4.25%, 2007                                                     EUR           352,000               449,223
Republic of Ireland, 4.6%, 2016                                                      EUR           524,000               711,270
United Kingdom Treasury, 5.75%, 2009                                                 GBP           732,000             1,408,272
United Kingdom Treasury, 5%, 2012                                                    GBP         1,173,000             2,229,914
United Kingdom Treasury, 8%, 2015                                                    GBP           723,000             1,700,887
United Kingdom Treasury, 8%, 2021                                                    GBP           204,000               525,860
United Kingdom Treasury, 4.25%, 2036                                                 GBP            55,000               105,638
                                                                                                                    ------------
                                                                                                                    $ 28,406,474
                                                                                                                    ------------
MAJOR BANKS - 0.5%
Ulster Bank Finance PLC, FRN, 3.424%, 2008                                           EUR           622,000          $    788,534
                                                                                                                    ------------
MORTGAGE BACKED - 1.0%
Fannie Mae, 4.98%, 2015                                                                       $     66,155          $     65,249
Fannie Mae, 5.423%, 2016                                                                           107,460               109,111
Freddie Mac, 5%, 2022 - 2025                                                                     1,610,155             1,601,464
                                                                                                                    ------------
                                                                                                                    $  1,775,824
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.3%
HSBK Europe B.V., 7.75%, 2013 (a)                                                             $    216,000          $    219,780
VTB Capital S.A., 7.5%, 2011                                                                       255,000               270,632
                                                                                                                    ------------
                                                                                                                    $    490,412
                                                                                                                    ------------
U.S. GOVERNMENT AGENCIES - 1.8%
Aid-Egypt, 4.45%, 2015                                                                             349,000          $    336,070
Fannie Mae, 4.25%, 2007                                                                            736,000               729,352
Fannie Mae, 6%, 2011                                                                               655,000               684,250
Freddie Mac, 4.2%, 2007                                                                            467,000               462,358
Small Business Administration, 5.09%, 2025                                                          73,563                72,805
Small Business Administration, 5.21%, 2026                                                         869,333               865,794
                                                                                                                    ------------
                                                                                                                    $  3,150,629
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 3.2%
U.S. Treasury Bonds, 8%, 2021                                                                 $  1,297,000          $  1,735,142
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                                            336,801               342,221
U.S. Treasury Notes, 4%, 2010                                                                      420,000               411,912
U.S. Treasury Notes, 4.25%, 2013                                                                 1,353,000             1,323,456
U.S. Treasury Notes, 4%, 2015 (f)                                                                1,609,000             1,540,178
U.S. Treasury Notes, TIPS, 2%, 2016                                                                354,719          $    346,572
                                                                                                                    ------------
                                                                                                                    $  5,699,481
                                                                                                                    ------------
    TOTAL BONDS                                                                                                     $ 57,996,385
                                                                                                                    ------------

                                                                                                 NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                                                                OF CONTRACTS              VALUE
CALL OPTIONS PURCHASED - 0.0%
JPY Currency - November 2006 @ (euro)0.99619                                         JPY       159,942,400          $     15,035

ISSUER                                                                                          SHARES/PAR             VALUE ($)
SHORT-TERM OBLIGATIONS (y) - 7.1%
Abbey National North America LLC, 5.35%, due 10/02/06                                         $  7,051,000          $  7,049,952
Windmill Funding Corp., 5.35%, due 10/02/06 (t)                                                  5,507,000             5,506,182
                                                                                                                    ------------
    TOTAL SHORT-TERM OBLIGATIONS                                                                                    $ 12,556,134
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 0.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                   892,278          $    892,278
                                                                                                                    ------------
    TOTAL INVESTMENTS(k)                                                                                            $176,181,559
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                 (433,935)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $175,747,624
                                                                                                                    ------------

(a)   Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $57,697,160 and 32.75% of market value. An independent pricing service provided an evaluated bid for 32.26% of the market value.
(l)   All or a portion of this security is on loan.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,568,797, representing 1.5% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                   ACQUISITION     ACQUISITION       CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                                  DATE            COST        MARKET VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045      9/22/06        $126,648        $126,197            0.1%

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
FRN         Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
IPS         International Preference Stock
TIPS        Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      CHF   Swiss Franc
      CLP   Chilean Peso
      DKK   Danish Krone
      EUR   Euro
      GBP   British Pound
      JPY   Japanese Yen
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      NOK   Norwegian Krone
      NZD   New Zealand Dollar
      SEK   Swedish Krona
      SGD   Singapore Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS /SUN LIFE TRUST - GLOBAL TOTAL RETURN SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $157,139,406
                                                                   ============
Gross unrealized appreciation                                      $ 22,062,769
Gross unrealized depreciation                                        (3,020,616)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 19,042,153
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                      NET UNREALIZED
        CONTRACTS TO                                                                CONTRACTS          APPRECIATION
       DELIVER/RECEIVE               SETTLEMENT DATE         IN EXCHANGE FOR         AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
SALES
AUD                  303,247             10/10/06              $    230,559        $    226,091        $      4,468
CAD                1,960,552        10/10/06 - 12/04/06           1,752,136           1,754,863              (2,727)
CHF                  220,950            10/04/2006                  180,001             176,773               3,228
DKK                3,578,245             10/25/06                   614,722             609,573               5,149
EUR                4,912,800        10/04/06 - 10/20/06           6,284,098           6,237,461              46,637
GBP                4,815,389        10/02/06 - 11/27/06           9,050,432           9,015,723              34,709
JPY               61,316,626        10/02/06 - 11/20/06             527,125             521,698               5,427
MXN                1,694,364             10/10/06                   152,882             154,252              (1,370)
NOK                3,587,888             11/08/06                   561,558             551,359              10,199
NZD                1,130,700             10/10/06                   697,766             738,521             (40,755)
SGD                  279,967             10/02/06                   176,335             176,291                  44
                                                               ------------        ------------        ------------
                                                               $ 20,227,614        $ 20,162,605        $     65,009
                                                               ============        ============        ============

PURCHASES
AUD                   82,785             10/10/06              $     62,385        $     61,722        $       (663)
BRL                  350,638             10/31/06                   159,164             160,399               1,235
CAD                  290,339             10/04/06                   259,873             259,769                (104)
CHF                  453,895            10/04/2006                  368,063             363,142              (4,921)
CLP               70,976,852             10/10/06                   132,173             132,629                 456
EUR                4,069,110        10/04/06 - 5/17/06            5,242,074           5,167,542             (74,532)
GBP                3,583,287        10/02/06 - 11/27/06           6,767,102           6,708,058             (59,044)
JPY            1,747,527,462        10/02/06 - 11/20/06          14,992,077          14,905,643             (86,434)
MXN                1,116,169             10/10/06                   101,244             101,614                 370
MYR                  506,816             10/23/06                   138,041             137,584                (457)
NZD                1,512,163             10/10/06                   960,785             987,676              26,891
SEK                8,495,113             10/10/06                 1,192,575           1,160,833             (31,742)
SGD                  559,934        10/02/06 - 11/30/06             354,878             353,114              (1,764)
                                                               ------------        ------------        ------------
                                                               $ 30,730,434        $ 30,499,725        $   (230,709)
                                                               ============        ============        ============

At September 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded a net payable of $16,600 with Merrill Lynch International Bank and $1,798 with Goldman Sachs & Co.

FUTURE CONTRACTS

                                                                                           UNREALIZED
                                                                       EXPIRATION         APPRECIATION
                                     CONTRACTS           VALUE            DATE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 yr (Long)      3             $3,424,362        Dec-06            $  15,748
U.S. Treasury Note 10 yr (Short)        15              1,620,938        Dec-06                1,354
                                                                                           ---------
                                                                                           $  17,102
                                                                                           =========

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006 are as follows:

United States           36.3%
United Kingdom          12.5%
Germany                  9.1%
Japan                    8.7%
France                   6.9%
Switzerland              3.5%
Canada                   2.4%
Netherlands              2.2%
Sweden                   1.2%
Others                  17.2%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Government Securities Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Government Securities Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
BONDS - 98.6%
AGENCY - OTHER - 6.5%
Financing Corp., 9.4%, 2018                                                                   $  5,475,000          $  7,498,730
Financing Corp., 9.8%, 2018                                                                      7,760,000            10,922,184
Financing Corp., 10.35%, 2018                                                                    7,065,000            10,334,618
Financing Corp., STRIPS, 0%, 2017                                                                8,940,000             5,118,454
Resolution Funding Corp., 8.875%, 2020                                                           6,000,000             8,314,680
                                                                                                                    ------------
                                                                                                                    $ 42,188,666
                                                                                                                    ------------
MORTGAGE BACKED - 49.5%
Fannie Mae, 4.73%, 2012                                                                       $    937,906          $    917,640
Fannie Mae, 4.79%, 2012                                                                          6,259,642             6,088,974
Fannie Mae, 4.543%, 2013                                                                           952,188               922,170
Fannie Mae, 4.65%, 2013                                                                          1,678,711             1,623,014
Fannie Mae, 4.8%, 2013                                                                             725,096               711,658
Fannie Mae, 4.845%, 2013                                                                         1,796,985             1,762,356
Fannie Mae, 5%, 2013 - 2027                                                                     20,648,028            20,387,808
Fannie Mae, 5.06%, 2013                                                                            915,017               907,162
Fannie Mae, 5.37%, 2013                                                                          1,107,447             1,108,139
Fannie Mae, 4.45%, 2014                                                                          2,150,077             2,063,548
Fannie Mae, 4.519%, 2014                                                                         2,060,180             1,983,555
Fannie Mae, 4.6%, 2014                                                                             866,324               838,226
Fannie Mae, 4.667%, 2014                                                                         5,233,736             5,083,029
Fannie Mae, 4.77%, 2014                                                                            744,587               724,991
Fannie Mae, 4.82%, 2014 - 2015                                                                   3,121,020             3,045,938
Fannie Mae, 4.848%, 2014                                                                         6,004,884             5,889,264
Fannie Mae, 4.871%, 2014                                                                         3,232,191             3,179,968
Fannie Mae, 5.1%, 2014                                                                             927,663               919,554
Fannie Mae, 4.56%, 2015                                                                          1,118,796             1,075,693
Fannie Mae, 4.62%, 2015                                                                          1,563,055             1,509,470
Fannie Mae, 4.665%, 2015                                                                           755,302               731,024
Fannie Mae, 4.69%, 2015                                                                            616,341               597,626
Fannie Mae, 4.7%, 2015                                                                           1,118,088             1,084,457
Fannie Mae, 4.74%, 2015                                                                            700,000               678,891
Fannie Mae, 4.815%, 2015                                                                           824,000               802,520
Fannie Mae, 4.85%, 2015                                                                            616,094               603,279
Fannie Mae, 4.87%, 2015                                                                            649,622               636,626
Fannie Mae, 4.89%, 2015                                                                            733,557               720,021
Fannie Mae, 4.925%, 2015                                                                         2,415,322             2,376,694
Fannie Mae, 5.48%, 2015                                                                          1,526,333             1,557,740
Fannie Mae, 5.423%, 2016                                                                         1,437,781             1,459,863
Fannie Mae, 6.5%, 2016 - 2036                                                                   14,263,705            14,575,371
Fannie Mae, 4.996%, 2017                                                                         2,308,257             2,283,069
Fannie Mae, 5.5%, 2017 - 2035                                                                   70,032,629            69,349,091
Fannie Mae, 6%, 2017 - 2034                                                                      6,337,287             6,428,205
Fannie Mae, 7.5%, 2017 - 2031                                                                    1,694,958             1,758,923
Fannie Mae, 4.5%, 2019                                                                          26,912,982            26,002,946
Fannie Mae, 4.88%, 2020                                                                            652,226               643,162
Fannie Mae TBA, 5.5%, 2036                                                                       6,607,000             6,507,895
Freddie Mac, 4.5%, 2013 - 2015                                                                   4,283,622             4,242,467
Freddie Mac, 4.375%, 2015                                                                        4,109,445             4,004,795
Freddie Mac, 5%, 2016 - 2025                                                                    19,911,877            19,784,082
Freddie Mac, 6%, 2021 - 2035                                                                    31,635,507            31,877,887
Freddie Mac, 5.5%, 2025 - 2035                                                                  48,048,560            47,511,475
Freddie Mac, 6.5%, 2032                                                                          5,209,425             5,326,510
Ginnie Mae, 5.5%, 2033 - 2034                                                                   10,329,194            10,269,414
                                                                                                                    ------------
                                                                                                                    $322,556,190
                                                                                                                    ------------
U.S. GOVERNMENT AGENCIES - 22.9%
Aid-Egypt, 4.45%, 2015                                                                        $  3,299,000          $  3,176,773
Aid-Israel, 0%, 2021 - 2024                                                                     13,832,000             5,819,686
Aid-Israel, 5.5%, 2023                                                                           7,403,000             7,707,404
Aid-Lebanon, 7.62%, 2009                                                                         3,331,045             3,459,291
Aid-Peru, 9.98%, 2008                                                                            1,092,047             1,129,472
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                     5,076,000             5,148,231
Fannie Mae, 4.25%, 2009                                                                          7,277,000             7,160,823
Fannie Mae, 4.625%, 2013                                                                           627,000               614,640
Farmer Mac, 5.5%, 2011 (n)                                                                       5,370,000             5,481,320
Federal Home Loan Bank, 4.5%, 2007                                                               4,020,000             4,001,287
Federal Home Loan Bank, 4.625%, 2008                                                            15,250,000            15,166,384
Freddie Mac, 4.2%, 2007                                                                          3,706,000             3,669,166
Freddie Mac, 7%, 2010                                                                            8,626,000             9,185,802
Freddie Mac, 4.875%, 2013                                                                        1,859,000             1,849,376
Overseas Private Investment Corp., 0%, 2007                                                      3,599,925             3,743,922
Small Business Administration, 8.4%, 2007                                                            1,656                 1,672
Small Business Administration, 9.65%, 2007                                                           4,233                 4,281
Small Business Administration, 8.7%, 2009                                                           80,624                83,291
Small Business Administration, 9.05%, 2009                                                           5,272                 5,465
Small Business Administration, 10.05%, 2009                                                          4,489                 4,629
Small Business Administration, 6.34%, 2021                                                       2,422,707             2,509,535
Small Business Administration, 6.35%, 2021                                                       2,578,188             2,670,420
Small Business Administration, 6.44%, 2021                                                       2,888,620             2,998,460
Small Business Administration, 6.625%, 2021                                                      3,161,637             3,306,780
Small Business Administration, 6.07%, 2022                                                       2,553,111             2,630,416
Small Business Administration, 4.89%, 2023                                                       4,303,442             4,232,641
Small Business Administration, 4.98%, 2023                                                       1,727,640             1,708,119
Small Business Administration, 4.34%, 2024                                                       2,361,912             2,246,062
Small Business Administration, 4.72%, 2024                                                       4,152,074             4,041,493
Small Business Administration, 4.77%, 2024                                                       3,240,303             3,163,544
Small Business Administration, 4.86%, 2024                                                       2,152,361             2,108,410
Small Business Administration, 4.87%, 2024                                                       2,569,612             2,516,157
Small Business Administration, 4.88%, 2024                                                       1,979,221             1,940,114
Small Business Administration, 4.99%, 2024                                                       2,768,279             2,730,802
Small Business Administration, 5.19%, 2024                                                       2,532,169             2,527,451
Small Business Administration, 5.52%, 2024                                                       2,457,559             2,489,403
Small Business Administration, 4.76%, 2025                                                       3,774,141             3,657,711
Small Business Administration, 5.11%, 2025                                                       2,306,629             2,288,912
Tennessee Valley Authority STRIPS, 0% to 2012, 8.25%, 2042                                      12,654,000             9,946,803
U.S. Department of Housing & Urban Development, 6.36%, 2016                                      6,000,000             6,222,882
U.S. Department of Housing & Urban Development, 6.59%, 2016                                      5,744,000             5,862,499
                                                                                                                    ------------
                                                                                                                    $149,211,529
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 19.7%
U.S. Treasury Bonds, 6.5%, 2010 (f)                                                           $ 77,264,000          $ 81,745,930
U.S. Treasury Bonds, 9.25%, 2016                                                                 4,302,000             5,790,225
U.S. Treasury Bonds, 6.875%, 2025                                                                  504,000               629,724
U.S. Treasury Bonds, 6%, 2026                                                                   14,839,000            16,977,908
U.S. Treasury Bonds, 6.25%, 2030                                                                   579,000               695,840
U.S. Treasury Bonds, 4.5%, 2036                                                                  8,275,000             7,929,130
U.S. Treasury Bonds, TIPS, 3.875%, 2009                                                          4,794,181             4,931,826
U.S. Treasury Notes, 5.5%, 2008                                                                  9,172,000             9,259,061
                                                                                                                    ------------
                                                                                                                    $127,959,644
                                                                                                                    ------------
    TOTAL BONDS                                                                                                     $641,916,029
                                                                                                                    ------------
REPURCHASE AGREEMENTS - 1.6%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/2/06, total to be received $10,540,697 (secured by U.S. Treasury and Federal
Agency obligations and Mortgage Backed securities in a jointly
traded account)                                                                               $ 10,536,000          $ 10,536,000
                                                                                                                    ------------
    TOTAL INVESTMENTS(k)                                                                                            $652,452,029
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                               (1,100,086)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $651,351,943
                                                                                                                    ============

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $632,046,933 and 96.87% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,481,320, representing 0.8% of net assets.

The following abbreviations are used in this report and are defined:
STRIPS      Separate Trading of Registered Interest and Principal of Securities
TIPS        Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GOVERNMENT SECURITIES SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $660,789,224
                                                                   ============
Gross unrealized appreciation                                      $  6,352,211
Gross unrealized depreciation                                       (14,689,406)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ (8,337,195)
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS

                                                                                           UNREALIZED
                                                                       EXPIRATION         APPRECIATION
                                     CONTRACTS           VALUE            DATE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)               56           $ 6,294,750        Dec-06          $      (89,446)
U.S. Treasury Note 10 yr (Short)        249            26,907,563        Dec-06                (224,582)
-------------------------------------------------------------------------------------------------------
                                                                                         $     (314,028)
                                                                                         ==============

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        High Yield Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - High Yield Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
BONDS - 88.7%
AEROSPACE - 1.3%
Argo-Tech Corp., 9.25%, 2011                                                                  $  1,275,000          $  1,326,000
DRS Technologies, Inc., 7.625%, 2018                                                             2,590,000             2,628,850
Vought Aircraft Industry, Inc., 8%, 2011                                                           475,000               435,810
                                                                                                                    ------------
                                                                                                                    $  4,390,660
                                                                                                                    ------------
AIRLINES - 0.7%
Continental Airlines, Inc., 6.9%, 2017                                                        $    357,382          $    342,704
Continental Airlines, Inc., 6.748%, 2017                                                           336,095               327,688
Continental Airlines, Inc., 6.795%, 2020                                                           600,967               584,768
Continental Airlines, Inc., 7.566%, 2020                                                         1,137,813             1,134,964
                                                                                                                    ------------
                                                                                                                    $  2,390,124
                                                                                                                    ------------
APPAREL MANUFACTURERS - 0.4%
Levi Strauss & Co., 12.25%, 2012                                                              $    830,000          $    925,450
Levi Strauss & Co., 9.75%, 2015                                                                    625,000               648,438
                                                                                                                    ------------
                                                                                                                    $  1,573,888
                                                                                                                    ------------
ASSET BACKED & SECURITIZED - 1.7%
Anthracite CDO Ltd., 6%, 2037 (z)                                                             $  1,300,000          $  1,133,590
Arbor Realty Mortgage Securities, FRN, 7.82%, 2041 (z)                                             731,823               737,385
Asset Securitization Corp., FRN, 8.2945%, 2026                                                     754,009               787,535
Babson CDO Ltd., "D", FRN, 6.8528%, 2018 (n)                                                       670,000               670,000
CW Capital Ltd., CDO, 6.23%, 2045 (n)                                                              950,000               933,185
CWCapital Cobalt CDO Ltd., "F", FRN, 6.79%, 2050 (z)                                               500,000               501,750
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                   855,000               865,688
Wachovia Credit, CDO, FRN, 6.74%, 2026  (z)(p)                                                     376,000               376,000
                                                                                                                    ------------
                                                                                                                    $  6,005,133
                                                                                                                    ------------
AUTOMOTIVE - 9.1%
American Axle & Manufacturing, Inc., 5.25%, 2014                                              $    710,000          $    589,300
Cooper Standard Automotive, Inc., 8.375%, 2014                                                   2,265,000             1,664,775
Ford Motor Co., 7.45%, 2031                                                                      1,281,000               989,573
Ford Motor Credit Co., 6.625%, 2008                                                                718,000               707,144
Ford Motor Credit Co., 5.8%, 2009                                                                2,665,000             2,537,123
Ford Motor Credit Co., 9.75%, 2010 (n)                                                           3,390,000             3,500,087
Ford Motor Credit Co., 8.625%, 2010                                                              1,065,000             1,060,943
Ford Motor Credit Co., 7%, 2013                                                                  3,661,000             3,396,815
General Motors Acceptance Corp., 6.875%, 2011                                                    3,138,000             3,121,375
General Motors Acceptance Corp., 6.75%, 2014                                                     6,959,000             6,793,759
General Motors Corp., 7.2%, 2011                                                                 1,100,000             1,013,375
General Motors Corp., 8.375%, 2033                                                               3,984,000             3,446,160
Goodyear Tire & Rubber Co., 9%, 2015                                                             2,390,000             2,425,850
Lear Corp., 5.75%, 2014                                                                            500,000               401,250
                                                                                                                    ------------
                                                                                                                    $ 31,647,529
                                                                                                                    ------------
BROADCASTING - 3.9%
Allbritton Communications Co., 7.75%, 2012                                                    $  2,078,000          $  2,093,585
Barrington Broadcasting Group, 10.5%, 2014 (z)                                                   1,025,000               999,375
EchoStar DBS Corp., 6.375%, 2011                                                                 1,175,000             1,144,156
Granite Broadcasting Corp., 9.75%, 2010                                                          1,260,000             1,165,500
Hughes Network Systems LLC, 9.5%, 2014 (n)                                                         945,000               973,350
Intelsat Ltd., 9.25%, 2016 (n)                                                                   1,015,000             1,067,019
Intelsat Ltd., 11.25%, 2016 (n)                                                                    355,000               377,188
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                         1,590,000             1,152,750
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 900,000               920,250
ION Media Networks, Inc., FRN, 11.7569%, 2013 (n)                                                1,760,000             1,773,200
XM Satellite Radio, Inc., 9.75%, 2014                                                            1,235,000             1,179,425
Young Broadcasting, Inc., 10%, 2011                                                                805,000               751,669
                                                                                                                    ------------
                                                                                                                    $ 13,597,467
                                                                                                                    ------------
BUILDING - 1.9%
Goodman Global Holdings, Inc., 7.875%, 2012                                                   $  1,835,000          $  1,747,838
Interface, Inc., 10.375%, 2010                                                                     943,000             1,027,870
Interface, Inc., 9.5%, 2014                                                                        170,000               175,100
Nortek Holdings, Inc., 8.5%, 2014                                                                1,145,000             1,082,025
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                3,597,000             2,481,930
                                                                                                                    ------------
                                                                                                                    $  6,514,763
                                                                                                                    ------------
BUSINESS SERVICES - 2.6%
Iron Mountain, Inc., 8.625%, 2013                                                             $    680,000          $    695,300
Iron Mountain, Inc., 7.75%, 2015                                                                   720,000               720,000
Nortel Networks Ltd., 10.75%, 2016 (n)                                                           1,165,000             1,246,550
Northern Telecom Corp., 6.875%, 2023                                                               685,000               565,125
SunGard Data Systems, Inc., 10.25%, 2015                                                         2,515,000             2,590,450
Xerox Corp., 7.625%, 2013                                                                        2,935,000             3,081,750
                                                                                                                    ------------
                                                                                                                    $  8,899,175
                                                                                                                    ------------
CABLE TV - 3.4%
Cablevision Systems Corp., 8%, 2012                                                           $    870,000          $    880,875
CCH I Holdings LLC, 11%, 2015                                                                    4,059,000             3,693,690
CCH II Holdings LLC, 10.25%, 2010                                                                2,605,000             2,657,100
CCO Holdings LLC, 8.75%, 2013                                                                      665,000               669,156
CSC Holdings, Inc., 6.75%, 2012 (n)                                                              1,085,000             1,080,931
Mediacom LLC, 9.5%, 2013                                                                         1,600,000             1,636,000
NTL Cable PLC, 9.125%, 2016                                                                      1,286,000             1,327,795
                                                                                                                    ------------
                                                                                                                    $ 11,945,547
                                                                                                                    ------------
CHEMICALS - 4.8%
Basell AF SCA, 8.375%, 2015 (n)                                                               $  1,683,000          $  1,670,378
BCP Crystal Holdings Corp., 9.625%, 2014                                                           693,000               751,905
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                            348,000               279,270
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                        3,947,000             3,202,004
Equistar Chemicals, 10.625%, 2011                                                                  360,000               386,100
Equistar Chemicals LP, 10.125%, 2008                                                             1,305,000             1,381,669
Hexion U.S. Financial Corp., 9%, 2014                                                            1,225,000             1,249,500
Huntsman International LLC, 10.125%, 2009                                                        1,161,000             1,178,415
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                    1,960,000             1,440,600
Lyondell Chemical Co., 9.5%, 2008                                                                  400,000               411,500
Lyondell Chemical Co., 11.125%, 2012                                                               750,000               817,500
Nalco Co., 7.75%, 2011                                                                           1,145,000             1,167,900
Nalco Co., 8.875%, 2013                                                                          2,580,000             2,689,650
                                                                                                                    ------------
                                                                                                                    $ 16,626,391
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 2.5%
GEO Group, Inc., 8.25%, 2013                                                                  $  1,595,000          $  1,595,000
Jarden Corp., 9.75%, 2012                                                                          835,000               880,925
Playtex Products, Inc., 9.375%, 2011                                                             1,025,000             1,071,125
Revlon Consumer Products Corp., 9.5%, 2011                                                         900,000               796,500
Samsonite Corp., 8.875%, 2011                                                                    1,145,000             1,199,388
Service Corp., 7.375%, 2014 (z)                                                                    700,000               704,375
Service Corp. International, 8%, 2017 (n)                                                        1,925,000             1,843,188
Visant Holding Corp., 8.75%, 2013 (n)                                                              705,000               709,406
                                                                                                                    ------------
                                                                                                                    $  8,799,907
                                                                                                                    ------------
CONTAINERS - 2.0%
Berry Plastics Holding Corp., 8.875%, 2014 (z)                                                $  1,140,000          $  1,145,700
Graham Packaging Co. LP, 9.875%, 2014                                                            2,060,000             2,023,950
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                3,625,000             3,715,625
                                                                                                                    ------------
                                                                                                                    $  6,885,275
                                                                                                                    ------------
DEFENSE ELECTRONICS - 0.8%
L-3 Communications Corp., 5.875%, 2015                                                        $  1,435,000          $  1,363,250
L-3 Communications Holdings, Inc., 6.125%, 2014                                                  1,340,000             1,299,800
                                                                                                                    ------------
                                                                                                                    $  2,663,050
                                                                                                                    ------------
ELECTRONICS - 0.7%
Flextronics International Ltd., 6.5%, 2013                                                    $    730,000          $    722,700
Magnachip Semiconductor S.A., 8%, 2014                                                             155,000                94,163
Sensata Technologies B.V., 8%, 2014 (n)                                                          1,690,000             1,643,525
                                                                                                                    ------------
                                                                                                                    $  2,460,388
                                                                                                                    ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
Gazprom OAO, 9.625%, 2013 (n)                                                                 $    610,000          $    722,088
Gazprom OAO, 8.625%, 2034 (n)                                                                      224,000               278,880
                                                                                                                    ------------
                                                                                                                    $  1,000,968
                                                                                                                    ------------
EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil, 8.875%, 2019                                                   $    296,000          $    351,056
Russian Ministry of Finance, 12.75%, 2028                                                          243,000               436,064
                                                                                                                    ------------
                                                                                                                    $    787,120
                                                                                                                    ------------
ENERGY - INDEPENDENT - 3.2%
Chesapeake Energy Corp., 7%, 2014                                                             $    958,000          $    947,223
Chesapeake Energy Corp., 6.375%, 2015                                                            2,660,000             2,540,300
Chesapeake Energy Corp., 6.875%, 2016                                                            1,685,000             1,647,088
Hilcorp Energy I, 9%, 2016 (n)                                                                     980,000             1,011,850
Newfield Exploration Co., 6.625%, 2014                                                           2,380,000             2,329,425
Quicksilver Resources, Inc., 7.125%, 2016                                                        1,770,000             1,677,075
Whiting Petroleum Corp., 7%, 2014                                                                1,120,000             1,092,000
                                                                                                                    ------------
                                                                                                                    $ 11,244,961
                                                                                                                    ------------
ENTERTAINMENT - 1.4%
AMC Entertainment, Inc., 9.5%, 2011                                                           $    886,000          $    884,893
AMC Entertainment, Inc., 11%, 2016                                                                 850,000               926,500
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                    935,000               715,275
Six Flags, Inc., 8.875%, 2010                                                                    1,030,000               986,225
Six Flags, Inc., 9.75%, 2013                                                                     1,490,000             1,341,000
                                                                                                                    ------------
                                                                                                                    $  4,853,893
                                                                                                                    ------------
FOOD & BEVERAGES - 0.7%
B&G Foods Holding Corp., 8%, 2011                                                             $    990,000          $  1,014,750
Michael Foods, Inc., 8%, 2013                                                                    1,405,000             1,433,100
                                                                                                                    ------------
                                                                                                                    $  2,447,850
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 4.1%
Buckeye Technologies, Inc., 8%, 2010                                                          $    365,000          $    350,400
Buckeye Technologies, Inc., 8.5%, 2013                                                           2,165,000             2,170,413
Graphic Packaging International Corp., 9.5%, 2013                                                1,690,000             1,728,025
Jefferson Smurfit Corp., 8.25%, 2012                                                             4,215,000             4,035,863
JSG Funding LLC, 11.5%, 2015 (n)(p)                                                  EUR           504,341               695,626
JSG Funding PLC, 7.75%, 2015                                                                  $    150,000               141,750
MDP Acquisitions PLC, 9.625%, 2012                                                               1,145,000             1,207,975
Millar Western Forest Products Ltd., 7.75%, 2013                                                 1,205,000             1,000,150
Stone Container Corp., 7.375%, 2014                                                                855,000               778,050
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                         755,000               759,719
Verso Paper Holdings LLC, 11.375%, 2016 (n)                                                      1,345,000             1,334,913
                                                                                                                    ------------
                                                                                                                    $ 14,202,884
                                                                                                                    ------------
GAMING & LODGING - 6.2%
Boyd Gaming Corp., 6.75%, 2014                                                                $  1,735,000          $  1,695,963
Greektown Holdings, 10.75%, 2013 (n)                                                             1,260,000             1,329,300
Harrah's Entertainment, Inc., 5.75%, 2017                                                          510,000               466,424
Majestic Star Casino LLC, 9.75%, 2011                                                            1,055,000             1,027,306
Mandalay Resort Group, 9.375%, 2010                                                              1,085,000             1,159,594
MGM Mirage, Inc., 8.5%, 2010                                                                     1,165,000             1,239,269
MGM Mirage, Inc., 8.375%, 2011                                                                   2,155,000             2,246,695
MGM Mirage, Inc., 6.75%, 2013                                                                    1,125,000             1,105,313
MGM Mirage, Inc., 5.875%, 2014                                                                     485,000               449,231
MGM Mirage, Inc., 6.875%, 2016                                                                   1,010,000               974,650
Pinnacle Entertainment, Inc., 8.25%, 2012                                                        1,055,000             1,068,188
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                        755,000               805,019
Station Casinos, Inc., 6.5%, 2014                                                                3,845,000             3,599,881
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                           2,235,000             2,137,219
Wynn Las Vegas LLC, 6.625%, 2014                                                                 2,255,000             2,187,350
                                                                                                                    ------------
                                                                                                                    $ 21,491,402
                                                                                                                    ------------
INDUSTRIAL - 3.3%
Amsted Industries, Inc., 10.25%, 2011 (z)                                                     $  1,720,000          $  1,840,400
Blount, Inc., 8.875%, 2012                                                                       1,025,000             1,022,438
Da-Lite Screen Co., Inc., 9.5%, 2011                                                               390,000               410,475
Education Management LLC, 8.75%, 2014 (n)                                                        1,020,000             1,030,200
Education Management LLC, 10.25%, 2016 (n)                                                         790,000               807,775
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                2,075,000             2,085,375
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                       1,004,000               868,460
Knowledge Learning Corp., 7.75%, 2015 (z)                                                          725,000               677,875
Milacron Escrow Corp., 11.5%, 2011                                                               1,120,000             1,064,000
RBS Global & Rexnord Corp., 9.5%, 2014 (z)                                                       1,140,000             1,157,100
RBS Global & Rexnord Corp., 11.75%, 2016  (n)                                                      605,000               623,150
                                                                                                                    ------------
                                                                                                                    $ 11,587,248
                                                                                                                    ------------
INSURANCE - 0.7%
UnumProvident Corp., 6.85%, 2015  (n)                                                         $  2,218,000          $  2,276,216
                                                                                                                    ------------
MACHINERY & TOOLS - 1.1%
Case Corp., 7.25%, 2016                                                                       $    705,000          $    711,169
Case New Holland, Inc., 9.25%, 2011                                                                540,000               572,400
Case New Holland, Inc., 7.125%, 2014                                                             2,680,000             2,690,050
                                                                                                                    ------------
                                                                                                                    $  3,973,619
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.5%
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                              $  2,515,000          $  1,861,100
DaVita, Inc., 6.625%, 2013                                                                         740,000               722,425
DaVita, Inc., 7.25%, 2015                                                                        1,550,000             1,522,875
Extendicare Health Services, Inc., 6.875%, 2014                                                  1,215,000             1,300,050
HCA, Inc., 8.75%, 2010                                                                             530,000               535,300
HCA, Inc., 7.875%, 2011                                                                          2,140,000             2,046,375
HCA, Inc., 6.375%, 2015                                                                          6,325,000             5,107,438
HealthSouth Corp., 10.75%, 2016 (n)                                                              1,610,000             1,644,213
Omnicare, Inc., 6.875%, 2015                                                                     2,130,000             2,068,763
Select Medical Corp., 7.625%, 2015                                                               1,865,000             1,571,263
Triad Hospitals, Inc., 7%, 2013                                                                    915,000               888,694
US Oncology, Inc., 10.75%, 2014                                                                  1,535,000             1,680,825
Vanguard Health Holding II, 9%, 2014                                                             1,715,000             1,663,550
                                                                                                                    ------------
                                                                                                                    $ 22,612,871
                                                                                                                    ------------
METALS & MINING - 1.9%
Arch Western Finance LLC, 6.75%, 2013                                                         $  2,690,000          $  2,582,400
Massey Energy Co., 6.875%, 2013                                                                  2,790,000             2,524,950
Peabody Energy Corp., 5.875%, 2016                                                               1,565,000             1,435,888
                                                                                                                    ------------
                                                                                                                    $  6,543,238
                                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 0.3%
AmeriGas Partners LP, 7.125%, 2016                                                            $    990,000          $    975,150
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 2.9%
ANR Pipeline Co., 9.625%, 2021                                                                $    875,000          $  1,077,756
Atlas Pipeline Partners LP, 8.125%, 2015                                                         1,070,000             1,088,725
Colorado Interstate Gas Co., 5.95%, 2015                                                           790,000               755,494
El Paso Energy Corp., 7%, 2011                                                                   1,905,000             1,916,906
El Paso Energy Corp., 7.75%, 2013                                                                1,510,000             1,543,975
El Paso Performance-Linked, 7.75%, 2011 (n)                                                      2,210,000             2,270,775
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                     750,000               768,750
Williams Cos., Inc., 7.125%, 2011                                                                  733,000               751,325
                                                                                                                    ------------
                                                                                                                    $ 10,173,706
                                                                                                                    ------------
NETWORK & TELECOM - 3.8%
Cincinnati Bell, Inc., 8.375%, 2014                                                           $  1,790,000          $  1,807,900
Citizens Communications Co., 9.25%, 2011                                                         1,286,000             1,417,815
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                               1,045,000             1,073,738
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                                 370,000               388,500
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                  1,445,000             1,519,056
Qwest Corp., 7.875%, 2011                                                                        1,095,000             1,149,750
Qwest Corp., 8.875%, 2012                                                                        2,200,000             2,400,750
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                  1,635,000             1,720,838
Windstream Corp., 8.625%, 2016 (n)                                                               1,695,000             1,813,650
                                                                                                                    ------------
                                                                                                                    $ 13,291,997
                                                                                                                    ------------
OIL SERVICES - 1.1%
Basic Energy Services, Inc., 7.125%, 2016 (n)                                                 $  1,575,000          $  1,519,875
GulfMark Offshore, Inc., 7.75%, 2014                                                             1,190,000             1,195,950
Hanover Compressor Co., 9%, 2014                                                                 1,055,000             1,118,300
                                                                                                                    ------------
                                                                                                                    $  3,834,125
                                                                                                                    ------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015                                                            $  1,108,000          $  1,146,780
                                                                                                                    ------------
PRINTING & PUBLISHING - 3.2%
American Media Operations, Inc., 8.875%, 2011                                                 $  1,345,000          $  1,180,238
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          3,710,000             3,125,675
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          1,710,000             1,440,675
MediaNews Group, Inc., 6.875%, 2013                                                              1,895,000             1,752,875
PRIMEDIA, Inc., 8.875%, 2011                                                                     1,040,000             1,016,600
PRIMEDIA, Inc., 8%, 2013                                                                           780,000               707,850
R.H. Donnelley Corp., 8.875%, 2016                                                               1,785,000             1,789,463
                                                                                                                    ------------
                                                                                                                    $ 11,013,376
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.3%
TFM S.A. de C.V., 9.375%, 2012                                                                $    931,000          $    986,860
TFM S.A. de C.V., 12.5%, 2012                                                                      132,000               145,200
                                                                                                                    ------------
                                                                                                                    $  1,132,060
                                                                                                                    ------------
RESTAURANTS - 0.3%
Denny's Corp. Holdings, Inc., 10%, 2012                                                       $    850,000          $    879,750
                                                                                                                    ------------
RETAILERS - 1.8%
Buhrmann U.S., Inc., 7.875%, 2015                                                             $  1,550,000          $  1,491,875
Couche-Tard, Inc., 7.5%, 2013                                                                    1,045,000             1,060,675
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                         915,000               961,894
Neiman Marcus Group, Inc., 9%, 2015                                                              1,065,000             1,131,563
Neiman Marcus Group, Inc., 10.375%, 2015                                                           650,000               702,000
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                                 1,035,000             1,014,300
                                                                                                                    ------------
                                                                                                                    $  6,362,307
                                                                                                                    ------------
SPECIALTY STORES - 0.8%
GSC Holdings Corp., 8%, 2012                                                                  $  1,770,000          $  1,823,100
Payless ShoeSource, Inc., 8.25%, 2013                                                            1,085,000             1,103,988
                                                                                                                    ------------
                                                                                                                    $  2,927,088
                                                                                                                    ------------
STEEL - 1.0%
Chaparral Steel Co., 10%, 2013                                                                $  1,270,000          $  1,416,050
FMG Finance Ltd., 10.625%, 2016 (z)                                                              1,360,000             1,305,600
PNA Group, Inc., 10.75%, 2016 (z)                                                                  880,000               904,200
                                                                                                                    ------------
                                                                                                                    $  3,625,850
                                                                                                                    ------------
SUPERMARKETS - 0.0%
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                           250,000          $          0
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
Centennial Communications Corp., 10%, 2013                                                    $    300,000          $    303,750
Centennial Communications Corp., 10.125%, 2013                                                     655,000               695,938
Rogers Wireless, Inc., 6.375%, 2014                                                              1,380,000             1,374,825
Rogers Wireless, Inc., 7.5%, 2015                                                                  990,000             1,056,825
Rural Cellular Corp., 9.875%, 2010                                                               1,200,000             1,251,000
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                  1,580,000             1,743,925
                                                                                                                    ------------
                                                                                                                    $  6,426,263
                                                                                                                    ------------
TOBACCO - 0.6%
Reynolds American, Inc., 7.25%, 2012 (n)                                                      $  1,040,000          $  1,069,734
Reynolds American, Inc., 7.3%, 2015 (n)                                                            865,000               884,348
                                                                                                                    ------------
                                                                                                                    $  1,954,082
                                                                                                                    ------------
TRANSPORTATION - SERVICES - 1.0%
Hertz Corp., 8.875%, 2014 (n)                                                                 $  2,060,000          $  2,157,850
Stena AB, 7%, 2016                                                                               1,311,000             1,235,618
                                                                                                                    ------------
                                                                                                                    $  3,393,468
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 4.1%
Edison Mission Energy, 7.75%, 2016 (n)                                                        $    775,000          $    784,688
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               1,005,000             1,127,601
Enersis S.A., 7.375%, 2014                                                                         529,000               562,266
Midwest Generation LLC, 8.75%, 2034                                                              2,340,000             2,497,950
Mirant North American LLC, 7.375%, 2013                                                          1,340,000             1,341,675
Mission Energy Holding Co., 13.5%, 2008                                                          1,405,000             1,568,331
NRG Energy, Inc., 7.375%, 2016                                                                   4,705,000             4,675,594
Reliant Energy, Inc., 6.75%, 2014                                                                  660,000               627,825
Reliant Resources, Inc., 9.25%, 2010                                                               435,000               451,313
Reliant Resources, Inc., 9.5%, 2013                                                                635,000               658,813
                                                                                                                    ------------
                                                                                                                    $ 14,296,056
                                                                                                                    ------------
    TOTAL BONDS                                                                                                     $308,853,625
                                                                                                                    ------------
FLOATING RATE LOANS(g)(r) - 2.4%
AUTOMOTIVE - 0.4%
Lear Corp., Term Loan, 7.88%, 2012                                                            $  1,297,010          $  1,263,936
                                                                                                                    ------------
CONTAINERS - 0.4%
Bluegrass Container Co., Second Lien Term Loan, 10.33%, 2013                                  $    290,909          $    293,818
Bluegrass Container Co., Second Lien Term Loan, 10.33%, 2013                                       909,091               918,182
                                                                                                                    ------------
                                                                                                                    $  1,212,000
                                                                                                                    ------------
FOOD & BEVERAGES - 0.2%
Dole Food Co., Inc., Letter of Credit, 2013 (o)                                               $     80,526          $     79,073
Dole Food Co., Inc., Term Loan, 2013 (o)                                                           180,730               177,470
Dole Food Co., Inc., Term Loan C, 2013  (o)                                                        602,433               591,568
                                                                                                                    ------------
                                                                                                                    $    848,111
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.3%
Georgia-Pacific Corp., Term Loan, 7.39%, 2013 (o)                                             $    864,968          $    866,489
                                                                                                                    ------------
GAMING & LODGING - 0.5%
Gulfside Casino, Term Loan B, 10.42%, 2012                                                    $  1,842,346          $  1,856,164
                                                                                                                    ------------
POLLUTION CONTROL - 0.2%
Allied Waste North America, Inc., Term Loan A, 7.07%, 2012                                    $    241,544          $    240,457
Allied Waste North America, Inc., Term Loan, 7.21%, 2012                                           622,144               619,458
                                                                                                                    ------------
                                                                                                                    $    859,915
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.4%
Nielsen Finance LLC, Term Loan B, 8.19%, 2013                                                 $  1,438,669          $  1,433,274
                                                                                                                    ------------
    TOTAL FLOATING RATE LOANS                                                                                       $  8,339,889
                                                                                                                    ------------
COMMON STOCKS - 1.2%
CHEMICALS - 0.3%
Huntsman Corp. (a)                                                                                  51,600          $    939,120
                                                                                                                    ------------
CONTAINERS - 0.4%
Crown Holdings, Inc. (a)                                                                            65,900          $  1,225,740
                                                                                                                    ------------
ENERGY - INDEPENDENT - 0.3%
Foundation Coal Holdings, Inc.                                                                      34,980          $  1,132,303
                                                                                                                    ------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a)                                                                             21          $          0
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                         17,708          $          0
                                                                                                                    ------------
SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc. (a)                                                                            11          $        140
                                                                                                                    ------------
TELEPHONE SERVICES - 0.2%
Windstream Corp.                                                                                    58,000          $    765,020
XO Holdings, Inc. (a)                                                                                  221                 1,078
                                                                                                                    ------------
                                                                                                                    $    766,098
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $  4,063,401
                                                                                                                    ------------
PREFERRED STOCKS - 0.1%
BROADCASTING - 0.1%
ION Media Networks, Inc., 14.25% (p)                                                                    44          $    365,200
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 0.0%
Renaissance Cosmetics, Inc., 14% (a)                                                                   852          $          0
                                                                                                                    ------------
REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, "B", 8.75%                                                              1,225          $     31,728
                                                                                                                    ------------
    TOTAL PREFERRED STOCKS                                                                                          $    396,928
                                                                                                                    ------------
CONVERTIBLE PREFERRED STOCKS - 0.4%
REAL ESTATE - 0.4%
Mills Corp., 6.75% (z)                                                                               1,300          $  1,090,375
Mills Corp., 6.75%, "F"                                                                                600               503,250
                                                                                                                    ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS                                                                              $  1,593,625
                                                                                                                    ------------

                                                                                  FIRST
ISSUER                                                     STRIKE PRICE         EXERCISE
WARRANTS - 0.0%
BUSINESS SERVICES - 0.0%
Loral Space & Communications Ltd. (a)                         $ 0.14             1/28/97             1,000          $          0
Loral Space & Communications Ltd. (a)                         $ 0.14             1/28/97             1,100          $          0
                                                                                                                    ------------
                                                                                                                    $          0
                                                                                                                    ------------
CABLE TV - 0.0%
XM Satellite Radio, Inc. (a)                                  $45.24             9/16/00               881          $      5,286
                                                                                                                    ------------
COMPUTER SOFTWARE - 0.0%
Cybernet Internet Services (a)                                $22.28            10/29/99               800          $          0
                                                                                                                    ------------
NETWORK & TELECOM - 0.0%
Knology, Inc. (z)(a)                                          $ 0.10            11/22/97               525          $      1,197
                                                                                                                    ------------
SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc. (a)                                  $52.00            12/31/02                19          $          2
                                                                                                                    ------------
TELEPHONE SERVICES - 0.0%
GT Group Telecom, Inc. (a)                                    $ 0.00           8/01/2000             2,900          $          0
XO Holdings, Inc., "A" (a)                                      6.25           5/27/2003             1,744                 1,570
XO Holdings, Inc., "B" (a)                                      7.50           5/27/2003             1,308                   785
XO Holdings, Inc., "C" (a)                                     10.00           5/27/2003             1,308                   497
                                                                                                                    ------------
                                                                                                                    $      2,852
                                                                                                                    ------------
    TOTAL WARRANTS                                                                                                  $      9,337
                                                                                                                    ------------

ISSUER                                                                                          SHARES/PAR             VALUE ($)
REPURCHASE AGREEMENTS - 4.7%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/02/06, total to be received $16,277,254 (secured by U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in a jointly traded account)                       $ 16,270,000          $ 16,270,000
                                                                                                                    ------------
    TOTAL INVESTMENTS(k)                                                                                            $339,526,805
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 2.5%                                                                                  8,670,427
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $348,197,232
                                                                                                                    ============

(a)   Non-income producing security.
(d)   Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $303,564,324 and 89.41% of market value. An independent pricing service provided an evaluated bid for 89.22% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,585,157, representing 13.1% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)   Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                        Acquisition     Acquisition        Current        Total % of
Restricted Securities                                       Date            Cost         Market Value     Net Assets
--------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                      8/8/03        $1,831,550       $1,840,400
Anthracite CDO Ltd., 6%, 2037                              5/14/02          839,044        1,133,590
Arbor Realty Mortgage Securities, FRN, 7.82%, 2041        12/20/05          731,823          737,385
Barrington Broadcasting Group, 10.5%, 2014                 8/3/06         1,025,000          999,375
Berry Plastics Holding Corp., 8.875%, 2014                 9/15/06        1,143,038        1,145,700
CWCapital Cobalt CDO Ltd., "F", FRN, 6.79%, 2050           4/12/06          500,000          501,750
FMG Finance Ltd., 10.625%, 2016                            8/11/06        1,353,400        1,305,600
Knology, Inc.                                             10/16/97                0            1,197
Knowledge Learning Corp., 7.75%, 2015                      1/28/05          725,000          677,875
Mills Corp., 6.75%                                         3/30/06        1,018,250        1,090,375
PNA Group, Inc., 10.75%, 2016                              8/4/06           880,000          904,200
RBS Global & Rexnord Corp., 9.5%, 2014                     8/7/06         1,149,713        1,157,100
Service Corp., 7.375%, 2014                                9/27/06          700,000          704,375
Wachovia Credit, CDO, FRN, 6.74%, 2026                     6/8/06           376,000          376,000
----------------------------------------------------------------------------------------------------      ----------
Total Restricted Securities                                                              $12,574,922          3.6%
                                                                                         ===========      ==========

The following abbreviations are used in this report and are defined:
REIT        Real Estate Investment Trust
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR         Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - HIGH YIELD SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) SEPTEMBER 30, 2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 346,676,790
                                                                  =============
Gross unrealized appreciation                                     $   4,972,550
Gross unrealized depreciation                                       (12,122,535)
                                                                  -------------
      Net unrealized appreciation (depreciation)                  $  (7,149,985)
                                                                  =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                    NET UNREALIZED
     CONTRACTS TO                                                   CONTRACTS        APPRECIATION
   DELIVER/RECEIVE         SETTLEMENT DATE     IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
SALES
EUR            58,008          10/20/06            $ 74,775          $ 73,661          $  1,114

PURCHASES
EUR           482,040          10/20/06            $611,583          $612,116          $    533

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        International Value Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - International Value Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.0%
AIRLINES - 0.7%
Sydney Roads Group (a)                                                                             523,100          $    433,013
Thai Airways International Public Co. Ltd.                                                         426,600               536,586
                                                                                                                    ------------
                                                                                                                    $    969,599
                                                                                                                    ------------
ALCOHOLIC BEVERAGES - 0.9%
Diageo PLC                                                                                          72,178          $  1,274,592
                                                                                                                    ------------
APPAREL MANUFACTURERS - 0.5%
Impact 21 Co. Ltd. (l)                                                                              22,000          $    390,279
Sanyo Shokai Ltd. (l)                                                                               34,400               247,597
                                                                                                                    ------------
                                                                                                                    $    637,876
                                                                                                                    ------------
AUTOMOTIVE - 5.6%
Autoliv, Inc. (l)                                                                                   14,880          $    823,800
Bayerische Motoren Werke AG                                                                         26,730             1,432,006
Compagnie Generale des Etablissements Michelin (l)                                                  14,970             1,097,417
Continental AG                                                                                       6,867               796,389
Hyundai Mobis                                                                                        5,020               516,219
Kongsberg Automotive A.S.A.                                                                         48,600               391,169
Nissan Motor Co. Ltd. (l)                                                                           72,800               815,567
PSA Peugeot Citroen S.A. (l)                                                                        21,050             1,187,247
Renault S.A. (l)                                                                                     6,110               700,925
                                                                                                                    ------------
                                                                                                                    $  7,760,739
                                                                                                                    ------------
BIOTECHNOLOGY - 0.4%
Actelion Ltd. (a)                                                                                    4,000          $    573,828
                                                                                                                    ------------
BROADCASTING - 3.0%
Fuji Television Network, Inc.                                                                          424          $    958,618
Nippon Television Network Corp.                                                                      7,240               989,488
Vivendi Universal S.A. (l)                                                                          31,820             1,147,358
WPP Group PLC                                                                                       90,750             1,124,422
                                                                                                                    ------------
                                                                                                                    $  4,219,886
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 0.2%
Van Lanschot N.V.                                                                                    3,420          $    274,569
                                                                                                                    ------------
CABLE TV - 0.2%
Premiere AG (a)                                                                                     20,240          $    270,053
                                                                                                                    ------------
CHEMICALS - 2.7%
Hanwha Chemical Corp.                                                                               35,700          $    381,072
Syngenta AG                                                                                         22,787             3,436,590
                                                                                                                    ------------
                                                                                                                    $  3,817,662
                                                                                                                    ------------
CONGLOMERATES - 0.4%
GEA Group AG                                                                                        31,500          $    568,110
                                                                                                                    ------------
CONSTRUCTION - 2.8%
Buzzi Unicem S.p.A.                                                                                 21,180          $    500,531
Fletcher Building Ltd.                                                                             141,588               794,010
Geberit AG                                                                                             750               913,998
Italcementi S.p.A.                                                                                  44,500               720,166
Nexity International                                                                                 6,770               428,375
Sekisui Chemical Co. Ltd.                                                                           68,000               573,504
                                                                                                                    ------------
                                                                                                                    $  3,930,584
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 4.4%
Henkel KGaA, IPS (l)                                                                                18,810          $  2,616,128
Kao Corp. (l)                                                                                       65,000             1,733,774
Uni-Charm Corp. (l)                                                                                 30,900             1,716,449
                                                                                                                    ------------
                                                                                                                    $  6,066,351
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 0.8%
Saft Groupe S.A.                                                                                     9,900          $    300,344
Samsung SDI Co. Ltd.                                                                                 3,720               306,658
Spectris PLC                                                                                        48,500               572,336
                                                                                                                    ------------
                                                                                                                    $  1,179,338
                                                                                                                    ------------
ELECTRONICS - 4.7%
Barco N.V.                                                                                           4,150          $    379,758
Brother Industries Ltd.                                                                             33,000               414,963
Canon, Inc.                                                                                         18,150               946,729
Konica Minolta Holdings, Inc.(a)(l)                                                                 85,000             1,138,660
OMRON Corp.                                                                                         32,200               790,719
Ricoh Co. Ltd.                                                                                      46,000               915,365
Samsung Electronics Co. Ltd.                                                                         1,600             1,122,807
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                    86,519               830,582
                                                                                                                    ------------
                                                                                                                    $  6,539,583
                                                                                                                    ------------
ENERGY - INDEPENDENT - 1.4%
Apache Corp.                                                                                         9,420          $    595,344
Norsk Hydro A.S.A.                                                                                  44,750               999,933
PTT Public Co.                                                                                      72,600               417,452
                                                                                                                    ------------
                                                                                                                    $  2,012,729
                                                                                                                    ------------
ENERGY - INTEGRATED - 4.8%
Royal Dutch Shell PLC, "A"                                                                          81,450          $  2,686,096
TOTAL S.A., ADR                                                                                     59,600             3,930,024
                                                                                                                    ------------
                                                                                                                    $  6,616,120
                                                                                                                    ------------
FOOD & BEVERAGES - 6.4%
Binggrae Co. Ltd.                                                                                    6,650          $    299,046
Cadbury Schweppes PLC                                                                              161,900             1,722,669
CoolBrands International, Inc. (a)                                                                  50,980                30,100
CSM N.V.                                                                                            32,110             1,022,200
Greencore Group PLC                                                                                 87,762               434,103
Nestle S.A.                                                                                         13,046             4,548,443
Nong Shim Co. Ltd.                                                                                   3,085               880,311
                                                                                                                    ------------
                                                                                                                    $  8,936,872
                                                                                                                    ------------
FOOD & DRUG STORES - 4.1%
Carrefour S.A. (l)                                                                                  28,230          $  1,784,119
Lawson, Inc. (l)                                                                                    21,100               741,479
Tesco PLC                                                                                          257,450             1,734,682
William Morrison Supermarkets PLC                                                                  321,910             1,465,588
                                                                                                                    ------------
                                                                                                                    $  5,725,868
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.2%
Abitibi-Consolidated, Inc.                                                                         102,830          $    254,810
                                                                                                                    ------------
FURNITURE & APPLIANCES - 0.2%
Indesit Co. S.p.A. (l)                                                                              30,440          $    333,488
                                                                                                                    ------------
GAMING & LODGING - 0.4%
William Hill PLC                                                                                    42,880          $    516,450
                                                                                                                    ------------
INSURANCE - 4.1%
Aviva PLC                                                                                          100,741          $  1,476,361
Benfield Group PLC                                                                                 120,500               824,326
Catlin Group Ltd.                                                                                   61,470               549,941
Hiscox PLC                                                                                         151,418               643,321
Jardine Lloyd Thompson Group PLC                                                                   162,000             1,182,508
Swiss Reinsurance Co.                                                                               13,039               997,827
                                                                                                                    ------------
                                                                                                                    $  5,674,284
                                                                                                                    ------------
LEISURE & TOYS - 1.3%
Heiwa Corp. (l)                                                                                     45,100          $    586,592
NAMCO BANDAI Holdings, Inc.                                                                         50,400               792,521
Tamron Co. Ltd. (l)                                                                                 24,500               433,592
                                                                                                                    ------------
                                                                                                                    $  1,812,705
                                                                                                                    ------------
MACHINERY & TOOLS - 0.6%
ASSA ABLOY AB, "B" (l)                                                                              47,960          $    892,162
                                                                                                                    ------------
MAJOR BANKS - 7.1%
BNP Paribas (l)                                                                                     13,910          $  1,496,928
Credit Agricole S.A. (l)                                                                            63,733             2,800,040
DBS Group Holdings Ltd.                                                                            119,000             1,438,474
Joyo Bank Ltd.                                                                                      87,000               516,423
Royal Bank of Scotland Group PLC                                                                    56,801             1,955,070
Shizuoka Bank Ltd. (l)                                                                              52,000               565,375
Svenska Handelsbanken AB, "A"                                                                       41,200             1,113,757
                                                                                                                    ------------
                                                                                                                    $  9,886,067
                                                                                                                    ------------
METALS & MINING - 1.1%
Anglo American PLC                                                                                  37,030          $  1,547,630
                                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 1.3%
Tokyo Gas Co. Ltd. (l)                                                                             349,000          $  1,749,507
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 0.6%
Gazprom OAO, ADR                                                                                    17,900          $    775,070
                                                                                                                    ------------
NETWORK & TELECOM - 0.2%
ZTE Corp.                                                                                           78,200          $    289,085
                                                                                                                    ------------
OIL SERVICES - 0.8%
Fugro N.V. (l)                                                                                       7,872          $    331,770
Petroleum Geo-Services A.S.A. (a)                                                                    6,970               339,805
Vallourec S.A.                                                                                       1,650               384,847
                                                                                                                    ------------
                                                                                                                    $  1,056,422
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.1%
Aiful Corp. (l)                                                                                     40,950          $  1,584,669
Dah Sing Financial Holdings Ltd.                                                                    46,400               417,803
DEPFA Bank PLC                                                                                      38,910               718,530
DNB Holding A.S.A. (l)                                                                              71,960               881,469
Hana Financial Group, Inc.                                                                          14,100               645,244
HSBC Holdings PLC                                                                                   99,700             1,818,451
ING Groep N.V.                                                                                      47,750             2,100,872
Krungthai Card PLC                                                                                 463,600               252,996
LIC Housing Finance Ltd.                                                                            57,690               212,731
Nordea Bank AB (l)                                                                                  69,860               915,646
Sapporo Hokuyo Holdings, Inc.                                                                           63               688,175
Shinhan Financial Group Co. Ltd.                                                                    15,700               707,678
Shinsei Bank Ltd. (l)                                                                               90,000               548,711
Siam City Bank Public Co. Ltd.                                                                     733,600               388,623
SinoPac Holdings                                                                                 1,063,000               507,261
Takefuji Corp.                                                                                      37,230             1,708,680
                                                                                                                    ------------
                                                                                                                    $ 14,097,539
                                                                                                                    ------------
PHARMACEUTICALS - 7.2%
Astellas Pharma, Inc. (l)                                                                           55,600          $  2,236,335
GlaxoSmithKline PLC                                                                                102,870             2,737,871
Novartis AG                                                                                         42,000             2,451,721
Sanofi-Aventis (l)                                                                                   6,805               605,881
Takeda Pharmaceutical Co. Ltd.                                                                      20,300             1,266,870
Tanabe Seiyaku Co. Ltd. (l)                                                                         54,000               676,743
                                                                                                                    ------------
                                                                                                                    $  9,975,421
                                                                                                                    ------------
PRINTING & PUBLISHING - 1.5%
PagesJaunes Groupe S.A.                                                                             34,830          $    989,518
Reed Elsevier PLC                                                                                   92,800             1,029,108
                                                                                                                    ------------
                                                                                                                    $  2,018,626
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.4%
SMRT Corp. Ltd.                                                                                    780,820          $    545,667
                                                                                                                    ------------
SPECIALTY CHEMICALS - 1.2%
L'Air Liquide S.A.                                                                                   4,652          $    949,331
L'Air Liquide S.A., Bearer Shares (l)                                                                3,300               673,429
                                                                                                                    ------------
                                                                                                                    $  1,622,760
                                                                                                                    ------------
SPECIALTY STORES - 2.2%
Grupo Elektra S.A. de C.V.                                                                          39,780          $    383,052
KappAhl Holding AB                                                                                  56,900               419,502
Matalan PLC                                                                                        149,720               522,617
NEXT PLC                                                                                            19,560               694,116
Praktiker Bau-und Heimwerkermaerkte Holding AG                                                      29,520               973,820
                                                                                                                    ------------
                                                                                                                    $  2,993,107
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 2.5%
KDDI Corp.                                                                                             155          $    966,002
Mobilcom AG (a)(l)                                                                                  18,930               439,123
SmarTone Telecommunications Holdings Ltd.                                                          372,000               356,689
Vodafone Group PLC                                                                                 731,010             1,672,618
                                                                                                                    ------------
                                                                                                                    $  3,434,432
                                                                                                                    ------------
TELEPHONE SERVICES - 3.6%
FastWeb S.p.A. (a)(l)                                                                                8,450          $    383,138
France Telecom S.A.                                                                                 67,830             1,557,121
Royal KPN N.V.                                                                                      54,780               698,943
Telecom Corp. of New Zealand Ltd.                                                                  186,958               531,551
Telekom Austria AG                                                                                  33,500               845,512
Telenor A.S.A.                                                                                      74,650               973,932
                                                                                                                    ------------
                                                                                                                    $  4,990,197
                                                                                                                    ------------
TOBACCO - 1.8%
British American Tobacco PLC                                                                        55,040          $  1,487,545
Swedish Match AB (l)                                                                                59,560               969,708
                                                                                                                    ------------
                                                                                                                    $  2,457,253
                                                                                                                    ------------
TRUCKING - 1.8%
TNT N.V.                                                                                            66,710          $  2,530,634
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 3.8%
E.ON AG                                                                                             18,430          $  2,185,073
Hera S.p.A.                                                                                        122,270               455,300
Scottish Power PLC                                                                                  52,729               642,967
SUEZ S.A. (l)                                                                                       20,225               889,589
United Utilities PLC                                                                                85,200             1,125,023
                                                                                                                    ------------
                                                                                                                    $  5,297,952
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $136,125,627
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.5%
Abbey National North America LLC, 5.35%, due 10/02/06 (y)                                     $  2,023,000          $  2,022,699
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 19.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                26,668,587          $ 26,668,587
                                                                                                                    ------------
    TOTAL INVESTMENTS(k)                                                                                            $164,816,913
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (18.7)%                                                                             (25,953,457)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $138,863,456
                                                                                                                    ============

(a)   Non-income producing security.
(k) As of September 30, 2006, the fund had one security that was fair valued, aggregating $949,331 and 0.58% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
IPS         International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - INTERNATIONAL VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $141,967,699
                                                                   ============
Gross unrealized appreciation                                      $ 27,258,927
Gross unrealized depreciation                                        (4,409,713)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 22,849,214
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

United Kingdom          22.3%
Japan                   19.2%
France                  15.1%
Switzerland              9.3%
Germany                  7.2%
Netherlands              5.0%
Sweden                   3.7%
South Korea              3.5%
Norway                   2.6%
Others                  12.1%

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Money Market Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Money Market Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
CERTIFICATES OF DEPOSIT - 15.2%
OTHER BANKS & DIVERSIFIED FINANCIALS - 15.2%
Barclays Bank PLC, NY, 5.45%, due 10/25/2006                                                  $ 14,567,000          $ 14,567,000
Credit Suisse, NY, 5.31%, due 11/14/2006                                                        17,183,000            17,183,000
Fortis Funding LLC, 5.32%, due 12/12/2006                                                       18,186,000            18,186,000
UBS AG, 5.355%, due 03/06/2007                                                                  18,016,000            18,016,000
                                                                                                                    ------------
    TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                                                      $ 67,952,000
                                                                                                                    ------------
COMMERCIAL PAPER(Y) - 84.7%
FINANCIAL INSTITUTIONS - 59.9%
Barton Capital Corp., 5.26%, due 11/06/06 - 11/10/06 (t)                                      $ 13,508,000          $ 13,434,613
CRC Funding LLC, 5.35%, due 10/05/06 (t)                                                         2,168,000             2,166,711
CRC Funding LLC, 5.26%, due 10/31/06 (t)                                                        13,000,000            12,943,017
CRC Funding LLC, 5.25%, due 11/15/06 (t)                                                         2,901,000             2,881,962
Ciesco LLC, 5.34%, due 10/05/06 (t)                                                             13,817,000            13,808,802
Ciesco LLC, 5.23%, due 11/07/06 (t)                                                                  2,000                 1,989
Ciesco LLC, 5.265%, due 11/10/06 (t)                                                             2,381,000             2,367,071
Ciesco LLC, 5.26%, due 12/06/06 (t)                                                              1,926,000             1,907,427
Edison Asset Securitization LLC, 5.27%, due 11/21/06 (t)                                        16,211,000            16,089,971
Fairway Finance Corp., 5.31%, due 11/20/06 (t)                                                  16,291,000            16,170,854
Falcon Asset Securitization Corp., 5.26%, due 10/19/06 - 11/08/06 (t)                           18,260,000            18,206,009
General Electric Capital Corp., 5.38%, due 10/26/06                                              1,395,000             1,389,788
General Electric Capital Corp., 5.37%, due 11/27/06                                             14,905,000            14,778,270
General Re Corp., 5.34%, due 10/16/06                                                           16,195,000            16,158,966
Govco, Inc., 5.39%, due 10/12/06 (t)                                                            16,219,000            16,192,288
Govco, Inc., 5.265%, due 12/12/06 (t)                                                            2,067,000             2,045,234
Jupiter Securitization Corp., 5.26%, due 10/11/06 (t)                                           16,113,000            16,089,457
Kitty Hawk Funding Corp., 5.23%, due 12/29/06 (t)                                               17,810,000            17,579,722
Old Line Funding LLC, 5.26%, due 11/02/06 - 11/06/06 (t)                                        16,636,000            16,551,761
Scaldis Capital LLC, 5.38%, due 10/13/06 (t)                                                    10,835,000            10,815,569
Scaldis Capital LLC, 5.275%, due 11/27/06 (t)                                                    5,160,000             5,116,903
Sheffield Receivables Corp., 5.26%, due 10/20/06 (t)                                            18,302,000            18,251,192
Thunder Bay Funding LLC, 5.065%, due 10/10/06 (t)                                                2,100,000             2,097,341
Thunder Bay Funding LLC, 5.39%, due 10/10/06 (t)                                                 4,904,000             4,897,392
Thunder Bay Funding LLC, 5.265%, due 11/07/06 (t)                                                8,000,000             7,956,710
Windmill Funding Corp., 5.26%, due 11/01/06 (t)                                                  6,000,000             5,972,823
Windmill Funding Corp., 5.25%, due 11/02/06 - 11/28/06 (t)                                      12,096,000            12,018,334
                                                                                                                    ------------
                                                                                                                    $267,890,176
                                                                                                                    ------------
INSURANCE - 4.0%
MetLife, Inc., 5.34%, due 10/02/06 (t)                                                        $ 16,161,000          $ 16,158,603
MetLife, Inc., 5.24%, due 12/18/06 (t)                                                           1,854,000             1,832,951
                                                                                                                    ------------
                                                                                                                    $ 17,991,554
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 20.8%
Abbey National North America LLC, 5.25%, due 12/27/06                                         $ 16,138,000          $ 15,933,249
Citigroup Funding, Inc., 5.31%, due 10/06/06                                                    16,200,000            16,188,053
DEPFA Bank PLC, 5.255%, due 11/22/06 (t)                                                         7,279,000             7,223,748
DEPFA Bank PLC, 5.24%, due 12/15/06 (t)                                                          4,234,000             4,187,779
DEPFA Bank PLC, 5.25%, due 12/15/06 (t)                                                          6,653,000             6,580,233
Dexia Delaware LLC, 5.265%, due 10/10/06                                                        16,202,000            16,180,674
HBOS Treasury Services PLC, 5.32%, due 11/07/06                                                  1,685,000             1,675,787
HBOS Treasury Services PLC, 5.25%, due 12/06/06                                                  2,100,000             2,079,788
ING America Insurance Holdings, Inc., 5.34%, due 10/23/06                                        1,119,000             1,115,348
Societe Generale North America, 5.34%, due 11/01/06                                             15,516,000            15,444,652
Svenska Handelsbanken, Inc., 5.03%, due 10/23/06                                                 6,194,000             6,174,960
                                                                                                                    ------------
                                                                                                                    $ 92,784,271
                                                                                                                    ------------
    TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                                             $378,666,001
                                                                                                                    ------------
    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                                                  $446,618,001
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 0.1%                                                                                    383,332
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $447,001,333
                                                                                                                    ============

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rates shown represent annualized yields at time of purchase.

The cost of investments for federal income tax purposes is $446,618,001.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Strategic Income Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Strategic Income Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
BONDS - 96.2%
AEROSPACE - 0.2%
DRS Technologies, Inc., 7.625%, 2018                                                          $    165,000          $    167,466
                                                                                                                    ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020                                                      $    168,565          $    168,144
                                                                                                                    ------------
APPAREL MANUFACTURERS - 0.2%
Levi Strauss & Co., 12.25%, 2012                                                              $    105,000          $    117,075
                                                                                                                    ------------
ASSET BACKED & SECURITIZED - 7.2%
Anthracite CDO Ltd., 6%, 2037 (z)                                                             $    200,000          $    174,398
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                              200,000               179,203
Asset Securitization Corp., FRN, 8.2945%, 2029                                                     215,000               224,560
Asset Securitization Corp., FRN, 8.7845%, 2029 (z)                                                 185,000               178,865
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1281%, 2040 (z)                            250,000               249,999
Chase Commercial Mortgage Securities Corp., 6.6%, 2029                                             360,000               371,538
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                            38,000                37,659
Crest Ltd., 7%, 2040 (n)                                                                           270,000               254,637
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                              250,000               276,349
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                         265,000               270,190
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                          250,000               217,500
Falcon Franchise Loan LLC, FRN, 3.4002%, 2023 (i)(n)                                               754,237                83,094
Falcon Franchise Loan LLC, FRN, 4.1863%, 2025 (i)(z)                                               768,993               121,532
First Union-Lehman Brothers Bank of America, FRN, 0.6845%, 2035 (i)                              8,199,686               133,722
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                150,000               162,659
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                             350,000               358,094
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                        250,000               250,059
Morgan Stanley Capital I, Inc., 7.18%, 2030                                                        180,000               184,160
Morgan Stanley Capital I, Inc., FRN, 1.4927%, 2039 (i)(n)                                        2,662,489               174,587
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031 (z)                                       310,000               311,550
Prudential Securities Secured Financing Corp., FRN, 7.4496%, 2013 (z)                              411,000               436,838
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2802%, 2032 (z)                                 530,129               582,630
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                        312,000               311,405
                                                                                                                    ------------
                                                                                                                    $  5,545,228
                                                                                                                    ------------
AUTOMOTIVE - 3.3%
American Axle & Manufacturing, Inc., 5.25%, 2014                                              $     85,000          $     70,550
Cooper Standard Automotive, Inc., 8.375%, 2014                                                     175,000               128,625
Ford Motor Credit Co., 6.625%, 2008                                                                 75,000                73,866
Ford Motor Credit Co., 5.8%, 2009                                                                  556,000               529,321
Ford Motor Credit Co., 9.75%, 2010 (n)                                                             140,000               144,546
Ford Motor Credit Co., 7%, 2013                                                                    238,000               220,825
General Motors Acceptance Corp., 5.85%, 2009                                                       295,000               289,235
General Motors Acceptance Corp., 6.875%, 2011                                                       55,000                54,709
General Motors Acceptance Corp., 6.75%, 2014                                                       547,000               534,011
General Motors Corp., 8.375%, 2033                                                                 132,000               114,180
Goodyear Tire & Rubber Co., 9%, 2015                                                               205,000               208,075
Johnson Controls, Inc., 5.25%, 2011                                                                 60,000                59,407
Lear Corp., 8.11%, 2009                                                                            107,000               103,255
Lear Corp., 5.75%, 2014                                                                             45,000                36,113
                                                                                                                    ------------
                                                                                                                    $  2,566,718
                                                                                                                    ------------
BROADCASTING - 2.2%
Allbritton Communications Co., 7.75%, 2012                                                    $    245,000          $    246,838
Barrington Broadcasting Group, 10.5%, 2014 (z)                                                      85,000                82,875
EchoStar DBS Corp., 6.375%, 2011                                                                   215,000               209,356
Granite Broadcasting Corp., 9.75%, 2010                                                            205,000               189,625
Hughes Network Systems LLC, 9.5%, 2014 (n)                                                          75,000                77,250
Intelsat Ltd., 9.25%, 2016 (n)                                                                      85,000                89,356
Intelsat Ltd., 11.25%, 2016 (n)                                                                     30,000                31,875
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 230,000               235,175
ION Media Networks, Inc., FRN, 11.7569%, 2013 (n)                                                  190,000               191,425
Liberty Media Corp., 5.7%, 2013                                                                    131,000               123,614
News America, Inc., 6.4%, 2035                                                                     220,000               215,761
                                                                                                                    ------------
                                                                                                                    $  1,693,150
                                                                                                                    ------------
BUILDING - 1.5%
American Standard Cos., Inc., 7.625%, 2010                                                    $    225,000          $    237,416
Goodman Global Holdings, Inc., 7.875%, 2012                                                        170,000               161,925
Hanson PLC, 6.125%, 2016                                                                            90,000                90,601
Lafarge S.A., 6.15%, 2011                                                                          330,000               337,085
Nortek Holdings, Inc., 8.5%, 2014                                                                  165,000               155,925
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                  195,000               134,550
                                                                                                                    ------------
                                                                                                                    $  1,117,502
                                                                                                                    ------------
BUSINESS SERVICES - 1.2%
Iron Mountain, Inc., 8.625%, 2013                                                             $    120,000          $    122,700
Iron Mountain, Inc., 7.75%, 2015                                                                    95,000                95,000
Nortel Networks Ltd., 10.75%, 2016 (n)                                                             120,000               128,400
SunGard Data Systems, Inc., 10.25%, 2015                                                           210,000               216,300
Xerox Corp., 7.625%, 2013                                                                          325,000               341,250
                                                                                                                    ------------
                                                                                                                    $    903,650
                                                                                                                    ------------
CABLE TV - 2.1%
CCH I Holdings LLC, 11%, 2015                                                                 $    355,000          $    323,050
CCH II Holdings LLC, 10.25%, 2010                                                                  175,000               178,500
CSC Holdings, Inc., 8.125%, 2009                                                                   353,000               365,355
Grupo Televisa S.A., 8.5%, 2032                                                                    141,000               170,080
Mediacom LLC, 9.5%, 2013                                                                           105,000               107,363
Rogers Cable, Inc., 5.5%, 2014                                                                     164,000               154,160
TCI Communications, Inc., 9.8%, 2012                                                               245,000               289,388
                                                                                                                    ------------
                                                                                                                    $  1,587,896
                                                                                                                    ------------
CHEMICALS - 2.3%
Basell AF SCA, 8.375%, 2015 (n)                                                               $    100,000          $     99,250
BCP Crystal Holdings Corp., 9.625%, 2014                                                           140,000               151,900
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                          320,000               259,600
Equistar Chemicals, 10.625%, 2011                                                                  190,000               203,775
Hexion U.S. Financial Corp., 9%, 2014                                                              140,000               142,800
Huntsman International LLC, 10.125%, 2009                                                          118,000               119,770
Lyondell Chemical Co., 11.125%, 2012                                                               140,000               152,600
Nalco Co., 7.75%, 2011                                                                             140,000               142,800
Nalco Co., 8.875%, 2013                                                                            105,000               109,463
Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014                                                115,000                90,275
Yara International A.S.A., 5.25%, 2014 (n)                                                         310,000               297,548
                                                                                                                    ------------
                                                                                                                    $  1,769,781
                                                                                                                    ------------
CONSTRUCTION - 0.7%
Lennar Corp., 5.125%, 2010                                                                    $    270,000          $    263,128
Pulte Homes, Inc., 5.25%, 2014                                                                     283,000               267,985
                                                                                                                    ------------
                                                                                                                    $    531,113
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 0.8%
Fortune Brands, Inc., 5.125%, 2011                                                            $    244,000          $    239,621
Jarden Corp., 9.75%, 2012                                                                           65,000                68,575
Revlon Consumer Products Corp., 9.5%, 2011                                                          95,000                84,075
Service Corp., 7.625%, 2018 (z)                                                                    175,000               176,094
Visant Holding Corp., 8.75%, 2013 (n)                                                               30,000                30,188
                                                                                                                    ------------
                                                                                                                    $    598,553
                                                                                                                    ------------
CONTAINERS - 1.1%
Berry Plastics Holding Corp., 8.875%, 2014 (z)                                                $    105,000          $    105,525
Crown Americas LLC, 7.75%, 2015                                                                    145,000               146,813
Graham Packaging Co. LP, 9.875%, 2014                                                              140,000               137,550
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                  97,000                99,668
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  360,000               369,000
                                                                                                                    ------------
                                                                                                                    $    858,556
                                                                                                                    ------------
DEFENSE ELECTRONICS - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                    $    312,000          $    298,520
L-3 Communications Holdings, Inc., 6.125%, 2014                                                    385,000               373,450
                                                                                                                    ------------
                                                                                                                    $    671,970
                                                                                                                    ------------
ELECTRONICS - 0.4%
Flextronics International Ltd., 6.5%, 2013                                                    $    145,000          $    143,550
Sensata Technologies B.V., 8%, 2014  (n)                                                           195,000               189,638
                                                                                                                    ------------
                                                                                                                    $    333,188
                                                                                                                    ------------
EMERGING MARKET QUASI-SOVEREIGN - 2.9%
Gaz Capital S.A., 8.625%, 2034                                                                $    459,000          $    569,390
Gazprom OAO, 9.625%, 2013                                                                          350,000               414,313
Gazprom OAO, 8.625%, 2034 (n)                                                                      221,000               275,145
Pemex Project Funding Master Trust, 8.625%, 2022                                                   328,000               393,928
Petroleum Export/Cayman, 5.265%, 2011 (n)                                                           92,881                91,469
Petronas Capital Ltd., 7.875%, 2022 (n)                                                            236,000               284,609
Petronas Capital Ltd., 7.875%, 2022                                                                190,000               229,134
                                                                                                                    ------------
                                                                                                                    $  2,257,988
                                                                                                                    ------------
EMERGING MARKET SOVEREIGN - 4.6%
Federative Republic of Brazil, 8%, 2018                                                       $     32,000          $     35,152
Federative Republic of Brazil, 8.875%, 2019                                                        211,000               250,246
Federative Republic of Brazil, 11%, 2040                                                           177,000               230,543
Republic of Argentina, FRN, 5.589%, 2012                                                           441,750               407,517
Republic of Bulgaria, 8.25%, 2015                                                                  204,000               239,945
Republic of Colombia, FRN, 7.2163%, 2015                                                           261,000               268,176
Republic of El Salvador, 7.65%, 2035                                                               114,000               122,550
Republic of Indonesia, 6.875%, 2017 (n)                                                            100,000               102,500
Republic of Korea, 5.625%, 2025                                                                    259,000               258,956
Republic of Panama, 7.25%, 2015                                                                     42,000                44,835
Republic of Panama, 9.375%, 2029                                                                   327,000               421,830
Republic of Philippines, 9.375%, 2017                                                               66,000                77,880
Republic of South Africa, 9.125%, 2009                                                              75,000                81,469
Russian Federation, 3%, 2008                                                                       413,000               396,191
United Mexican States, 6.375%, 2013                                                                124,000               130,386
United Mexican States, 8.125%, 2019                                                                420,000               504,000
                                                                                                                    ------------
                                                                                                                    $  3,572,176
                                                                                                                    ------------
ENERGY - INDEPENDENT - 1.7%
Anadarko Petroleum Corp., 5.95%, 2016                                                         $    180,000          $    182,151
Chesapeake Energy Corp., 6.375%, 2015                                                              420,000               401,100
Hilcorp Energy I, 9%, 2016 (n)                                                                      50,000                51,625
Newfield Exploration Co., 6.625%, 2014                                                             220,000               215,325
Quicksilver Resources, Inc., 7.125%, 2016                                                          130,000               123,175
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (z)                                        250,000               251,203
Whiting Petroleum Corp., 7%, 2014                                                                   90,000                87,750
                                                                                                                    ------------
                                                                                                                    $  1,312,329
                                                                                                                    ------------
ENERGY - INTEGRATED - 0.3%
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                           $    213,000          $    222,525
                                                                                                                    ------------
ENTERTAINMENT - 0.9%
AMC Entertainment, Inc., 9.5%, 2011                                                           $    223,000          $    222,721
AMC Entertainment, Inc., 11%, 2016                                                                  80,000                87,200
Six Flags, Inc., 9.75%, 2013                                                                       195,000               175,500
Turner Broadcasting System, Inc., 8.375%, 2013                                                     185,000               207,920
                                                                                                                    ------------
                                                                                                                    $    693,341
                                                                                                                    ------------
FINANCIAL INSTITUTIONS - 0.4%
Allied Capital Corp., 6.625%, 2011                                                            $    330,000          $    336,395
                                                                                                                    ------------
FOOD & BEVERAGES - 0.8%
Diageo Capital PLC, 5.5%, 2016                                                                $    430,000          $    426,408
Michael Foods, Inc., 8%, 2013                                                                      195,000               198,900
                                                                                                                    ------------
                                                                                                                    $    625,308
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 1.9%
Buckeye Technologies, Inc., 8%, 2010                                                          $     30,000          $     28,800
Buckeye Technologies, Inc., 8.5%, 2013                                                             255,000               255,638
Jefferson Smurfit Corp., 8.25%, 2012                                                               190,000               181,925
JSG Funding PLC, 7.75%, 2015                                                         EUR           130,000               159,108
MDP Acquisitions PLC, 9.625%, 2012                                                            $    195,000               205,725
Millar Western Forest Products Ltd., 7.75%, 2013                                                   145,000               120,350
Stone Container Corp., 7.375%, 2014                                                                220,000               200,200
Stora Enso Oyj, 6.404%, 2016 (n)                                                                   160,000               163,090
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                          65,000                65,406
Verso Paper Holdings LLC, 11.375%, 2016 (n)                                                        115,000               114,138
                                                                                                                    ------------
                                                                                                                    $  1,494,380
                                                                                                                    ------------
GAMING & LODGING - 2.8%
Boyd Gaming Corp., 6.75%, 2014                                                                $    175,000          $    171,063
Harrah's Entertainment, Inc., 5.75%, 2017                                                           35,000                32,010
Harrah's Operating Co., Inc., 5.375%, 2013                                                         270,000               252,521
Host Marriott LP, 7.125%, 2013                                                                     220,000               222,750
Host Marriott LP, 6.375%, 2015                                                                     115,000               111,550
Majestic Star Casino LLC, 9.75%, 2011                                                               80,000                77,900
MGM Mirage, Inc., 8.375%, 2011                                                                     435,000               453,509
MGM Mirage, Inc., 6.75%, 2013                                                                       90,000                88,425
MGM Mirage, Inc., 6.875%, 2016                                                                      85,000                82,025
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                         65,000                69,306
Scientific Games Corp., 6.25%, 2012                                                                185,000               178,063
Station Casinos, Inc., 6.5%, 2014                                                                  170,000               159,163
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                             170,000               162,563
Wynn Las Vegas LLC, 6.625%, 2014                                                                   110,000               106,700
                                                                                                                    ------------
                                                                                                                    $  2,167,548
                                                                                                                    ------------
INDUSTRIAL - 1.3%
Amsted Industries, Inc., 10.25%, 2011 (z)                                                     $    280,000          $    299,600
Blount, Inc., 8.875%, 2012                                                                          85,000                84,788
Education Management LLC, 8.75%, 2014 (n)                                                           55,000                55,550
Education Management LLC, 10.25%, 2016 (n)                                                          35,000                35,788
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                  150,000               150,750
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                         125,000               108,125
Milacron Escrow Corp., 11.5%, 2011                                                                  70,000                66,500
RBS Global & Rexnord Corp., 9.5%, 2014 (z)                                                          85,000                86,275
RBS Global & Rexnord Corp., 11.75%, 2016 (n)                                                        50,000                51,500
Steelcase, Inc., 6.5%, 2011                                                                         60,000                60,989
                                                                                                                    ------------
                                                                                                                    $    999,865
                                                                                                                    ------------
INSURANCE - 1.8%
Allianz AG, 5.5% to 2014, FRN to 2049                                                EUR           248,000          $    326,584
American International Group, 4.25%, 2013                                                     $    421,000               395,325
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                        520,000               513,125
UnumProvident Corp., 6.85%, 2015 (n)                                                               180,000               184,724
                                                                                                                    ------------
                                                                                                                    $  1,419,758
                                                                                                                    ------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                       $    185,000          $    182,232
St. Paul Travelers Cos., Inc., 6.25%, 2016                                                         183,000               190,813
                                                                                                                    ------------
                                                                                                                    $    373,045
                                                                                                                    ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.3%
Canada Housing Trust, 4.6%, 2011                                                     CAD           125,000          $    114,767
KfW Bankengruppe, FRN, 3.164%, 2007                                                  EUR           342,000               433,467
Network Rail MTN Finance PLC, FRN, 3.255%, 2007                                      EUR           333,000               422,237
                                                                                                                    ------------
                                                                                                                    $    970,471
                                                                                                                    ------------
INTERNATIONAL MARKET SOVEREIGN - 13.8%
Commonwealth of Australia, 6.5%, 2013                                                AUD            49,000          $     38,345
Federal Republic of Germany, 3.5%, 2008                                              EUR           393,000               497,899
Federal Republic of Germany, 3.75%, 2015                                             EUR           521,000               664,154
Federal Republic of Germany, 6.25%, 2030                                             EUR           150,000               256,684
Government of Canada, 5.5%, 2009                                                     CAD           242,000               225,136
Government of Canada, 4.5%, 2015                                                     CAD            69,000                64,105
Government of Canada, 8%, 2023                                                       CAD            90,000               118,066
Kingdom of Denmark, 4%, 2015                                                         DKK           681,000               118,285
Kingdom of Netherlands, 3.75%, 2009                                                  EUR           343,000               436,650
Kingdom of Netherlands, 3.75%, 2014                                                  EUR           441,000               562,251
Kingdom of Norway, 5%, 2015                                                          NOK           561,000                91,453
Kingdom of Spain, 6%, 2008                                                           EUR           480,000               627,267
Kingdom of Spain, 5.35%, 2011                                                        EUR           460,000               628,493
Republic of Austria, 5.5%, 2007                                                      EUR           260,000               335,915
Republic of Austria, 4.65%, 2018                                                     EUR           335,000               458,892
Republic of Finland, 5.375%, 2013                                                    EUR           841,000             1,175,118
Republic of France, 4.75%, 2007                                                      EUR           893,000             1,142,355
Republic of France, 4.75%, 2012                                                      EUR            98,000               131,601
Republic of France, 6%, 2025                                                         EUR            83,000               134,901
Republic of Ireland, 4.25%, 2007                                                     EUR           617,000               787,416
Republic of Ireland, 4.6%, 2016                                                      EUR           603,000               818,503
United Kingdom Treasury, 5.75%, 2009                                                 GBP           187,000               359,763
United Kingdom Treasury, 5%, 2012                                                    GBP           274,000               520,883
United Kingdom Treasury, 8%, 2015                                                    GBP           154,000               362,291
United Kingdom Treasury, 8%, 2021                                                    GBP            35,000                90,221
                                                                                                                    ------------
                                                                                                                    $ 10,646,647
                                                                                                                    ------------
MACHINERY & TOOLS - 0.7%
Case New Holland, Inc., 9.25%, 2011                                                           $    155,000          $    164,300
Case New Holland, Inc., 7.125%, 2014                                                               145,000               145,544
Manitowoc Co., Inc., 10.5%, 2012                                                                   120,000               129,000
Terex Corp., 7.375%, 2014                                                                          105,000               105,525
                                                                                                                    ------------
                                                                                                                    $    544,369
                                                                                                                    ------------
MAJOR BANKS - 1.1%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                  $    232,000          $    219,735
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                     207,000               231,043
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                              360,000               360,977
                                                                                                                    ------------
                                                                                                                    $    811,755
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.9%
Cardinal Health, Inc., 5.85%, 2017                                                            $    289,000          $    288,501
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                   245,000               181,300
DaVita, Inc., 6.625%, 2013                                                                          65,000                63,456
DaVita, Inc., 7.25%, 2015                                                                          145,000               142,463
HCA, Inc., 6.375%, 2015                                                                            695,000               561,213
HealthSouth Corp., 10.75%, 2016 (n)                                                                180,000               183,825
Omnicare, Inc., 6.875%, 2015                                                                       140,000               135,975
Owens & Minor, Inc., 6.35%, 2016                                                                   170,000               171,444
Triad Hospitals, Inc., 7%, 2013                                                                    180,000               174,825
US Oncology, Inc., 10.75%, 2014                                                                    120,000               131,400
Vanguard Health Holding II, 9%, 2014                                                               165,000               160,050
                                                                                                                    ------------
                                                                                                                    $  2,194,452
                                                                                                                    ------------
METALS & MINING - 1.0%
Arch Western Finance LLC, 6.75%, 2013                                                         $    235,000          $    225,600
Massey Energy Co., 6.875%, 2013                                                                    200,000               181,000
Peabody Energy Corp., "B", 6.875%, 2013                                                            210,000               206,850
U.S. Steel Corp., 9.75%, 2010                                                                      130,000               138,775
                                                                                                                    ------------
                                                                                                                    $    752,225
                                                                                                                    ------------
MORTGAGE BACKED - 4.9%
Fannie Mae, 5.5%, 2019 - 2035                                                                 $  2,506,619          $  2,485,740
Fannie Mae, 6.5%, 2032                                                                             304,065               310,774
Fannie Mae, 6%, 2034                                                                               962,953               969,510
                                                                                                                    ------------
                                                                                                                    $  3,766,024
                                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 0.1%
AmeriGas Partners LP, 7.125%, 2016                                                            $     90,000          $     88,650
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 2.4%
Atlas Pipeline Partners LP, 8.125%, 2015                                                      $     90,000          $     91,575
CenterPoint Energy Resources Corp., 7.875%, 2013                                                   448,000               498,638
El Paso Energy Corp., 7%, 2011                                                                     140,000               140,875
El Paso Energy Corp., 7.75%, 2013                                                                  200,000               204,500
El Paso Performance-Linked, 7.75%, 2011 (n)                                                        280,000               287,700
Kinder Morgan Finance, 5.35%, 2011                                                                 362,000               352,072
Williams Cos., Inc., 7.125%, 2011                                                                  280,000               287,000
                                                                                                                    ------------
                                                                                                                    $  1,862,360
                                                                                                                    ------------
NETWORK & TELECOM - 2.6%
Cincinnati Bell, Inc., 8.375%, 2014                                                           $    120,000          $    121,200
Citizens Communications Co., 9.25%, 2011                                                           397,000               437,693
Citizens Communications Co., 9%, 2031                                                              155,000               166,238
Deutsche Telekom International Finance B.V., 8%, 2010                                              137,000               149,452
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                 100,000               102,750
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                                  25,000                26,250
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                    115,000               120,894
Qwest Corp., 8.875%, 2012                                                                          105,000               114,581
Qwest Corp., 7.5%, 2014 (z)                                                                        140,000               144,550
Telecom Italia Capital, 4.875%, 2010                                                                60,000                58,049
Telefonica Europe B.V., 7.75%, 2010                                                                260,000               280,693
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                    130,000               136,825
Windstream Corp., 8.625%, 2016 (n)                                                                 105,000               112,350
                                                                                                                    ------------
                                                                                                                    $  1,971,525
                                                                                                                    ------------
OIL SERVICES - 0.1%
Basic Energy Services, Inc., 7.125%, 2016  (n)                                                $    110,000          $    106,150
                                                                                                                    ------------
OILS - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015                                                      $    310,000          $    323,914
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
Banco BMG S.A., 9.15%, 2016 (n)                                                               $    148,000          $    148,370
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                  169,000               174,704
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                    248,000               249,240
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012 (z)                                           200,000               198,566
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                   195,000               186,964
DFS Funding Corp., FRN, 7.39%, 2010 (z)                                                            261,000               262,958
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (n)                                                  110,000               111,503
Kazkommerts International B.V., 10.125%, 2007 (n)                                                  100,000               102,250
Kazkommerts International B.V., 10.125%, 2007                                                      221,000               225,973
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                  160,000               161,379
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                   100,000                97,764
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                    100,000                99,500
Turanalem Finance B.V., 7.75%, 2013 (n)                                                            167,000               165,664
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2059                                         270,000               279,045
UFJ Finance Aruba AEC, 6.75%, 2013                                                                 159,000               170,163
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                290,000               327,540
                                                                                                                    ------------
                                                                                                                    $  2,961,583
                                                                                                                    ------------
PHARMACEUTICALS - 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                  $     87,000          $     85,424
                                                                                                                    ------------
PRECIOUS METALS & MINERALS - 0.6%
Alrosa Finance S.A., 8.875%, 2014                                                             $    432,000          $    490,018
                                                                                                                    ------------
PRINTING & PUBLISHING - 1.4%
American Media Operations, Inc., 8.875%, 2011                                                 $    175,000          $    153,563
Dex Media East LLC, 9.875%, 2009                                                                   245,000               258,169
Dex Media West LLC, 9.875%, 2013                                                                   283,000               305,640
MediaNews Group, Inc., 6.875%, 2013                                                                265,000               245,125
R.H. Donnelley Corp., 8.875%, 2016                                                                 140,000               140,350
                                                                                                                    ------------
                                                                                                                    $  1,102,847
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.2%
TFM S.A. de C.V., 9.375%, 2012                                                                $    149,000          $    157,940
                                                                                                                    ------------
REAL ESTATE - 0.9%
EOP Operating LP, 4.65%, 2010                                                                 $    260,000          $    252,256
Simon Property Group LP, REIT, 6.1%, 2016                                                          430,000               443,406
                                                                                                                    ------------
                                                                                                                    $    695,662
                                                                                                                    ------------
RETAILERS - 0.8%
Couche-Tard, Inc., 7.5%, 2013                                                                 $    180,000          $    182,700
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                          70,000                73,588
Limited Brands, Inc., 5.25%, 2014                                                                  276,000               261,538
Steinway Musical Instruments, Inc., 7%, 2014  (n)                                                  130,000               127,400
                                                                                                                    ------------
                                                                                                                    $    645,226
                                                                                                                    ------------
SPECIALTY STORES - 0.2%
GSC Holdings Corp., 8%, 2012                                                                  $    160,000          $    164,800
                                                                                                                    ------------
STEEL - 0.3%
FMG Finance Ltd., 10.625%, 2016 (z)                                                           $    170,000          $    163,200
PNA Group, Inc., 10.75%, 2016 (z)                                                                   75,000                77,063
                                                                                                                    ------------
                                                                                                                    $    240,263
                                                                                                                    ------------
SUPERMARKETS - 0.4%
Safeway, Inc., 4.95%, 2010                                                                    $    112,000          $    109,517
Safeway, Inc., 6.5%, 2011                                                                          160,000               165,152
                                                                                                                    ------------
                                                                                                                    $    274,669
                                                                                                                    ------------
SUPRANATIONAL - 0.4%
Central American Bank, 4.875%, 2012  (n)                                                      $    305,000          $    294,999
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
Alamosa Holdings, Inc., 11%, 2010                                                             $    184,000          $    201,020
Centennial Communications Corp., 10%, 2013                                                          30,000                30,375
Centennial Communications Corp., 10.125%, 2013                                                     105,000               111,563
Nextel Communications, Inc., 5.95%, 2014                                                           380,000               371,667
Rogers Wireless, Inc., 7.5%, 2015                                                                  240,000               256,200
Rural Cellular Corp., 9.875%, 2010                                                                 160,000               166,800
UBS Luxembourg S.A., 8.25%, 2016                                                                   298,000               302,470
                                                                                                                    ------------
                                                                                                                    $  1,440,095
                                                                                                                    ------------
TOBACCO - 0.4%
Reynolds American, Inc., 7.25%, 2012  (n)                                                     $    266,000          $    273,605
                                                                                                                    ------------
TRANSPORTATION - SERVICES - 0.3%
Hertz Corp., 8.875%, 2014 (n)                                                                 $    135,000          $    141,413
Stena AB, 7%, 2016                                                                                 110,000               103,675
                                                                                                                    ------------
                                                                                                                    $    245,088
                                                                                                                    ------------
U.S. GOVERNMENT AGENCIES - 3.4%
Fannie Mae, 4.25%, 2007                                                                       $    750,000          $    743,225
Small Business Administration, 4.34%, 2024                                                         349,272               332,141
Small Business Administration, 4.77%, 2024                                                         295,447               288,448
Small Business Administration, 5.18%, 2024                                                         555,052               554,021
Small Business Administration, 4.625%, 2025                                                        203,858               196,443
Small Business Administration, 4.86%, 2025                                                         364,527               356,563
Small Business Administration, 5.11%, 2025                                                         184,144               182,477
                                                                                                                    ------------
                                                                                                                    $  2,653,318
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS - 1.5%
U.S. Treasury Bonds, 5.375%, 2031                                                             $     96,000          $    103,687
U.S. Treasury Bonds, 4.5%, 2036                                                                     32,000                30,662
U.S. Treasury Notes, 4.875%, 2008                                                                  164,000               164,237
U.S. Treasury Notes, 4.125%, 2015 (f)                                                              121,000               116,770
U.S. Treasury Notes, 4.5%, 2015                                                                     90,000                89,128
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                            184,742               175,064
U.S. Treasury Notes, TIPS, 3%, 2012                                                                221,813               230,140
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                            234,443               222,996
                                                                                                                    ------------
                                                                                                                    $  1,132,684
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 4.0%
Beaver Valley Funding Corp., 9%, 2017                                                         $    424,000          $    479,307
Duke Capital Corp., 8%, 2019                                                                       164,000               190,543
Edison Mission Energy, 7.75%, 2016 (n)                                                             165,000               167,063
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  26,000                29,172
Enersis S.A., 7.375%, 2014                                                                         363,000               385,827
FirstEnergy Corp., 6.45%, 2011                                                                     207,000               215,937
HQI Transelec Chile S.A., 7.875%, 2011                                                             290,000               308,349
Mirant North American LLC, 7.375%, 2013                                                            145,000               145,181
MSW Energy Holdings LLC, 7.375%, 2010                                                              165,000               165,000
NRG Energy, Inc., 7.375%, 2016                                                                     375,000               372,656
Progress Energy, Inc., 5.625%, 2016                                                                 86,000                85,943
PSEG Power LLC, 8.625%, 2031                                                                       161,000               208,752
TXU Corp., 5.55%, 2014                                                                             310,000               292,881
                                                                                                                    ------------
                                                                                                                    $  3,046,611
                                                                                                                    ------------
    TOTAL BONDS                                                                                                     $ 74,048,022
                                                                                                                    ------------
CONVERTIBLE PREFERRED STOCKS - 0.2%
AUTOMOTIVE - 0.1%
General Motors Corp., "B", 5.25%                                                                     5,325          $    107,139
                                                                                                                    ------------
REAL ESTATE - 0.1%
Mills Corp., 6.75%  (z)                                                                                100          $     83,875
                                                                                                                    ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS                                                                              $    191,014
                                                                                                                    ------------
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, "B"                                                                       625          $     16,188
                                                                                                                    ------------
    TOTAL PREFERRED STOCKS                                                                                          $     16,188
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 2.2%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                                            $  1,693,000          $  1,692,748
                                                                                                                    ------------
    TOTAL INVESTMENTS(k)                                                                                            $ 75,947,972
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                  1,056,585
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 77,004,557
                                                                                                                    ============

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $71,006,275 and 93.49% of market value. An independent pricing service provided an evaluated bid for 91.67% of the market value.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,059,563, representing 10.5% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                        ACQUISITION     ACQUISITION       CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                                       DATE            COST        MARKET VALUE     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                                       8/8/03        $280,000         $299,600
Anthracite CDO Ltd., 6%, 2037                                              5/14/02         129,084          174,398
Asset Securitization Corp., FRN, 8.7845%, 2029                             1/25/05         159,671          178,865
Barrington Broadcasting Group, 10.5%, 2014                                  8/3/06          85,000           82,875
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1281%, 2040         3/1/06         250,000          249,999
Berry Plastics Holding Corp., 8.875%, 2014                                 9/15/06         105,313          105,525
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012                        3/8/05         200,000          198,566
DFS Funding Corp., FRN, 7.39%, 2010                                        6/24/05         261,000          262,958
Falcon Franchise Loan LLC, 6.5%, 2014                                      7/15/05         216,855          217,500
Falcon Franchise Loan LLC, FRN, 4.1863%, 2025                              1/29/03         146,080          121,532
FMG Finance Ltd., 10.625%, 2016                                            8/11/06         169,400          163,200
Mills Corp., 6.75%                                                         4/10/06          77,375           83,875
PNA Group, Inc., 10.75%, 2016                                               8/4/06          75,000           77,063
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031                   9/13/05         315,366          311,550
Prudential Securities Secured Financing Corp., FRN, 7.4496%, 2013          12/6/04         456,290          436,838
Qwest Corp., 7.5%, 2014                                                     8/3/06         140,000          144,550
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016                    9/20/06         250,000          251,203
RBS Global & Rexnord Corp., 9.5%, 2014                                      8/7/06          85,725           86,275
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2802%, 2032              1/7/05         609,048          582,630
Service Corp., 7.625%, 2018                                                9/27/06         175,000          176,094
-------------------------------------------------------------------------------------------------------------------      ----------
Total Restricted Securities                                                                              $4,205,096         5.5%
                                                                                                         ==========      ==========

The following abbreviations are used in this report and are defined:
CDO         Collateralized Debt Obligation
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT        Real Estate Investment Trust
TIPS        Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      DKK   Danish Krone
      EUR   Euro
      GBP   British Pound
      JPY   Japanese Yen
      MXN   Mexican Peso
      NOK   Norwegian Krone
      NZD   New Zealand Dollar
      ZAR   South African Rand

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC INCOME SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 75,889,644
                                                                   ============
Gross unrealized appreciation                                      $  1,152,604
Gross unrealized depreciation                                        (1,094,276)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $     58,328
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                 NET UNREALIZED
      CONTRACTS TO                                                             CONTRACTS          APPRECIATION
    DELIVER/RECEIVE             SETTLEMENT DATE         IN EXCHANGE FOR         AT VALUE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
SALES
AUD              51,594             10/10/06             $     39,228         $     38,467        $        761
CAD             305,585        10/10/06 - 12/04/06            273,174              273,532                (358)
DKK             706,570             10/25/06                  120,976              120,368                 608
EUR           5,091,501        10/04/06 - 10/20/06          6,559,235            6,464,865              94,370
GBP           1,699,765        10/02/06 - 11/27/06          3,191,789            3,182,512               9,277
NOK             609,900             11/08/06                   94,773               93,724               1,049
NZD             100,698             10/10/06                   62,141               65,771              (3,630)
                                                         ------------         ------------        ------------
                                                         $ 10,341,316         $ 10,239,239        $    102,077
                                                         ============         ============        ============

PURCHASES
BRL             165,906             10/31/06             $     75,309         $     75,893        $        584
CAD              50,306             10/04/06                   45,027               45,009                 (18)
EUR             236,891        10/04/06 - 10/20/06            303,810              300,700              (3,110)
GBP             988,894        10/02/06 - 11/27/06          1,866,769            1,851,086             (15,683)
JPY          56,790,057             11/20/06                  485,000              484,438                (562)
MXN             826,838             10/10/06                   75,000               75,274                 274
NZD             100,697             10/10/06                   64,139               65,770               1,631
ZAR             543,066              10/4/06                   78,347               69,683              (8,664)
                                                         ------------         ------------        ------------
                                                         $  2,993,401         $  2,967,853        $    (25,548)
                                                         ============         ============        ============

At September 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to net payables of $16 with Goldman Sachs & Co. and $14,484 with Merrill Lynch International.

FUTURES CONTRACTS

                                                                                            UNREALIZED
                                                                        EXPIRATION         APPRECIATION
                                     CONTRACTS            VALUE            DATE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)               4             $  449,625         Dec-06           $    (6,389)
U.S. Treasury Note 5 yr (Long)           9                949,641         Dec-06                 6,015
U.S. Treasury Note 10 yr (Short)        18              1,945,125         Dec-06               (10,250)
-------------------------------------------------------------------------------------------------------
                                                                                           $   (10,624)
                                                                                           ===========

SWAP AGREEMENTS AT 09/30/06

                                                                                           UNREALIZED
                        NOTIONAL                      CASH FLOWS       CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT      COUNTERPARTY      TO RECEIVE         TO PAY          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
12/20/12         USD    310,000     Merrill Lynch        (1)       0.3% (fixed rate)       $     (737)
                                    Capital Services

9/20/10          USD    270,000     Merill Lynch         (2)       0.68% (fixed rate)          (1,381)
                                    International
                                                                                           ----------
                                                                                           $   (2,118)
                                                                                           ==========

      (1) Series to receive notional amount upon a defined credit default event by Bear Stearns Co., Inc., 7.625%, 12/07/09.
      (2) Series to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/01/13.

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

United States           63.7%
Russia                   3.7%
Germany                  3.3%
United Kingdom           3.3%
Ireland                  2.6%
France                   2.1%
Mexico                   2.1%
Spain                    2.1%
Netherlands              2.0%
Others                  15.1%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS/SUN LIFE SERIES TRUST(R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Capital Appreciation Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Capital Appreciation Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 100.1%
AEROSPACE - 2.8%
Boeing Co.                                                                                          72,000          $  5,677,200
United Technologies Corp.                                                                          159,600            10,110,660
                                                                                                                    ------------
                                                                                                                    $ 15,787,860
                                                                                                                    ------------
APPAREL MANUFACTURERS - 1.2%
Coach, Inc. (a)                                                                                     67,500          $  2,322,000
NIKE, Inc., "B"                                                                                     52,970             4,641,231
                                                                                                                    ------------
                                                                                                                    $  6,963,231
                                                                                                                    ------------
AUTOMOTIVE - 0.6%
Harman International Industries, Inc.                                                               41,180          $  3,436,059
                                                                                                                    ------------
BIOTECHNOLOGY - 6.2%
Amgen, Inc. (a)                                                                                    160,430          $ 11,475,558
Celgene Corp. (a)                                                                                  177,300             7,677,090
Genzyme Corp. (a)                                                                                  192,930            13,016,987
Gilead Sciences, Inc. (a)                                                                           44,870             3,082,569
                                                                                                                    ------------
                                                                                                                    $ 35,252,204
                                                                                                                    ------------
BROADCASTING - 1.4%
News Corp., "A"                                                                                    236,500          $  4,647,225
Viacom, Inc., "B" (a)                                                                               95,000             3,532,100
                                                                                                                    ------------
                                                                                                                    $  8,179,325
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 4.3%
Charles Schwab Corp.                                                                               336,000          $  6,014,400
Chicago Mercantile Exchange Holdings, Inc.                                                          18,250             8,728,063
Legg Mason, Inc.                                                                                    20,340             2,051,492
Mellon Financial Corp.                                                                              68,200             2,666,620
Merrill Lynch & Co., Inc.                                                                           61,100             4,779,242
                                                                                                                    ------------
                                                                                                                    $ 24,239,817
                                                                                                                    ------------
BUSINESS SERVICES - 4.6%
Amdocs Ltd. (a)                                                                                    215,680          $  8,540,928
Automatic Data Processing, Inc.                                                                     98,000             4,639,320
CheckFree Corp. (a)                                                                                 70,500             2,913,060
First Data Corp.                                                                                   243,300            10,218,600
                                                                                                                    ------------
                                                                                                                    $ 26,311,908
                                                                                                                    ------------
CHEMICALS - 1.2%
Ecolab, Inc.                                                                                        51,100          $  2,188,102
Monsanto Co.                                                                                        97,800             4,597,578
                                                                                                                    ------------
                                                                                                                    $  6,785,680
                                                                                                                    ------------
COMPUTER SOFTWARE - 5.8%
Adobe Systems, Inc. (a)                                                                            306,900          $ 11,493,405
Microsoft Corp.                                                                                    402,440            10,998,685
Oracle Corp. (a)                                                                                   570,980            10,129,185
                                                                                                                    ------------
                                                                                                                    $ 32,621,275
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 3.3%
Apple Computer, Inc. (a)                                                                           127,400          $  9,813,622
Hewlett-Packard Co.                                                                                174,700             6,409,743
LG.Philips LCD Co. Ltd., ADR (a)                                                                   146,700             2,433,753
                                                                                                                    ------------
                                                                                                                    $ 18,657,118
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 3.5%
Colgate-Palmolive Co.                                                                               68,600          $  4,260,060
eBay, Inc. (a)                                                                                      92,300             2,617,628
Monster Worldwide, Inc. (a)                                                                         47,300             1,711,787
Procter & Gamble Co.                                                                               180,400            11,181,192
                                                                                                                    ------------
                                                                                                                    $ 19,770,667
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 5.3%
Cooper Industries Ltd., "A"                                                                         39,400          $  3,357,668
General Electric Co.                                                                               482,300            17,025,190
Rockwell Automation, Inc.                                                                           85,200             4,950,120
W.W. Grainger, Inc.                                                                                 70,200             4,704,804
                                                                                                                    ------------
                                                                                                                    $ 30,037,782
                                                                                                                    ------------
ELECTRONICS - 7.1%
Applied Materials, Inc.                                                                            160,800          $  2,850,984
Intel Corp.                                                                                        783,040            16,107,133
Marvell Technology Group Ltd. (a)                                                                  273,900             5,305,443
Samsung Electronics Co. Ltd., GDR                                                                   17,690             6,209,190
SanDisk Corp. (a)                                                                                  125,460             6,717,128
Xilinx, Inc.                                                                                       133,730             2,935,374
                                                                                                                    ------------
                                                                                                                    $ 40,125,252
                                                                                                                    ------------
FOOD & BEVERAGES - 1.5%
PepsiCo, Inc.                                                                                      112,830          $  7,363,286
SYSCO Corp.                                                                                         38,580             1,290,501
                                                                                                                    ------------
                                                                                                                    $  8,653,787
                                                                                                                    ------------
FOOD & DRUG STORES - 1.2%
CVS Corp.                                                                                          204,500          $  6,568,540
                                                                                                                    ------------
GAMING & LODGING - 3.1%
Carnival Corp.                                                                                      56,400          $  2,652,492
International Game Technology                                                                      192,100             7,972,150
Las Vegas Sands Corp. (a)                                                                           60,000             4,101,000
Starwood Hotels & Resorts, Inc.                                                                     48,700             2,785,153
                                                                                                                    ------------
                                                                                                                    $ 17,510,795
                                                                                                                    ------------
GENERAL MERCHANDISE - 3.6%
Family Dollar Stores, Inc.                                                                          29,700          $    868,428
Kohl's Corp. (a)                                                                                    42,130             2,735,080
Target Corp.                                                                                       147,260             8,136,115
Wal-Mart Stores, Inc.                                                                              171,830             8,474,656
                                                                                                                    ------------
                                                                                                                    $ 20,214,279
                                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
UnitedHealth Group, Inc.                                                                            55,770          $  2,743,884
                                                                                                                    ------------
INTERNET - 2.5%
Google, Inc., "A" (a)                                                                               24,470          $  9,834,493
Yahoo!, Inc. (a)                                                                                   164,460             4,157,549
                                                                                                                    ------------
                                                                                                                    $ 13,992,042
                                                                                                                    ------------
LEISURE & TOYS - 1.9%
Electronic Arts, Inc. (a)                                                                          195,730          $ 10,898,246
                                                                                                                    ------------
MACHINERY & TOOLS - 1.2%
Deere & Co.                                                                                         72,100          $  6,049,911
Precision Castparts Corp.                                                                           11,100               701,076
                                                                                                                    ------------
                                                                                                                    $  6,750,987
                                                                                                                    ------------
MAJOR BANKS - 1.6%
JPMorgan Chase & Co.                                                                                93,800          $  4,404,848
State Street Corp.                                                                                  75,700             4,723,680
                                                                                                                    ------------
                                                                                                                    $  9,128,528
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
McKesson Corp.                                                                                      56,200          $  2,962,864
                                                                                                                    ------------
MEDICAL EQUIPMENT - 4.7%
Advanced Medical Optics, Inc. (a)                                                                  154,350          $  6,104,542
Baxter International, Inc.                                                                         115,100             5,232,446
C.R. Bard, Inc.                                                                                     18,600             1,395,000
DENTSPLY International, Inc.                                                                        70,900             2,134,799
Medtronic, Inc.                                                                                    221,110            10,268,348
St. Jude Medical, Inc. (a)                                                                          37,400             1,319,846
                                                                                                                    ------------
                                                                                                                    $ 26,454,981
                                                                                                                    ------------
NETWORK & TELECOM - 6.2%
Cisco Systems, Inc. (a)                                                                            873,730          $ 20,095,790
Corning, Inc. (a)                                                                                  307,280             7,500,705
Juniper Networks, Inc. (a)                                                                         127,300             2,199,744
QUALCOMM, Inc.                                                                                     152,600             5,547,010
                                                                                                                    ------------
                                                                                                                    $ 35,343,249
                                                                                                                    ------------
OIL SERVICES - 3.1%
Noble Corp.                                                                                         85,220          $  5,469,420
Transocean, Inc. (a)                                                                                80,200             5,873,046
Weatherford International Ltd. (a)                                                                 146,800             6,124,496
                                                                                                                    ------------
                                                                                                                    $ 17,466,962
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.1%
American Express Co.                                                                               154,000          $  8,636,320
SLM Corp.                                                                                          154,810             8,047,024
UBS AG                                                                                              16,520               979,801
                                                                                                                    ------------
                                                                                                                    $ 17,663,145
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
EMC Corp. (a)                                                                                      416,800          $  4,993,264
                                                                                                                    ------------
PHARMACEUTICALS - 8.1%
Allergan, Inc.                                                                                      75,500          $  8,502,055
Eli Lilly & Co.                                                                                    184,220            10,500,540
Johnson & Johnson                                                                                  203,010            13,183,469
Roche Holding AG                                                                                    44,170             7,636,283
Wyeth                                                                                              123,530             6,280,265
                                                                                                                    ------------
                                                                                                                    $ 46,102,612
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.8%
Burlington Northern Santa Fe Corp.                                                                  63,500          $  4,663,440
                                                                                                                    ------------
RESTAURANTS - 0.3%
YUM! Brands, Inc.                                                                                   29,800          $  1,551,090
                                                                                                                    ------------
SPECIALTY STORES - 4.5%
Aeropostale, Inc. (a)                                                                               73,400          $  2,145,482
Best Buy Co., Inc.                                                                                  48,400             2,592,304
Chico's FAS, Inc. (a)                                                                              122,300             2,633,119
Home Depot, Inc.                                                                                    66,100             2,397,447
Lowe's Cos., Inc.                                                                                  118,180             3,316,131
Staples, Inc.                                                                                      296,100             7,204,113
Urban Outfitters, Inc. (a)                                                                         120,100             2,124,569
Williams-Sonoma, Inc.                                                                               94,000             3,044,660
                                                                                                                    ------------
                                                                                                                    $ 25,457,825
                                                                                                                    ------------
TELEPHONE SERVICES - 1.0%
American Tower Corp., "A" (a)                                                                      147,900          $  5,398,350
                                                                                                                    ------------
TOBACCO - 0.7%
Altria Group, Inc.                                                                                  52,500          $  4,018,875
                                                                                                                    ------------
TRUCKING - 1.8%
FedEx Corp.                                                                                         38,470          $  4,180,920
United Parcel Service, Inc., "B"                                                                    85,300             6,136,482
                                                                                                                    ------------
                                                                                                                    $ 10,317,402
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $567,023,325
                                                                                                                    ------------
REPURCHASE AGREEMENTS - 0.6%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/02/06,
total to be received $3,564,589 (secured by U.S. Treasury
and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                                                       $  3,563,000          $  3,563,000
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $570,586,325
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (0.7)%                                                                               (4,011,664)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $566,574,661
                                                                                                                    ============

(a)   Non-income producing security.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL APPRECIATION SERIES

SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $561,776,004
                                                                   ============
Gross unrealized appreciation                                      $ 32,733,824
Gross unrealized depreciation                                       (23,923,503)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $  8,810,321
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST(R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Emerging Growth Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Emerging Growth Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.1%
AEROSPACE - 2.4%
Lockheed Martin Corp.                                                                               45,500          $  3,915,730
United Technologies Corp.                                                                           58,700             3,718,645
                                                                                                                    ------------
                                                                                                                    $  7,634,375
                                                                                                                    ------------
APPAREL MANUFACTURERS - 0.5%
Coach, Inc. (a)                                                                                     42,000          $  1,444,800
                                                                                                                    ------------
AUTOMOTIVE - 1.1%
Harman International Industries, Inc.                                                               39,310          $  3,280,026
                                                                                                                    ------------
BIOTECHNOLOGY - 6.9%
Actelion Ltd. (a)                                                                                    9,900          $  1,420,223
Amgen, Inc. (a)                                                                                     50,000             3,576,500
Celgene Corp. (a)                                                                                   68,600             2,970,380
Gen-Probe, Inc. (a)                                                                                  6,070               284,622
Genentech, Inc. (a)                                                                                 35,500             2,935,850
Genzyme Corp. (a)                                                                                   68,580             4,627,093
Gilead Sciences, Inc. (a)                                                                           23,800             1,635,060
Millipore Corp. (a)                                                                                 64,560             3,957,528
                                                                                                                    ------------
                                                                                                                    $ 21,407,256
                                                                                                                    ------------
BROADCASTING - 2.8%
Grupo Televisa S.A., ADR                                                                           112,740          $  2,396,852
News Corp., "A"                                                                                    327,200             6,429,480
                                                                                                                    ------------
                                                                                                                    $  8,826,332
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 3.5%
Affiliated Managers Group, Inc. (a)                                                                  3,100          $    310,341
Charles Schwab Corp.                                                                               168,500             3,016,150
Chicago Mercantile Exchange Holdings, Inc.                                                          11,030             5,275,098
EFG International (a)                                                                                7,800               256,351
Evercore Partners, Inc. (a)                                                                          8,560               246,528
Goldman Sachs Group, Inc.                                                                           10,900             1,843,953
                                                                                                                    ------------
                                                                                                                    $ 10,948,421
                                                                                                                    ------------
BUSINESS SERVICES - 7.0%
Amdocs Ltd. (a)                                                                                     91,600          $  3,627,360
CheckFree Corp. (a)                                                                                 58,900             2,433,748
Cognizant Technology Solutions Corp., "A" (a)                                                       39,600             2,932,776
Corporate Executive Board Co.                                                                       25,100             2,256,741
Equinix, Inc. (a)                                                                                   41,500             2,494,150
First Data Corp.                                                                                   172,700             7,253,400
Global Payments, Inc.                                                                               21,200               933,012
                                                                                                                    ------------
                                                                                                                    $ 21,931,187
                                                                                                                    ------------
CHEMICALS - 1.8%
Monsanto Co.                                                                                       119,900          $  5,636,499
                                                                                                                    ------------
COMPUTER SOFTWARE - 4.9%
Adobe Systems, Inc. (a)                                                                            222,800          $  8,343,860
Akamai Technologies, Inc. (a)                                                                        9,400               469,906
Cognos, Inc. (a)                                                                                    30,700             1,120,550
McAfee, Inc. (a)                                                                                    45,200             1,105,592
Salesforce.com, Inc. (a)                                                                             8,300               298,076
TIBCO Software, Inc. (a)                                                                           423,000             3,798,540
                                                                                                                    ------------
                                                                                                                    $ 15,136,524
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
Apple Computer, Inc. (a)                                                                            57,200          $  4,406,116
Hewlett-Packard Co.                                                                                 25,900               950,271
MICROS Systems, Inc. (a)                                                                            29,300             1,433,356
                                                                                                                    ------------
                                                                                                                    $  6,789,743
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 4.1%
Colgate-Palmolive Co.                                                                               51,100          $  3,173,310
DeVry, Inc. (a)                                                                                     63,700             1,354,899
eBay, Inc. (a)                                                                                     109,900             3,116,764
ITT Educational Services, Inc. (a)                                                                  25,300             1,677,390
Monster Worldwide, Inc. (a)                                                                         33,200             1,201,508
New Oriental Educational & Technology Group, ADR (a)                                                33,640               815,770
Strayer Education, Inc. (l)                                                                         14,170             1,533,336
                                                                                                                    ------------
                                                                                                                    $ 12,872,977
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 2.2%
Danaher Corp.                                                                                       12,800          $    878,976
Rockwell Automation, Inc.                                                                           95,100             5,525,310
W.W. Grainger, Inc.                                                                                  8,600               576,372
                                                                                                                    ------------
                                                                                                                    $  6,980,658
                                                                                                                    ------------
ELECTRONICS - 6.3%
Applied Materials, Inc.                                                                             52,800          $    936,144
Intel Corp.                                                                                        160,300             3,297,371
Linear Technology Corp.                                                                             29,300               911,816
Marvell Technology Group Ltd. (a)                                                                  297,600             5,764,512
Nintendo Co. Ltd.                                                                                    4,000               824,421
Samsung Electronics Co. Ltd., GDR                                                                    9,127             3,203,577
SanDisk Corp. (a)                                                                                   86,600             4,636,564
                                                                                                                    ------------
                                                                                                                    $ 19,574,405
                                                                                                                    ------------
ENERGY - INDEPENDENT - 0.7%
CONSOL Energy, Inc.                                                                                 30,900          $    980,457
Occidental Petroleum Corp.                                                                          27,300             1,313,403
                                                                                                                    ------------
                                                                                                                    $  2,293,860
                                                                                                                    ------------
FOOD & BEVERAGES - 1.2%
PepsiCo, Inc.                                                                                       59,200          $  3,863,392
                                                                                                                    ------------
GAMING & LODGING - 3.3%
Carnival Corp.                                                                                      29,500          $  1,387,385
International Game Technology                                                                      101,200             4,199,800
Las Vegas Sands Corp. (a)                                                                           26,600             1,818,110
Shuffle Master, Inc. (l)(a)                                                                         20,100               542,901
Station Casinos, Inc.                                                                               38,700             2,238,021
                                                                                                                    ------------
                                                                                                                    $ 10,186,217
                                                                                                                    ------------
GENERAL MERCHANDISE - 1.8%
Costco Wholesale Corp.                                                                              46,300          $  2,300,184
Family Dollar Stores, Inc.                                                                          43,200             1,263,168
Kohl's Corp. (a)                                                                                    23,300             1,512,636
Wal-Mart de Mexico S.A. de C.V.                                                                    137,575               468,818
                                                                                                                    ------------
                                                                                                                    $  5,544,806
                                                                                                                    ------------
INTERNET - 4.2%
Baidu.com, Inc., ADR (l)(a)                                                                         19,200          $  1,680,768
CNET Networks, Inc. (l)(a)                                                                          67,800               649,524
Google, Inc., "A" (a)                                                                               15,910             6,394,229
TENCENT Holdings Ltd.                                                                              396,000               911,893
Yahoo!, Inc. (a)                                                                                   139,530             3,527,318
                                                                                                                    ------------
                                                                                                                    $ 13,163,732
                                                                                                                    ------------
LEISURE & TOYS - 3.3%
Electronic Arts, Inc. (a)                                                                          146,220          $  8,141,530
THQ, Inc. (l)(a)                                                                                    72,300             2,108,991
                                                                                                                    ------------
                                                                                                                    $ 10,250,521
                                                                                                                    ------------
MACHINERY & TOOLS - 1.3%
Deere & Co.                                                                                         28,900          $  2,424,999
Precision Castparts Corp.                                                                           27,600             1,743,216
                                                                                                                    ------------
                                                                                                                    $  4,168,215
                                                                                                                    ------------
MAJOR BANKS - 1.6%
Bank of New York Co., Inc.                                                                          62,000          $  2,186,120
State Street Corp.                                                                                  44,800             2,795,520
                                                                                                                    ------------
                                                                                                                    $  4,981,640
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
Caremark Rx, Inc.                                                                                   38,300          $  2,170,461
McKesson Corp.                                                                                      17,400               917,328
                                                                                                                    ------------
                                                                                                                    $  3,087,789
                                                                                                                    ------------
MEDICAL EQUIPMENT - 4.9%
Advanced Medical Optics, Inc. (l)(a)                                                               116,000          $  4,587,800
Cytyc Corp. (a)                                                                                    205,060             5,019,869
ResMed, Inc. (a)                                                                                    38,600             1,553,650
St. Jude Medical, Inc. (a)                                                                          97,800             3,451,362
Thoratec Corp. (l)(a)                                                                               37,100               579,131
                                                                                                                    ------------
                                                                                                                    $ 15,191,812
                                                                                                                    ------------
METALS & MINING - 0.2%
BHP Billiton Ltd., ADR                                                                              19,400          $    734,872
                                                                                                                    ------------
NETWORK & TELECOM - 6.6%
Cisco Systems, Inc. (a)                                                                            279,700          $  6,433,100
Juniper Networks, Inc. (a)                                                                         190,158             3,285,930
NICE Systems Ltd., ADR (a)                                                                         106,060             2,934,680
Nortel Networks Corp. (a)                                                                          790,700             1,818,610
QUALCOMM, Inc.                                                                                      93,980             3,416,173
Research In Motion Ltd. (a)                                                                         27,200             2,792,352
                                                                                                                    ------------
                                                                                                                    $ 20,680,845
                                                                                                                    ------------
OIL SERVICES - 4.1%
GlobalSantaFe Corp.                                                                                104,000          $  5,198,960
Noble Corp.                                                                                         29,600             1,899,728
Schlumberger Ltd.                                                                                   57,000             3,535,710
Smith International, Inc.                                                                           42,940             1,666,072
Transocean, Inc. (a)                                                                                 4,400               322,212
                                                                                                                    ------------
                                                                                                                    $ 12,622,682
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.0%
American Express Co.                                                                                77,400          $  4,340,592
Moody's Corp.                                                                                       17,700             1,157,226
UBS AG                                                                                              62,700             3,718,737
                                                                                                                    ------------
                                                                                                                    $  9,216,555
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.4%
Network Appliance, Inc. (a)                                                                         33,600          $  1,243,536
                                                                                                                    ------------
PHARMACEUTICALS - 5.2%
Allergan, Inc.                                                                                      35,790          $  4,030,312
Endo Pharmaceuticals Holdings, Inc. (a)                                                             36,000             1,171,800
GlaxoSmithKline PLC                                                                                140,300             3,734,065
Johnson & Johnson                                                                                   37,000             2,402,780
Roche Holding AG                                                                                    27,950             4,832,106
                                                                                                                    ------------
                                                                                                                    $ 16,171,063
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc.,"B" (l)(a)                                                                56,060          $    527,525
                                                                                                                    ------------
RESTAURANTS - 0.6%
Cheesecake Factory, Inc. (a)                                                                        30,200          $    821,138
Sonic Corp. (a)                                                                                     14,200               321,062
Texas Roadhouse, Inc., "A" (l)(a)                                                                   46,800               574,704
                                                                                                                    ------------
                                                                                                                    $  1,716,904
                                                                                                                    ------------
SPECIALTY STORES - 3.3%
Aeropostale, Inc. (a)                                                                               30,500          $    891,515
Best Buy Co., Inc.                                                                                  48,200             2,581,592
Dick's Sporting Goods, Inc. (a)                                                                     10,200               464,304
GameStop Corp. (l)(a)                                                                               21,100               976,508
Nordstrom, Inc.                                                                                     24,900             1,053,270
Staples, Inc.                                                                                      107,200             2,608,176
Submarino S.A.                                                                                      83,680             1,638,516
                                                                                                                    ------------
                                                                                                                    $ 10,213,881
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A. de C.V., "L", ADR                                                                90,620          $  3,567,709
Rogers Communications, Inc., "B"                                                                    27,000             1,478,195
                                                                                                                    ------------
                                                                                                                    $  5,045,904
                                                                                                                    ------------
TELEPHONE SERVICES - 2.9%
American Tower Corp., "A" (a)                                                                      197,545          $  7,210,392
Global Crossing Ltd. (l)(a)                                                                         26,600               545,300
Level 3 Communications, Inc. (l)(a)                                                                233,000             1,246,550
                                                                                                                    ------------
                                                                                                                    $  9,002,242
                                                                                                                    ------------
TOBACCO - 0.7%
Altria Group, Inc.                                                                                  28,400          $  2,174,020
                                                                                                                    ------------
TRUCKING - 0.3%
UTi Worldwide, Inc.                                                                                 34,400          $    962,168
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $305,507,384
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.5%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $  4,573,000          $  4,572,319
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 4.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                12,931,547          $ 12,931,547
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $323,011,250
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (3.7)%                                                                              (11,467,890)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $311,543,360
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SUN LIFE SERIES TRUST - EMERGING GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $304,968,632
                                                                   ============
Gross unrealized appreciation                                      $ 28,900,027
Gross unrealized depreciation                                       (10,857,409)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 18,042,618
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST(R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Massachusetts Investors Trust Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Massachusetts Investors Trust Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.1%
AEROSPACE - 3.7%
Lockheed Martin Corp.                                                                              235,220         $   20,243,033
United Technologies Corp.                                                                          324,990             20,588,117
                                                                                                                   --------------
                                                                                                                   $   40,831,150
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 1.2%
Diageo PLC                                                                                         755,190         $   13,335,912
                                                                                                                   --------------
APPAREL MANUFACTURERS - 1.1%
NIKE, Inc., "B"                                                                                    142,240         $   12,463,069
                                                                                                                   --------------
BIOTECHNOLOGY - 3.9%
Amgen, Inc. (a)                                                                                    335,920         $   24,028,358
Genzyme Corp. (a)                                                                                  160,510             10,829,610
Gilead Sciences, Inc. (a)                                                                          133,340              9,160,458
                                                                                                                   --------------
                                                                                                                   $   44,018,426
                                                                                                                   --------------
BROADCASTING - 2.3%
News Corp., "A"                                                                                    350,220         $    6,881,823
Viacom, Inc., "B" (a)                                                                              177,495              6,599,264
Walt Disney Co.                                                                                    391,360             12,096,938
                                                                                                                   --------------
                                                                                                                   $   25,578,025
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 4.7%
Charles Schwab Corp.                                                                               454,740         $    8,139,846
Franklin Resources, Inc.                                                                            97,810             10,343,408
Goldman Sachs Group, Inc.                                                                           82,640             13,980,209
Legg Mason, Inc. (l)                                                                                80,010              8,069,809
Lehman Brothers Holdings, Inc.                                                                     160,680             11,867,825
                                                                                                                   --------------
                                                                                                                   $   52,401,097
                                                                                                                   --------------
BUSINESS SERVICES - 3.1%
Accenture Ltd., "A"                                                                                235,220         $    7,458,826
Amdocs Ltd. (a)                                                                                    298,250             11,810,700
CheckFree Corp. (a)                                                                                134,910              5,574,481
First Data Corp.                                                                                   237,500              9,975,000
                                                                                                                   --------------
                                                                                                                   $   34,819,007
                                                                                                                   --------------
CHEMICALS - 2.8%
3M Co.                                                                                             143,550         $   10,682,991
Monsanto Co.                                                                                       238,830             11,227,398
Rohm & Haas Co.                                                                                    199,690              9,455,322
                                                                                                                   --------------
                                                                                                                   $   31,365,711
                                                                                                                   --------------
COMPUTER SOFTWARE - 2.7%
Adobe Systems, Inc. (a)                                                                            335,190         $   12,552,866
Oracle Corp. (a)                                                                                 1,007,120             17,866,309
                                                                                                                   --------------
                                                                                                                   $   30,419,175
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
Apple Computer, Inc. (a)                                                                           171,010         $   13,172,900
Dell, Inc. (a)                                                                                     324,940              7,421,630
                                                                                                                   --------------
                                                                                                                   $   20,594,530
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 5.1%
Colgate-Palmolive Co.                                                                              197,130         $   12,241,773
Procter & Gamble Co.                                                                               356,400             22,089,672
Reckitt Benckiser PLC                                                                              557,300             23,093,579
                                                                                                                   --------------
                                                                                                                   $   57,425,024
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 1.0%
Rockwell Automation, Inc.                                                                           21,000         $    1,220,100
Tyco International Ltd.                                                                            340,280              9,524,437
                                                                                                                   --------------
                                                                                                                   $   10,744,537
                                                                                                                   --------------
ELECTRONICS - 4.2%
Intel Corp.                                                                                        729,980         $   15,015,689
Marvell Technology Group Ltd. (a)                                                                  436,470              8,454,424
Samsung Electronics Co. Ltd., GDR                                                                   41,080             14,419,080
SanDisk Corp. (a)                                                                                  163,020              8,728,091
                                                                                                                   --------------
                                                                                                                   $   46,617,284
                                                                                                                   --------------
ENERGY - INDEPENDENT - 1.2%
EOG Resources, Inc.                                                                                202,360         $   13,163,518
                                                                                                                   --------------
ENERGY - INTEGRATED - 4.6%
Exxon Mobil Corp.                                                                                  550,880         $   36,964,048
Hess Corp.                                                                                         337,050             13,960,611
                                                                                                                   --------------
                                                                                                                   $   50,924,659
                                                                                                                   --------------
FOOD & BEVERAGES - 3.6%
Coca-Cola Co.                                                                                      285,000         $   12,733,800
Nestle S.A.                                                                                         45,089             15,720,126
PepsiCo, Inc.                                                                                      181,190             11,824,459
                                                                                                                   --------------
                                                                                                                   $   40,278,385
                                                                                                                   --------------
GAMING & LODGING - 2.1%
Carnival Corp.                                                                                     224,570         $   10,561,527
International Game Technology                                                                      166,880              6,925,520
Ladbrokes PLC                                                                                      758,202              5,520,255
                                                                                                                   --------------
                                                                                                                   $   23,007,302
                                                                                                                   --------------
GENERAL MERCHANDISE - 2.4%
Federated Department Stores, Inc.                                                                  170,700         $    7,375,947
Kohl's Corp. (a)                                                                                    79,150              5,138,418
Target Corp.                                                                                       248,850             13,748,963
                                                                                                                   --------------
                                                                                                                   $   26,263,328
                                                                                                                   --------------
INSURANCE - 7.2%
Ace Ltd.                                                                                           176,260         $    9,646,710
American International Group, Inc.                                                                 515,927             34,185,323
Genworth Financial, Inc., "A"                                                                      367,380             12,861,974
MetLife, Inc.                                                                                      274,490             15,558,093
St. Paul Travelers Cos., Inc.                                                                      179,900              8,435,511
                                                                                                                   --------------
                                                                                                                   $   80,687,611
                                                                                                                   --------------
INTERNET - 0.6%
Yahoo!, Inc. (a)                                                                                   259,650         $    6,563,952
                                                                                                                   --------------
LEISURE & TOYS - 1.1%
Electronic Arts, Inc. (a)                                                                          210,640         $   11,728,435
                                                                                                                   --------------
MAJOR BANKS - 6.5%
Bank of America Corp.                                                                              468,030         $   25,072,367
Bank of New York Co., Inc.                                                                         405,090             14,283,473
JPMorgan Chase & Co.                                                                               471,910             22,160,894
Wells Fargo & Co.                                                                                  315,550             11,416,599
                                                                                                                   --------------
                                                                                                                   $   72,933,333
                                                                                                                   --------------
MEDICAL EQUIPMENT - 2.8%
Boston Scientific Corp. (a)                                                                        299,050         $    4,422,950
Medtronic, Inc.                                                                                    275,180             12,779,359
Zimmer Holdings, Inc. (a)                                                                          205,520             13,872,600
                                                                                                                   --------------
                                                                                                                   $   31,074,909
                                                                                                                   --------------
NETWORK & TELECOM - 2.1%
Cisco Systems, Inc. (a)                                                                          1,020,340         $   23,467,820
                                                                                                                   --------------
OIL SERVICES - 3.3%
GlobalSantaFe Corp.                                                                                235,360         $   11,765,646
Noble Corp.                                                                                        205,900             13,214,662
Transocean, Inc. (a)                                                                               160,110             11,724,855
                                                                                                                   --------------
                                                                                                                   $   36,705,163
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.8%
American Express Co.                                                                               272,040         $   15,256,003
SLM Corp.                                                                                          316,070             16,429,319
                                                                                                                   --------------
                                                                                                                   $   31,685,322
                                                                                                                   --------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
EMC Corp. (a)                                                                                    1,875,210         $   22,465,016
                                                                                                                   --------------
PHARMACEUTICALS - 9.7%
Abbott Laboratories                                                                                390,880         $   18,981,133
Eli Lilly & Co.                                                                                    264,970             15,103,290
Johnson & Johnson                                                                                  560,210             36,380,037
Roche Holding AG                                                                                    90,990             15,730,709
Teva Pharmaceutical Industries Ltd., ADR                                                           141,370              4,819,303
Wyeth                                                                                              346,850             17,633,854
                                                                                                                   --------------
                                                                                                                   $  108,648,326
                                                                                                                   --------------
SPECIALTY CHEMICALS - 1.1%
Praxair, Inc.                                                                                      205,090         $   12,133,124
                                                                                                                   --------------
SPECIALTY STORES - 2.0%
Chico's FAS, Inc. (a)                                                                              324,970         $    6,996,604
Staples, Inc.                                                                                      609,600             14,831,568
                                                                                                                   --------------
                                                                                                                   $   21,828,172
                                                                                                                   --------------
TELEPHONE SERVICES - 0.9%
Embarq Corp.                                                                                        33,162         $    1,604,046
TELUS Corp.                                                                                        156,990              8,833,628
                                                                                                                   --------------
                                                                                                                   $   10,437,674
                                                                                                                   --------------
TOBACCO - 2.2%
Altria Group, Inc.                                                                                 318,430         $   24,375,817
                                                                                                                   --------------
TRUCKING - 0.8%
FedEx Corp.                                                                                         78,580         $    8,540,074
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.5%
Entergy Corp.                                                                                       49,810         $    3,896,636
Exelon Corp.                                                                                       153,780              9,309,841
FPL Group, Inc.                                                                                     74,850              3,368,247
                                                                                                                   --------------
                                                                                                                   $   16,574,724
                                                                                                                   --------------
    TOTAL COMMON STOCKS                                                                                            $1,094,099,611
                                                                                                                   ==============
SHORT-TERM OBLIGATIONS - 1.2%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $ 13,726,000         $   13,723,956
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 0.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 8,241,030         $    8,241,030
                                                                                                                   --------------
    TOTAL INVESTMENTS                                                                                              $1,116,064,597
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                  (767,255)
                                                                                                                   --------------
    NET ASSETS - 100.0%                                                                                            $1,115,297,342
                                                                                                                   ==============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MASSACHUSETTS INVESTORS TRUST SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $981,283,469
                                                                   ============
Gross unrealized appreciation                                      $165,179,762
Gross unrealized depreciation                                       (30,398,634)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $134,781,128
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Research Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Research Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.2%
AEROSPACE - 2.7%
Lockheed Martin Corp.                                                                               49,540          $  4,263,412
United Technologies Corp.                                                                           78,740             4,988,179
                                                                                                                    ------------
                                                                                                                    $  9,251,591
                                                                                                                    ------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC                                                                                         117,300          $  2,071,402
                                                                                                                    ------------
APPAREL MANUFACTURERS - 1.5%
NIKE, Inc., "B"                                                                                     58,560          $  5,131,027
                                                                                                                    ------------
BIOTECHNOLOGY - 4.5%
Amgen, Inc. (a)                                                                                     96,610          $  6,910,513
Genzyme Corp. (a)                                                                                   61,040             4,118,369
Millipore Corp. (a)                                                                                 69,510             4,260,963
                                                                                                                    ------------
                                                                                                                    $ 15,289,845
                                                                                                                    ------------
BROADCASTING - 2.4%
News Corp., "A"                                                                                    251,860          $  4,949,049
WPP Group PLC                                                                                      272,490             3,376,239
                                                                                                                    ------------
                                                                                                                    $  8,325,288
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 5.8%
Affiliated Managers Group, Inc. (a)(l)                                                              22,270          $  2,229,450
Franklin Resources, Inc.                                                                            34,340             3,631,455
Goldman Sachs Group, Inc.                                                                           28,740             4,861,946
Legg Mason, Inc. (l)                                                                                13,145             1,325,805
Lehman Brothers Holdings, Inc.                                                                      61,640             4,552,730
Mellon Financial Corp.                                                                              83,580             3,267,978
                                                                                                                    ------------
                                                                                                                    $ 19,869,364
                                                                                                                    ------------
BUSINESS SERVICES - 1.9%
Cognizant Technology Solutions
Corp., "A" (a)                                                                                      25,640          $  1,898,898
First Data Corp.                                                                                   106,970             4,492,740
                                                                                                                    ------------
                                                                                                                    $  6,391,638
                                                                                                                    ------------
COMPUTER SOFTWARE - 3.6%
Adobe Systems, Inc. (a)                                                                            158,420          $  5,932,829
Oracle Corp. (a)                                                                                   100,600             1,784,644
Symantec Corp. (a)                                                                                  89,810             1,911,157
TIBCO Software, Inc. (a)                                                                           293,130             2,632,307
                                                                                                                    ------------
                                                                                                                    $ 12,260,937
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 2.0%
Apple Computer, Inc. (a)                                                                            52,520          $  4,045,616
Hewlett-Packard Co.                                                                                 79,850             2,929,697
                                                                                                                    ------------
                                                                                                                    $  6,975,313
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 2.2%
Alberto-Culver Co.                                                                                  34,290          $  1,734,731
Avon Products, Inc.                                                                                 81,110             2,486,833
ITT Educational Services, Inc. (a)                                                                  27,330             1,811,979
Monster Worldwide, Inc. (a)                                                                         41,060             1,485,961
                                                                                                                    ------------
                                                                                                                    $  7,519,504
                                                                                                                    ------------
CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)(l)                                                                        148,900          $  2,296,038
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 4.2%
Rockwell Automation, Inc.                                                                            8,800          $    511,280
Tyco International Ltd.                                                                            291,200             8,150,688
W.W. Grainger, Inc.                                                                                 83,390             5,588,798
                                                                                                                    ------------
                                                                                                                    $ 14,250,766
                                                                                                                    ------------
ELECTRONICS - 5.3%
Applied Materials, Inc.                                                                            201,030          $  3,564,262
Intel Corp.                                                                                        333,710             6,864,415
Marvell Technology Group Ltd. (a)                                                                  195,990             3,796,326
SanDisk Corp. (a)                                                                                   69,610             3,726,919
                                                                                                                    ------------
                                                                                                                    $ 17,951,922
                                                                                                                    ------------
ENERGY - INDEPENDENT - 2.8%
Apache Corp.                                                                                        36,250          $  2,291,000
CONSOL Energy, Inc.                                                                                 21,790               691,397
Devon Energy Corp.                                                                                  78,500             4,957,275
EOG Resources, Inc.                                                                                 25,890             1,684,144
                                                                                                                    ------------
                                                                                                                    $  9,623,816
                                                                                                                    ------------
ENERGY - INTEGRATED - 3.0%
Exxon Mobil Corp.                                                                                   71,950          $  4,827,845
Hess Corp.                                                                                         134,570             5,573,889
                                                                                                                    ------------
                                                                                                                    $ 10,401,734
                                                                                                                    ------------
FOOD & BEVERAGES - 2.0%
Nestle S.A.                                                                                          5,797          $  2,021,104
PepsiCo, Inc.                                                                                       73,210             4,777,685
                                                                                                                    ------------
                                                                                                                    $  6,798,789
                                                                                                                    ------------
GAMING & LODGING - 1.6%
Hilton Hotels Corp.                                                                                 97,670          $  2,720,109
International Game Technology                                                                       68,880             2,858,520
                                                                                                                    ------------
                                                                                                                    $  5,578,629
                                                                                                                    ------------
GENERAL MERCHANDISE - 1.7%
Federated Department Stores, Inc.                                                                   91,230          $  3,942,048
Kohl's Corp. (a)                                                                                    27,570             1,789,844
                                                                                                                    ------------
                                                                                                                    $  5,731,892
                                                                                                                    ------------
INSURANCE - 6.9%
Ace Ltd.                                                                                            56,620          $  3,098,813
AFLAC, Inc.                                                                                         36,450             1,667,952
Chubb Corp.                                                                                         71,860             3,733,846
Endurance Specialty Holdings Ltd.                                                                   40,240             1,418,862
Genworth Financial, Inc., "A"                                                                      163,660             5,729,737
MetLife, Inc.                                                                                       98,210             5,566,543
PartnerRe Ltd. (l)                                                                                  33,270             2,248,054
                                                                                                                    ------------
                                                                                                                    $ 23,463,807
                                                                                                                    ------------
INTERNET - 1.3%
Google, Inc., "A" (a)                                                                               10,790          $  4,336,501
                                                                                                                    ------------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc. (a)                                                                           82,990          $  4,620,883
                                                                                                                    ------------
MACHINERY & TOOLS - 2.2%
Deere & Co.                                                                                         67,400          $  5,655,534
Precision Castparts Corp.                                                                           28,180             1,779,849
                                                                                                                    ------------
                                                                                                                    $  7,435,383
                                                                                                                    ------------
MAJOR BANKS - 6.2%
Bank of America Corp.                                                                               95,820          $  5,133,077
Bank of New York Co., Inc.                                                                         183,640             6,475,146
JPMorgan Chase & Co.                                                                               120,550             5,661,028
PNC Financial Services Group, Inc.                                                                  53,540             3,878,438
                                                                                                                    ------------
                                                                                                                    $ 21,147,689
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
DaVita, Inc. (a)                                                                                    28,710          $  1,661,448
                                                                                                                    ------------
MEDICAL EQUIPMENT - 1.0%
Boston Scientific Corp. (a)                                                                        228,830          $  3,384,396
                                                                                                                    ------------
METALS & MINING - 1.1%
BHP Billiton PLC                                                                                   218,790          $  3,775,574
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 1.6%
Williams Cos., Inc.                                                                                229,750          $  5,484,132
                                                                                                                    ------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (a)                                                                            198,890          $  4,574,470
                                                                                                                    ------------
OIL SERVICES - 2.9%
GlobalSantaFe Corp.                                                                                 92,865          $  4,642,321
Transocean, Inc. (a)                                                                                71,620             5,244,733
                                                                                                                    ------------
                                                                                                                    $  9,887,054
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.1%
American Express Co.                                                                               117,680          $  6,599,494
SLM Corp.                                                                                           76,190             3,960,356
                                                                                                                    ------------
                                                                                                                    $ 10,559,850
                                                                                                                    ------------
PHARMACEUTICALS - 6.4%
Eli Lilly & Co.                                                                                     98,430          $  5,610,510
Endo Pharmaceuticals Holdings, Inc. (a)                                                            127,490             4,149,799
Johnson & Johnson                                                                                  109,700             7,123,918
Wyeth                                                                                               98,840             5,025,026
                                                                                                                    ------------
                                                                                                                    $ 21,909,253
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.7%
Burlington Northern Santa Fe Corp.                                                                  32,020          $  2,351,549
                                                                                                                    ------------
REAL ESTATE - 0.2%
Global Signal, Inc., REIT                                                                           14,560          $    736,445
                                                                                                                    ------------
RESTAURANTS - 0.5%
YUM! Brands, Inc.                                                                                   32,990          $  1,717,129
                                                                                                                    ------------
SPECIALTY CHEMICALS - 1.6%
Praxair, Inc.                                                                                       90,850          $  5,374,686
                                                                                                                    ------------
SPECIALTY STORES - 0.6%
Chico's FAS, Inc. (a)(l)                                                                            98,200          $  2,114,246
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
Dobson Communications Corp. (a)                                                                    168,080          $  1,179,922
Rogers Communications, Inc., "B"                                                                    43,430             2,377,704
                                                                                                                    ------------
                                                                                                                    $  3,557,626
                                                                                                                    ------------
TELEPHONE SERVICES - 3.0%
American Tower Corp., "A" (a)                                                                       36,500          $  1,332,250
AT&T, Inc.                                                                                         117,760             3,834,266
TELUS Corp. (non-voting shares)                                                                     91,010             5,096,593
                                                                                                                    ------------
                                                                                                                    $ 10,263,109
                                                                                                                    ------------
TOBACCO - 3.5%
Altria Group, Inc.                                                                                 154,680          $ 11,840,754
                                                                                                                    ------------
TRUCKING - 0.7%
FedEx Corp.                                                                                         21,250          $  2,309,450
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 2.1%
FPL Group, Inc.                                                                                     75,500          $  3,397,500
NRG Energy, Inc. (a)                                                                                87,400             3,959,220
                                                                                                                    ------------
                                                                                                                       7,356,720
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $335,581,649
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 1.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 4,653,247          $  4,653,247
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $340,234,896
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                  1,282,243
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $341,517,139
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.

The following abbreviation is used in this report and is defined:
REIT        Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $320,592,129
                                                                   ============
Gross unrealized appreciation                                      $ 29,777,804
Gross unrealized depreciation                                       (10,135,037)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 19,642,767
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Total Return Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Total Return Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 59.3%
AEROSPACE - 2.0%
Lockheed Martin Corp.                                                                              236,840         $   20,382,450
Northrop Grumman Corp.                                                                             138,030              9,395,702
United Technologies Corp.                                                                          184,510             11,688,709
                                                                                                                   --------------
                                                                                                                   $   41,466,861
                                                                                                                   --------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                                         413,722         $    7,305,923
Molson Coors Brewing Co. (l)                                                                        40,720              2,805,608
                                                                                                                   --------------
                                                                                                                   $   10,111,531
                                                                                                                   --------------
APPAREL MANUFACTURERS - 0.4%
Hanesbrands, Inc. (a)                                                                               14,166         $      318,877
NIKE, Inc., "B"                                                                                     84,870              7,436,309
                                                                                                                   --------------
                                                                                                                   $    7,755,186
                                                                                                                   --------------
AUTOMOTIVE - 0.2%
Johnson Controls, Inc.                                                                              61,300         $    4,397,662
                                                                                                                   --------------
BIOTECHNOLOGY - 0.6%
Amgen, Inc. (a)                                                                                    148,310         $   10,608,614
Millipore Corp. (a)                                                                                 16,900              1,035,970
                                                                                                                   --------------
                                                                                                                   $   11,644,584
                                                                                                                   --------------
BROADCASTING - 1.1%
CBS Corp., "B"                                                                                     373,584         $   10,523,861
E. W. Scripps Co., "A"                                                                              66,750              3,199,328
Time Warner, Inc.                                                                                   99,800              1,819,354
Viacom, Inc., "B" (a)                                                                              141,100              5,246,098
Walt Disney Co.                                                                                     52,290              1,616,284
WPP Group PLC                                                                                       86,600              1,073,002
                                                                                                                   --------------
                                                                                                                   $   23,477,927
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 3.4%
Franklin Resources, Inc.                                                                            62,220         $    6,579,765
Goldman Sachs Group, Inc.                                                                           80,840             13,675,703
KKR Private Equity Investments LP, IEU (a)                                                          75,810              1,610,963
Lehman Brothers Holdings, Inc.                                                                     121,280              8,957,741
Mellon Financial Corp.                                                                             688,560             26,922,696
Merrill Lynch & Co., Inc.                                                                           90,250              7,059,355
Morgan Stanley                                                                                      77,230              5,630,839
                                                                                                                   --------------
                                                                                                                   $   70,437,062
                                                                                                                   --------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A"                                                                                159,290         $    5,051,086
                                                                                                                   --------------
CHEMICALS - 1.2%
3M Co.                                                                                              56,070         $    4,172,729
Dow Chemical Co.                                                                                    77,630              3,026,017
Nalco Holding Co. (a)                                                                              255,850              4,738,342
PPG Industries, Inc.                                                                               129,710              8,700,947
Syngenta AG                                                                                         30,050              4,531,950
                                                                                                                   --------------
                                                                                                                   $   25,169,985
                                                                                                                   --------------
COMPUTER SOFTWARE - 1.7%
Compuware Corp. (a)                                                                              1,644,010         $   12,806,838
Oracle Corp. (a)                                                                                   364,260              6,461,972
Symantec Corp. (a)                                                                                 738,040             15,705,491
                                                                                                                   --------------
                                                                                                                   $   34,974,301
                                                                                                                   --------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
Hewlett-Packard Co.                                                                                165,550         $    6,074,030
                                                                                                                   --------------
CONSTRUCTION - 1.3%
Masco Corp.                                                                                        883,150         $   24,215,973
Sherwin-Williams Co.                                                                                34,500              1,924,410
                                                                                                                   --------------
                                                                                                                   $   26,140,383
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.6%
Alberto-Culver Co.                                                                                  79,900         $    4,042,141
Estee Lauder Cos., Inc., "A"                                                                       203,910              8,223,690
                                                                                                                   --------------
                                                                                                                   $   12,265,831
                                                                                                                   --------------
CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)                                                                         1,027,950         $   15,850,989
Smurfit-Stone Container Corp. (a)                                                                   73,500                823,200
                                                                                                                   --------------
                                                                                                                   $   16,674,189
                                                                                                                   --------------
ELECTRICAL EQUIPMENT - 2.4%
Cooper Industries Ltd., "A"                                                                         29,600         $    2,522,512
General Electric Co.                                                                               376,260             13,281,978
Rockwell Automation, Inc.                                                                           47,200              2,742,320
Tyco International Ltd.                                                                            906,550             25,374,335
W.W. Grainger, Inc.                                                                                 73,430              4,921,279
                                                                                                                   --------------
                                                                                                                   $   48,842,424
                                                                                                                   --------------
ELECTRONICS - 0.5%
Analog Devices, Inc.                                                                                41,500         $    1,219,685
Applied Materials, Inc.                                                                             45,100                799,623
Intel Corp.                                                                                        370,450              7,620,157
                                                                                                                   --------------
                                                                                                                   $    9,639,465
                                                                                                                   --------------
ENERGY - INDEPENDENT - 1.9%
Apache Corp.                                                                                       267,850         $   16,928,120
Devon Energy Corp.                                                                                 319,850             20,198,528
EOG Resources, Inc.                                                                                 41,220              2,681,361
                                                                                                                   --------------
                                                                                                                   $   39,808,009
                                                                                                                   --------------
ENERGY - INTEGRATED - 3.5%
BP PLC, ADR                                                                                         49,670         $    3,257,359
Chevron Corp.                                                                                      112,067              7,268,666
ConocoPhillips                                                                                     125,100              7,447,203
Exxon Mobil Corp.                                                                                  443,386             29,751,201
Hess Corp. (l)                                                                                     279,420             11,573,576
TOTAL S.A., ADR                                                                                    205,740             13,566,496
                                                                                                                   --------------
                                                                                                                   $   72,864,501
                                                                                                                   --------------
FOOD & BEVERAGES - 1.5%
Coca-Cola Co.                                                                                       91,110         $    4,070,795
General Mills, Inc.                                                                                 36,580              2,070,428
Kellogg Co.                                                                                        168,580              8,348,082
Nestle S.A.                                                                                         19,631              6,844,281
PepsiCo, Inc.                                                                                       83,630              5,457,694
Sara Lee Corp.                                                                                     113,330              1,821,213
Tyson Foods, Inc., "A"                                                                             151,300              2,402,644
                                                                                                                   --------------
                                                                                                                   $   31,015,137
                                                                                                                   --------------
FOOD & DRUG STORES - 0.1%
Kroger Co.                                                                                          84,450         $    1,954,173
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc. (l)                                                                                  362,450         $    7,455,597
International Paper Co.                                                                             61,010              2,112,776
MeadWestvaco Corp. (l)                                                                             112,640              2,986,086
                                                                                                                   --------------
                                                                                                                   $   12,554,459
                                                                                                                   --------------
GENERAL MERCHANDISE - 1.4%
Federated Department Stores, Inc.                                                                  242,730         $   10,488,363
Saks, Inc. (l)                                                                                     703,760             12,160,973
Wal-Mart Stores, Inc.                                                                              138,710              6,841,177
                                                                                                                   --------------
                                                                                                                   $   29,490,513
                                                                                                                   --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
CIGNA Corp.                                                                                         18,040         $    2,098,413
WellPoint, Inc. (a)                                                                                 78,550              6,052,278
                                                                                                                   --------------
                                                                                                                   $    8,150,691
                                                                                                                   --------------
INSURANCE - 5.1%
Ace Ltd.                                                                                            61,260         $    3,352,760
AFLAC, Inc.                                                                                        106,230              4,861,085
Allstate Corp.                                                                                     447,210             28,053,483
Chubb Corp.                                                                                         52,150              2,709,714
Conseco, Inc. (a)(l)                                                                               600,020             12,594,420
Genworth Financial, Inc., "A"                                                                      467,270             16,359,123
Hartford Financial Services Group, Inc.                                                            114,360              9,920,730
MetLife, Inc.                                                                                      216,040             12,245,147
Safeco Corp.                                                                                        51,950              3,061,414
St. Paul Travelers Cos., Inc.                                                                      248,970             11,674,203
                                                                                                                   --------------
                                                                                                                   $  104,832,079
                                                                                                                   --------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                                        72,180         $    1,642,095
Mattel, Inc.                                                                                       355,210              6,997,637
                                                                                                                   --------------
                                                                                                                   $    8,639,732
                                                                                                                   --------------
MACHINERY & TOOLS - 0.7%
Deere & Co.                                                                                        167,400         $   14,046,534
Finning International, Inc. (n)                                                                      4,940                165,322
Illinois Tool Works, Inc.                                                                           18,520                831,548
                                                                                                                   --------------
                                                                                                                   $   15,043,404
                                                                                                                   --------------
MAJOR BANKS - 6.2%
Bank of America Corp.                                                                              964,350         $   51,660,230
Bank of New York Co., Inc.                                                                         352,500             12,429,150
JPMorgan Chase & Co.                                                                               676,052             31,747,402
PNC Financial Services Group, Inc.                                                                 239,280             17,333,443
SunTrust Banks, Inc.                                                                               180,320             13,935,130
Wells Fargo & Co.                                                                                   38,420              1,390,036
                                                                                                                   --------------
                                                                                                                   $  128,495,391
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Tenet Healthcare Corp. (a)(l)                                                                      743,030         $    6,048,264
                                                                                                                   --------------
MEDICAL EQUIPMENT - 0.6%
Boston Scientific Corp. (a)                                                                        193,950         $    2,868,521
Pall Corp.                                                                                         294,190              9,063,994
                                                                                                                   --------------
                                                                                                                   $   11,932,515
                                                                                                                   --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                                   134,750         $    2,325,328
                                                                                                                   --------------
NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp.                                                                                       24,250         $    1,982,923
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.4%
Williams Cos., Inc.                                                                                385,050         $    9,191,144
                                                                                                                   --------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (a)                                                                            359,570         $    8,270,110
Nortel Networks Corp. (a)                                                                        8,239,090             18,949,907
                                                                                                                   --------------
                                                                                                                   $   27,220,017
                                                                                                                   --------------
OIL SERVICES - 0.8%
GlobalSantaFe Corp.                                                                                174,530         $    8,724,755
Noble Corp.                                                                                        108,680              6,975,082
                                                                                                                   --------------
                                                                                                                   $   15,699,837
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.1%
American Express Co.                                                                               127,890         $    7,172,071
Capital One Financial Corp. (l)                                                                     74,620              5,869,609
Citigroup, Inc.                                                                                    464,123             23,052,989
Countrywide Financial Corp.                                                                        131,810              4,618,622
Fannie Mae                                                                                         175,510              9,812,764
Freddie Mac                                                                                         31,370              2,080,772
New York Community Bancorp, Inc. (l)                                                               161,800              2,650,284
UBS AG                                                                                              94,394              5,646,053
UBS AG                                                                                              58,400              3,463,704
                                                                                                                   --------------
                                                                                                                   $   64,366,868
                                                                                                                   --------------
PHARMACEUTICALS - 4.1%
Abbott Laboratories                                                                                 50,980         $    2,475,589
Eli Lilly & Co.                                                                                    160,550              9,151,350
Johnson & Johnson                                                                                  347,970             22,597,172
Merck & Co., Inc.                                                                                  474,930             19,899,567
Warner Chilcott Ltd., "A" (a)                                                                       90,700              1,206,310
Wyeth                                                                                              603,910             30,702,784
                                                                                                                   --------------
                                                                                                                   $   86,032,772
                                                                                                                   --------------
PRINTING & PUBLISHING - 0.8%
New York Times Co., "A" (l)                                                                        706,460         $   16,234,451
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp.                                                                  93,780         $    6,887,203
Norfolk Southern Corp.                                                                             126,340              5,565,277
                                                                                                                   --------------
                                                                                                                   $   12,452,480
                                                                                                                   --------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc.                                                                      78,070         $    5,181,506
Praxair, Inc.                                                                                       45,370              2,684,089
                                                                                                                   --------------
                                                                                                                   $    7,865,595
                                                                                                                   --------------
SPECIALTY STORES - 0.6%
Home Depot, Inc.                                                                                   118,460         $    4,296,544
OfficeMax, Inc.                                                                                    226,870              9,242,684
                                                                                                                   --------------
                                                                                                                   $   13,539,228
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Vodafone Group PLC, ADR                                                                            159,607         $    3,648,616
                                                                                                                   --------------
TELEPHONE SERVICES - 2.4%
AT&T, Inc.                                                                                         251,006         $    8,172,755
Embarq Corp.                                                                                        83,309              4,029,656
Sprint Nextel Corp.                                                                                542,080              9,296,672
TELUS Corp.                                                                                         80,030              4,503,186
Verizon Communications, Inc.                                                                       660,290             24,516,568
                                                                                                                   --------------
                                                                                                                   $   50,518,837
                                                                                                                   --------------
TOBACCO - 1.7%
Altria Group, Inc.                                                                                 449,300         $   34,393,915
                                                                                                                   --------------
TRUCKING - 0.0%
Con-way, Inc. (l)                                                                                    6,900         $      309,258
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 2.8%
Dominion Resources, Inc.                                                                           163,710         $   12,522,178
Edison International                                                                                71,640              2,983,090
Entergy Corp.                                                                                       21,260              1,663,170
Exelon Corp.                                                                                        65,370              3,957,500
FirstEnergy Corp.                                                                                   54,830              3,062,804
FPL Group, Inc.                                                                                    604,210             27,189,450
NRG Energy, Inc. (a)                                                                                66,100              2,994,330
PPL Corp.                                                                                           41,430              1,363,047
Public Service Enterprise Group, Inc.                                                               14,750                902,553
TXU Corp.                                                                                           40,620              2,539,562
                                                                                                                   --------------
                                                                                                                   $   59,177,684
                                                                                                                   --------------
    TOTAL COMMON STOCKS                                                                                            $1,229,910,328
                                                                                                                   --------------
BONDS - 38.8%
AEROSPACE - 0.1%
Boeing Capital Corp., 6.5%, 2012                                                              $  2,734,000         $    2,899,106
                                                                                                                   --------------
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                                  $    490,000         $      689,031
                                                                                                                   --------------
ASSET BACKED & SECURITIZED - 3.2%
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                         $     63,733         $       63,697
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                     2,050,000              1,982,325
Banc of America Commercial Mortgage, Inc., FRN, 5.3538%, 2047                                      776,389                769,856
Banc of America Commercial Mortgage, Inc., FRN, 5.3538%, 2047                                    1,000,000                993,905
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1281%, 2040 (z)                          1,850,000              1,849,992
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                             1,220,816              1,203,029
Blackrock Capital Finance LP, 7.75%, 2026 (n)                                                      217,162                214,990
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                           406,633                417,110
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044                              570,000                569,426
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                            81,000                 80,273
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                         1,298,000              1,287,633
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2036                                         1,120,000              1,125,727
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                         49,053                 48,310
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                            1,449,204              1,458,804
CRIIMI MAE CMBS Corp., 6.701%, 2030 (n)                                                            661,483                661,227
CRIIMI MAE Commercial Mortgage Trust, 7%, 2030 (n)                                                 875,552                879,229
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                          1,035,661              1,046,430
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                        421,198                432,678
GE Commercial Mortgage Corp., FRN, 5.5185%, 2044                                                 1,330,000              1,330,524
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                                1,316,000              1,328,110
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                         1,644,482              1,602,490
Greenwich Capital Commercial Funding Corp., FRN, 6.1101%, 2016                                   1,225,000              1,282,006
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                      625,465                625,823
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                    1,532,847              1,519,156
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                 1,620,000              1,552,328
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)                             1,203,050              1,204,746
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3813%, 2041                          1,985,000              1,978,503
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.4722%, 2043                          2,290,000              2,289,781
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                           2,350,000              2,435,872
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                           2,097,327              2,053,525
Lehman Brothers/UBS Commercial Mortgage Trust, 5.934%, 2011                                        638,518                639,737
Merrill Lynch Mortgage Trust, FRN, 5.8441%, 2039                                                 2,245,000              2,303,953
Merrill Lynch Mortgage Trust, FRN, 5.4405%, 2044                                                 1,029,000              1,025,864
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.6691%, 2039                          1,140,000              1,153,246
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                       859,244                848,745
Morgan Stanley Capital I, Inc., FRN, 0.7247%, 2030 (i)(n)                                       62,464,139                887,016
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                 398,248                405,986
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                            978,423                963,393
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                               22,742                 22,667
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                      931,000                911,545
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                  1,405,000              1,398,123
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                       1,709,341              1,698,123
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              3,279,080              3,240,370
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                            2,050,000              1,991,981
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                             2,500,000              2,387,138
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       2,000,000              1,935,568
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       2,033,724              1,994,448
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                                      1,432,000              1,420,842
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                      1,744,000              1,740,675
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1641%, 2045 (n)                                  1,660,000              1,737,688
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                       1,710,000              1,759,002
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                       2,205,000              2,214,987
                                                                                                                   --------------
                                                                                                                   $   66,968,602
                                                                                                                   --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                                            $  1,608,000         $    1,571,346
                                                                                                                   --------------
BROADCASTING - 0.1%
Clear Channel Communications, Inc., 6.25%, 2011                                               $  1,230,000         $    1,233,769
News America Holdings, 8.5%, 2025                                                                  994,000              1,172,063
News America, Inc., 6.2%, 2034                                                                     476,000                454,640
                                                                                                                   --------------
                                                                                                                   $    2,860,472
                                                                                                                   --------------
BROKERAGE & ASSET MANAGERS - 0.5%
Goldman Sachs Group, Inc., 5.7%, 2012                                                         $  1,568,000         $    1,594,667
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      1,405,000              1,433,262
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                         342,000                340,737
Merrill Lynch & Co., Inc., 5.45%, 2014                                                           2,012,000              2,014,923
Merrill Lynch & Co., Inc., 6.05%, 2016                                                           1,388,000              1,435,285
Morgan Stanley Group, Inc., 6.75%, 2011                                                          1,530,000              1,617,571
Morgan Stanley Group, Inc., 4.75%, 2014                                                          1,168,000              1,110,745
                                                                                                                   --------------
                                                                                                                   $    9,547,190
                                                                                                                   --------------
BUILDING - 0.2%
CRH America, Inc., 6.95%, 2012                                                                $  1,847,000         $    1,947,486
Hanson PLC, 6.125%, 2016                                                                         1,990,000              2,003,283
Lafarge S.A., 6.5%, 2016                                                                           804,000                830,741
                                                                                                                   --------------
                                                                                                                   $    4,781,510
                                                                                                                   --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                               $  1,519,000         $    1,531,081
                                                                                                                   --------------
CABLE TV - 0.3%
Cox Communications, Inc., 4.625%, 2013                                                        $  1,624,000              1,509,514
TCI Communications Financing III, 9.65%, 2027                                                    4,805,000              5,103,001
                                                                                                                   --------------
                                                                                                                   $    6,612,515
                                                                                                                   --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                                  $  1,780,000         $    1,887,220
                                                                                                                   --------------
CONSUMER GOODS & SERVICES - 0.1%
Fortune Brands, Inc., 5.125%, 2011                                                            $  1,671,000         $    1,641,012
                                                                                                                   --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                    $    753,000         $      720,467
Raytheon Co., 6.15%, 2008                                                                        1,077,000              1,095,578
                                                                                                                   --------------
                                                                                                                   $    1,816,045
                                                                                                                   --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust, 8.625%, 2022                                              $    316,000         $      379,516
                                                                                                                   --------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                                                 $    981,000         $      932,164
United Mexican States, 6.375%, 2013                                                              1,147,000              1,206,071
United Mexican States, 6.625%, 2015                                                                 97,000                103,063
United Mexican States, 5.625%, 2017                                                              1,014,000              1,001,832
United Mexican States, 7.5%, 2033                                                                  885,000              1,020,848
                                                                                                                   --------------
                                                                                                                   $    4,263,978
                                                                                                                   --------------
ENERGY - INDEPENDENT - 0.4%
Anadarko Petroleum Corp., 5.95%, 2016                                                         $    910,000         $      920,873
Nexen, Inc., 5.875%, 2035                                                                        1,200,000              1,144,122
Ocean Energy, Inc., 7.25%, 2011                                                                  2,246,000              2,413,520
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (z)                                      1,130,000              1,135,435
XTO Energy, Inc., 5.65%, 2016                                                                    2,120,000              2,103,116
                                                                                                                   --------------
                                                                                                                   $    7,717,066
                                                                                                                   --------------
ENTERTAINMENT - 0.2%
Walt Disney Co., 6.375%, 2012                                                                 $  1,957,000         $    2,055,478
Walt Disney Co., 5.625%, 2016                                                                    1,388,000              1,397,914
                                                                                                                   --------------
                                                                                                                   $    3,453,392
                                                                                                                   --------------
FINANCIAL INSTITUTIONS - 0.4%
American Express Co., 5.5%, 2016                                                              $  2,360,000         $    2,369,357
Capital One Financial Co., 6.15%, 2016                                                           1,540,000              1,558,269
Countrywide Financial Corp., 6.25%, 2016                                                         1,892,000              1,920,157
General Electric Capital Corp., 8.75%, 2007                                                        904,000                922,919
General Electric Capital Corp., 5.45%, 2013                                                        179,000                181,186
HSBC Finance Corp., 5.25%, 2011                                                                  1,510,000              1,510,358
                                                                                                                   --------------
                                                                                                                   $    8,462,246
                                                                                                                   --------------
FOOD & BEVERAGES - 0.4%
Cadbury Schweppes PLC, 5.125%, 2013 (n)                                                       $  2,689,000         $    2,606,843
Diageo Finance B.V., 5.5%, 2013                                                                  2,100,000              2,102,783
Miller Brewing Co., 5.5%, 2013  (n)                                                              2,985,000              2,956,863
                                                                                                                   --------------
                                                                                                                   $    7,666,489
                                                                                                                   --------------
FOOD & DRUG STORES - 0.0%
CVS Corp., 5.75%, 2011                                                                        $    830,000         $      840,804
                                                                                                                   --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                                $    724,000         $      677,867
                                                                                                                   --------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016                                                      $  1,892,000         $    1,926,266
                                                                                                                   --------------
INSURANCE - 0.4%
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                          $  2,804,000         $    2,838,621
American International Group, 4.25%, 2013                                                          853,000                800,979
American International Group, 5.05%, 2015                                                        1,650,000              1,608,037
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      2,555,000              2,521,218
MetLife, Inc., 6.5%, 2032                                                                          578,000                621,767
                                                                                                                   --------------
                                                                                                                   $    8,390,622
                                                                                                                   --------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
Allstate Corp., 6.125%, 2032                                                                  $  1,617,000         $    1,646,743
Fund American Cos., Inc., 5.875%, 2013                                                           1,110,000              1,097,150
St. Paul Travelers Cos., Inc., 5.5%, 2015                                                        1,126,000              1,111,427
                                                                                                                   --------------
                                                                                                                   $    3,855,320
                                                                                                                   --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
Hydro-Quebec, 6.3%, 2011                                                                      $  2,256,000         $    2,362,007
                                                                                                                   --------------
MAJOR BANKS - 0.7%
Bank of America Corp., 7.4%, 2011                                                             $  2,172,000         $    2,350,703
Bank of America Corp., 5.375%, 2014                                                              2,830,000              2,842,180
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                       1,476,000              1,599,769
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         1,638,000              1,651,286
Wachovia Corp., 5.25%, 2014                                                                      3,339,000              3,302,181
Wells Fargo & Co., 5.125%, 2016                                                                    378,000                370,142
Wells Fargo National Bank, 4.75%, 2015                                                           3,338,000              3,198,235
                                                                                                                   --------------
                                                                                                                   $   15,314,496
                                                                                                                   --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                                        $  1,622,000         $    1,665,836
Cardinal Health, Inc., 5.85%, 2017                                                               2,022,000              2,018,510
HCA, Inc., 8.75%, 2010                                                                             355,000                358,550
HCA, Inc., 6.95%, 2012                                                                           1,390,000              1,217,988
                                                                                                                   --------------
                                                                                                                   $    5,260,884
                                                                                                                   --------------
MORTGAGE BACKED - 14.1%
Fannie Mae, 5.722%, 2009                                                                      $  4,455,000         $    4,475,708
Fannie Mae, 4.01%, 2013                                                                            193,128                181,483
Fannie Mae, 4.519%, 2014                                                                         1,723,813              1,659,698
Fannie Mae, 4.63%, 2014                                                                            481,343                465,350
Fannie Mae, 4.848%, 2014                                                                           962,906                944,366
Fannie Mae, 4.76%, 2015                                                                            357,497                347,559
Fannie Mae, 4.925%, 2015                                                                         2,830,955              2,785,681
Fannie Mae, 5.5%, 2016 - 2036                                                                   95,473,225             94,437,071
Fannie Mae, 6%, 2017 - 2036                                                                     35,881,964             36,192,583
Fannie Mae, 4.5%, 2018 - 2035                                                                   10,955,817             10,482,024
Fannie Mae, 5%, 2018 - 2035                                                                     28,972,510             28,194,533
Fannie Mae, 7.5%, 2030 - 2031                                                                      411,692                426,293
Fannie Mae, 6.5%, 2031 - 2036                                                                   10,733,650             10,960,089
Freddie Mac, 6%, 2016 - 2036                                                                    15,475,280             15,615,707
Freddie Mac, 5%, 2017 - 2035                                                                    27,000,006             26,142,262
Freddie Mac, 4.5%, 2018 - 2035                                                                  11,210,221             10,775,891
Freddie Mac, 5.5%, 2019 - 2036                                                                  26,547,827             26,298,229
Freddie Mac, 6.5%, 2034                                                                          2,912,424              2,969,695
Ginnie Mae, 4.5%, 2033 - 2034                                                                    1,801,787              1,687,013
Ginnie Mae, 5%, 2033 - 2034                                                                      1,977,619              1,922,116
Ginnie Mae, 5.5%, 2033 - 2035                                                                    8,974,098              8,920,327
Ginnie Mae, 6%, 2033 - 2035                                                                      5,622,321              5,696,583
Ginnie Mae, 6.5%, 2035 - 2036                                                                    1,142,177              1,168,705
                                                                                                                   --------------
                                                                                                                   $  292,748,966
                                                                                                                   --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                              $    815,000         $      907,121
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                      740,000                770,997
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                     956,000                908,706
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                       804,000                881,486
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                      590,000                673,072
                                                                                                                   --------------
                                                                                                                   $    4,141,382
                                                                                                                   --------------
NETWORK & TELECOM - 0.4%
AT&T, Inc., 6.15%, 2034                                                                       $    700,000         $      677,679
BellSouth Corp., 6.55%, 2034                                                                     1,472,000              1,474,436
Telecom Italia Capital, 5.25%, 2013                                                                752,000                712,054
Telecom Italia Capital, 6%, 2034                                                                   435,000                388,915
Telefonica Europe B.V., 7.75%, 2010                                                                750,000                809,692
Verizon New York, Inc., 6.875%, 2012                                                             4,213,000              4,393,472
                                                                                                                   --------------
                                                                                                                   $    8,456,248
                                                                                                                   --------------
OIL SERVICES - 0.1%
Halliburton Co., 5.5%, 2010                                                                   $  1,071,000         $    1,077,504
                                                                                                                   --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                                             $  1,193,000         $    1,270,079
                                                                                                                   --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.3%
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (n)                                             $  1,550,000         $    1,658,573
Citigroup, Inc., 5%, 2014                                                                        3,482,000              3,392,429
Credit Suisse (USA), Inc., 4.125%, 2010                                                          1,530,000              1,481,158
Credit Suisse (USA), Inc., 4.875%, 2010                                                          1,292,000              1,276,729
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                           977,000                991,212
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                2,140,000              2,158,438
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                               135,000                141,759
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                  1,019,000                970,808
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                1,490,000              1,508,862
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                           3,128,000              3,195,214
UBS AG, 5.875%, 2016                                                                             1,610,000              1,657,036
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       2,140,000              2,211,690
UFJ Finance Aruba AEC, 6.75%, 2013                                                               1,624,000              1,738,016
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                              1,509,000              1,704,339
Woori Bank, 6.125% to 2011, FRN to 2016  (n)                                                     2,715,000              2,769,208
                                                                                                                   --------------
                                                                                                                   $   26,855,471
                                                                                                                   --------------
PHARMACEUTICALS - 0.2%
Allergan, Inc., 5.75%, 2016 (n)                                                               $  1,720,000         $    1,745,107
Wyeth, 5.5%, 2013                                                                                1,683,000              1,690,754
                                                                                                                   --------------
                                                                                                                   $    3,435,861
                                                                                                                   --------------
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc., 7%, 2028                                                            $    972,000         $    1,064,117
Waste Management, Inc., 7.375%, 2010                                                             1,341,000              1,437,340
                                                                                                                   --------------
                                                                                                                   $    2,501,457
                                                                                                                   --------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                                        $    450,000         $      474,806
Union Pacific Corp., 6.125%, 2012                                                                  507,000                524,985
                                                                                                                   --------------
                                                                                                                   $      999,791
                                                                                                                   --------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015                                                       $    369,000         $      352,068
EOP Operating LP, 6.8%, 2009                                                                     1,238,000              1,275,154
HRPT Properties Trust, REIT, 6.25%, 2016                                                         1,590,000              1,637,132
ProLogis, REIT, 5.75%, 2016                                                                      1,992,000              1,996,998
Simon Property Group LP, REIT, 6.375%, 2007                                                      1,069,000              1,078,237
Simon Property Group LP, REIT, 5.1%, 2015                                                        1,070,000              1,030,644
Vornado Realty Trust, REIT, 5.625%, 2007                                                         3,304,000              3,300,792
Vornado Realty Trust, REIT, 4.75%, 2010                                                            189,000                183,497
                                                                                                                   --------------
                                                                                                                   $   10,854,522
                                                                                                                   --------------
RETAILERS - 0.4%
Home Depot, Inc., 5.4%, 2016                                                                  $  2,051,000         $    2,037,465
Limited Brands, Inc., 5.25%, 2014                                                                1,886,000              1,787,175
May Department Stores Co., 5.75%, 2014                                                           1,750,000              1,722,312
Wal-Mart Stores, Inc., 5.25%, 2035                                                               2,241,000              2,095,799
                                                                                                                   --------------
                                                                                                                   $    7,642,751
                                                                                                                   --------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011                                                             $    693,000         $      726,149
                                                                                                                   --------------
U.S. GOVERNMENT AGENCIES - 2.4%
Aid-Egypt, 4.45%, 2015                                                                        $  1,662,000         $    1,600,424
Fannie Mae, 3%, 2007                                                                             3,350,000              3,318,399
Fannie Mae, 5.25%, 2007                                                                         12,269,000             12,265,528
Fannie Mae, 6.625%, 2009 - 2010                                                                 13,027,000             13,768,192
Fannie Mae, 6%, 2011                                                                             1,539,000              1,607,726
Federal Home Loan Bank, 3.9%, 2008                                                               1,240,000              1,221,204
Freddie Mac, 3.75%, 2006                                                                         2,198,000              2,193,758
Small Business Administration, 4.35%, 2023                                                         360,514                344,415
Small Business Administration, 4.77%, 2024                                                       1,027,072              1,002,742
Small Business Administration, 4.99%, 2024                                                       1,389,480              1,370,669
Small Business Administration, 5.18%, 2024                                                       1,691,586              1,688,444
Small Business Administration, 5.52%, 2024                                                       2,456,674              2,488,507
Small Business Administration, 4.95%, 2025                                                       1,133,295              1,119,651
Small Business Administration, 5.09%, 2025                                                       1,450,657              1,435,707
Small Business Administration, 5.11%, 2025                                                       2,963,300              2,936,473
Small Business Administration, 5.39%, 2025                                                       1,084,965              1,091,477
                                                                                                                   --------------
                                                                                                                   $   49,453,316
                                                                                                                   --------------
U.S. TREASURY OBLIGATIONS - 9.5%
U.S. Treasury Bonds, 10.375%, 2012                                                            $  1,482,000         $    1,569,414
U.S. Treasury Bonds, 8%, 2021                                                                      320,000                428,100
U.S. Treasury Bonds, 6.25%, 2023                                                                10,742,000             12,471,634
U.S. Treasury Bonds, 6%, 2026                                                                    8,080,000              9,244,659
U.S. Treasury Bonds, 5.375%, 2031                                                               21,514,000             23,236,798
U.S. Treasury Bonds, 4.5%, 2036                                                                  2,481,000              2,377,302
U.S. Treasury Notes, 5.5%, 2008                                                                  7,085,000              7,152,251
U.S. Treasury Notes, 5.625%, 2008                                                               25,512,000             25,859,805
U.S. Treasury Notes, 4.75%, 2008                                                                29,887,000             29,927,856
U.S. Treasury Notes, 3.125%, 2009                                                               17,250,000             16,635,469
U.S. Treasury Notes, 6.5%, 2010                                                                 10,736,000             11,358,774
U.S. Treasury Notes, 5%, 2011                                                                   26,676,000             27,148,032
U.S. Treasury Notes, 4.375%, 2012                                                                1,778,000              1,759,455
U.S. Treasury Notes, 4%, 2012                                                                    1,910,000              1,850,015
U.S. Treasury Notes, 3.875%, 2013                                                                2,121,000              2,037,237
U.S. Treasury Notes, 4.25%, 2013                                                                 2,533,000              2,477,689
U.S. Treasury Notes, 4.75%, 2014                                                                 1,596,000              1,609,529
U.S. Treasury Notes, 4.25%, 2015                                                                   417,000                405,646
U.S. Treasury Notes, 9.875%, 2015                                                                1,920,000              2,659,125
U.S. Treasury Notes, 4.5%, 2016                                                                  1,360,000              1,346,347
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                           7,649,645              8,090,693
U.S. Treasury Notes, TIPS, 2%, 2014                                                              8,340,792              8,181,466
                                                                                                                   --------------
                                                                                                                   $  197,827,296
                                                                                                                   --------------
UTILITIES - ELECTRIC POWER - 1.1%
Dominion Resources, Inc., 5.15%, 2015                                                         $  1,515,000         $    1,455,600
Duke Capital Corp., 8%, 2019                                                                       987,000              1,146,746
Exelon Generation Co. LLC, 6.95%, 2011                                                           1,245,000              1,319,811
FirstEnergy Corp., 6.45%, 2011                                                                   2,246,000              2,342,973
MidAmerican Energy Holdings Co., 3.5%, 2008                                                      1,030,000              1,001,345
MidAmerican Energy Holdings Co., 5.875%, 2012                                                      535,000                544,765
MidAmerican Funding LLC, 6.927%, 2029                                                            2,762,000              3,086,052
Northeast Utilities, 8.58%, 2006                                                                   349,680                350,124
Oncor Electric Delivery Co., 7%, 2022                                                            1,582,000              1,714,420
Pacific Gas & Electric Co., 4.8%, 2014                                                             425,000                409,001
Progress Energy, Inc., 7.1%, 2011                                                                2,309,000              2,475,112
PSEG Power LLC, 6.95%, 2012                                                                        697,000                739,289
PSEG Power LLC, 5.5%, 2015                                                                         911,000                891,525
System Energy Resources, Inc., 5.129%, 2014 (n)                                                    913,073                893,068
TXU Energy Co., 7%, 2013                                                                         1,575,000              1,653,574
Waterford 3 Funding Corp., 8.09%, 2017                                                           2,049,738              2,113,710
                                                                                                                   --------------
                                                                                                                   $   22,137,115
                                                                                                                   --------------
    TOTAL BONDS                                                                                                    $  803,503,991
                                                                                                                   --------------
SHORT-TERM OBLIGATIONS - 1.0%
New Center Asset Trust, 5.35%, due 10/02/06 (y)                                               $ 20,288,000         $   20,284,985
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LOANED - 1.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                              $ 36,145,557         $   36,145,557
                                                                                                                   --------------
    TOTAL INVESTMENTS (k)                                                                                          $2,089,844,861
                                                                                                                   --------------
OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                                               (16,180,404)
                                                                                                                   --------------
    NET ASSETS - 100.0%                                                                                            $2,073,664,457
                                                                                                                   ==============

(a)   Non-income producing security.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $795,073,493 and 38.04% of market value. An independent pricing service provided an evaluated bid for 37.96% of the market value.
(l)   All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,089,816, representing 1.4% of net assets.
(y)   The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                         ACQUISITION       ACQUISITION           CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                        DATE              COST            MARKET VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.1281%, 2040                                   3/1/06          $1,850,000          $1,849,992
CPS Auto Receivables Trust, 2.89%, 2009                     3/27/03             49,053              48,310
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.44%, 2045                               9/22/06          1,209,053           1,204,746
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 2016                                                9/20/06          1,130,000           1,135,435
Spirit Master Funding LLC, 5.05%, 2023                      10/4/05          1,687,306           1,698,123
                                                                                               ------------------------------
Total Restricted Securities                                                                     $5,936,606            0.3%
                                                                                               ==============================

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU         International Equity Unit
REIT        Real Estate Investment Trust
TIPS        Treasury Inflation Protected Security

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TOTAL RETURN SERIES

SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $1,923,025,327
                                                                 ==============
Gross unrealized appreciation                                    $  208,644,155
Gross unrealized depreciation                                       (41,824,621)
                                                                 --------------
      Net unrealized appreciation (depreciation)                 $  166,819,534
                                                                 ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Utilities Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Utilities Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 93.3%
BROADCASTING - 4.3%
Citadel Broadcasting Corp. (l)                                                                     189,700          $  1,783,180
Grupo Televisa S.A., ADR                                                                           373,400             7,938,484
News Corp., "A"                                                                                    210,000             4,126,500
Time Warner, Inc.                                                                                   11,700               213,291
Viacom, Inc., "B" (a)                                                                              105,550             3,924,349
                                                                                                                    ------------
                                                                                                                    $ 17,985,804
                                                                                                                    ------------
CABLE TV - 0.8%
Comcast Corp., "Special A" (a)                                                                      94,100          $  3,463,821
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 0.0%
Gamesa Corp. Tecnologica S.A.                                                                        4,000          $     87,665
                                                                                                                    ------------
ENERGY - INDEPENDENT - 0.9%
CONSOL Energy, Inc.                                                                                 71,500          $  2,268,695
Devon Energy Corp.                                                                                  13,300               839,895
EOG Resources, Inc.                                                                                  3,400               221,170
Southwestern Energy Co. (a)                                                                         12,900               385,323
                                                                                                                    ------------
                                                                                                                    $  3,715,083
                                                                                                                    ------------
ENERGY - INTEGRATED - 0.6%
Chevron Corp.                                                                                       26,300          $  1,705,818
Hess Corp.                                                                                          15,100               625,442
                                                                                                                    ------------
                                                                                                                    $  2,331,260
                                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 5.5%
AGL Resources, Inc.                                                                                191,360          $  6,984,640
Equitable Resources, Inc.                                                                          340,000            11,893,200
Gaz de France                                                                                       11,600               461,966
Questar Corp.                                                                                       39,700             3,246,269
                                                                                                                    ------------
                                                                                                                    $ 22,586,075
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 5.7%
El Paso Corp.                                                                                       30,100          $    410,564
Enagas S.A.                                                                                        349,674             8,475,123
Gazprom OAO, ADR                                                                                     2,900               125,570
Williams Cos., Inc.                                                                                604,817            14,436,982
                                                                                                                    ------------
                                                                                                                    $ 23,448,239
                                                                                                                    ------------
OIL SERVICES - 3.3%
ENSCO International, Inc.                                                                           32,200          $  1,411,326
GlobalSantaFe Corp.                                                                                126,200             6,308,738
Noble Corp.                                                                                         55,200             3,542,736
Transocean, Inc. (a)                                                                                35,000             2,563,050
                                                                                                                    ------------
                                                                                                                    $ 13,825,850
                                                                                                                    ------------
REAL ESTATE - 0.2%
Global Signal, Inc., REIT                                                                           14,000          $    708,120
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 6.0%
America Movil S.A. de C.V., "L", ADR                                                               138,700          $  5,460,619
Dobson Communications Corp. (a)(l)                                                                 671,070             4,710,911
Hutchison Telecommunications International Ltd. (a)                                              1,750,000             3,095,377
Rogers Communications, Inc., "B"                                                                    82,900             4,538,605
Tim Participacoes S.A., ADR                                                                        143,700             4,002,045
Vimpel-Communications, ADR (a)(l)                                                                   37,900             2,296,361
Vodafone Group PLC                                                                                 269,202               615,959
                                                                                                                    ------------
                                                                                                                    $ 24,719,877
                                                                                                                    ------------
TELEPHONE SERVICES - 14.9%
Alltel Corp.                                                                                        32,400          $  1,798,200
AT&T, Inc.                                                                                         315,800            10,282,448
Citizens Communications Co.                                                                        133,400             1,872,936
FastWeb S.p.A. (a)                                                                                  45,629             2,068,898
France Telecom S.A.                                                                                230,020             5,280,392
Singapore Telecommunications Ltd.                                                                2,096,550             3,220,689
Telecom Argentina S.A., ADR (a)(l)                                                                 164,600             2,263,250
Telefonica S.A.                                                                                    228,600             3,963,389
Telenor A.S.A.                                                                                     435,200             5,677,900
TELUS Corp. (non-voting shares)                                                                    220,380            12,341,359
Verizon Communications, Inc.                                                                       100,000             3,713,000
Windstream Corp.                                                                                   691,055             9,115,015
                                                                                                                    ------------
                                                                                                                    $ 61,597,476
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 51.1%
AES Corp. (a)                                                                                      278,200          $  5,672,498
AES Tiete S.A., IPS                                                                            124,484,500             3,297,793
Ameren Corp.                                                                                        70,100             3,700,579
American Electric Power Co., Inc.                                                                  158,500             5,764,645
British Energy Group PLC (a)                                                                        92,800             1,008,265
Centerpoint Energy, Inc. (l)                                                                       188,200             2,695,024
CEZ AS                                                                                              83,300             2,948,623
CMS Energy Corp. (a)                                                                               606,200             8,753,528
Constellation Energy Group, Inc.                                                                   147,300             8,720,160
CPFL Energia S.A., ADR (l)                                                                          86,350             3,318,431
DPL, Inc.                                                                                           58,600             1,589,232
Duke Energy Corp.                                                                                  365,500            11,038,100
E.ON AG                                                                                             85,500            10,136,938
Edison International                                                                               368,600            15,348,504
Eletropaulo Metropolitana S.A., IPS (a)                                                         56,840,000             2,269,148
Enel S.p.A.                                                                                        428,430             3,909,603
Enersis S.A., ADR                                                                                  226,300             2,987,160
Entergy Corp.                                                                                        8,000               625,840
Entergy Corp.                                                                                      202,060            10,996,105
Equatorial Energia S.A., IEU (a)                                                                    60,700               446,056
Exelon Corp.                                                                                       133,400             8,076,036
FirstEnergy Corp.                                                                                  214,300            11,970,798
Fortum Corp.                                                                                        48,400             1,289,714
FPL Group, Inc.                                                                                    395,300            17,788,500
International Power PLC                                                                          1,173,300             6,873,501
Mirant Corp. (a)                                                                                   269,000             7,346,390
NRG Energy, Inc. (a)(l)                                                                            425,900            19,293,270
NSTAR                                                                                               60,100             2,004,936
Reliant Energy, Inc. (a)                                                                            48,900               601,959
RWE AG                                                                                              84,600             7,805,942
Scottish & Southern Energy PLC                                                                      33,200               818,989
Scottish Power PLC                                                                                 123,341             1,503,995
SUEZ S.A.                                                                                           65,888             2,898,060
Tractebel Energia S.A.                                                                              90,370               732,786
TXU Corp.                                                                                          216,300            13,523,076
Veolia Environment                                                                                  38,060             2,298,206
Xcel Energy, Inc. (l)                                                                               71,200             1,470,280
                                                                                                                    ------------
                                                                                                                    $211,522,670
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $385,991,940
                                                                                                                    ------------
BONDS - 0.9%
ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.4002%, 2023  (i)(n)                                         $    921,597          $    101,533
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 0.9%
Beaver Valley Funding Corp., 9%, 2017                                                         $    771,000          $    871,569
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 927,000             1,040,086
TXU Eastern Funding Co., 6.75%, 2009 (d)                                                           191,000                11,460
TXU Energy Co., 7%, 2013                                                                         1,545,000             1,622,077
                                                                                                                    ------------
                                                                                                                    $  3,545,192
                                                                                                                    ------------
    TOTAL BONDS                                                                                                     $  3,646,725
                                                                                                                    ------------
CONVERTIBLE PREFERRED STOCKS - 1.9%
NATURAL GAS - PIPELINE - 0.7%
El Paso Corp., 4.99% (n)                                                                             2,320          $  2,832,720
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 1.2%
NRG Energy, Inc., 5.75%                                                                             20,800          $  4,909,840
                                                                                                                    ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS                                                                              $  7,742,560
                                                                                                                    ------------
CONVERTIBLE BONDS - 0.1%
CABLE TV - 0.0%
EchoStar Communications Corp., 5.75%, 2008                                                    $    200,000          $    200,500
                                                                                                                    ------------
OIL SERVICES - 0.1%
Transocean, Inc., 1.5%, 2021                                                                  $    390,000          $    420,225
                                                                                                                    ------------
    TOTAL CONVERTIBLE BONDS                                                                                         $    620,725
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.7%
New Center Asset Trust, 5.35%, due 10/02/06 (y)                                               $  7,089,000          $  7,087,947
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 7.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                              $ 31,020,220          $ 31,020,220
                                                                                                                    ------------
    TOTAL INVESTMENTS (k)                                                                                           $436,110,117
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (5.4)%                                                                              (22,284,626)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $413,825,491
                                                                                                                    ============

(a)   Non-income producing security.
(d)   Non-income producing security - in default.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $6,988,637 and 1.60% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)   All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,934,331, representing 0.7% of net assets.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU         International Equity Unit
IPS         International Preference Stock
REIT        Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
      EUR   Euro
      GBP   British Pound

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - UTILITIES SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $385,569,623
                                                                   ============
Gross unrealized appreciation                                      $ 55,351,467
Gross unrealized depreciation                                        (4,810,973)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 50,540,494
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                 NET UNREALIZED
       CONTRACTS TO                                                             CONTRACTS         APPRECIATION
      DELIVER/RECEIVE             SETTLEMENT DATE       IN EXCHANGE FOR          AT VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
SALES
EUR             24,108,918      10/02/06 - 11/30/06       $31,057,883          $30,615,834        $   442,049
GBP              9,568,560      10/02/06 -11/27/06         17,948,503           17,914,649             33,854
                                                          -----------          -----------        -----------
                                                          $49,006,386          $48,530,483        $   475,903
                                                          ===========          ===========        ===========

PURCHASES
EUR              3,021,815      10/02/06 - 11/30/06       $ 3,846,860          $ 3,836,282        $   (10,578)
GBP              6,258,569      10/02/06 -11/27/06         11,813,019           11,715,203            (97,816)
                                                          -----------          -----------        -----------
                                                          $15,659,879          $15,551,485        $  (108,394)
                                                          ===========          ===========        ===========

At September 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $3,109 with Goldman Sachs & Co.

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

United States           65.4%
Germany                  4.3%
Canada                   4.1%
Brazil                   3.4%
Mexico                   3.2%
Spain                    3.0%
France                   2.6%
United Kingdom           2.6%
Italy                    1.4%
Others                  10.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Global Growth Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Global Growth Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.8%
ALCOHOLIC BEVERAGES - 1.7%
Companhia de Bebidas das Americas, ADR                                                              33,410          $  1,516,146
Pernod Ricard S.A. (l)                                                                               4,960             1,032,315
                                                                                                                    ------------
                                                                                                                    $  2,548,461
                                                                                                                    ------------
APPAREL MANUFACTURERS - 4.3%
Li & Fung Ltd.                                                                                     785,800          $  1,952,737
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                           33,240             3,425,361
NIKE, Inc., "B"                                                                                     13,990             1,225,804
                                                                                                                    ------------
                                                                                                                    $  6,603,902
                                                                                                                    ------------
AUTOMOTIVE - 2.0%
Continental AG                                                                                      10,491          $  1,216,676
Toyota Industries Corp.                                                                             43,400             1,841,179
                                                                                                                    ------------
                                                                                                                    $  3,057,855
                                                                                                                    ------------
BIOTECHNOLOGY - 1.9%
Amgen, Inc. (a)                                                                                     21,120          $  1,510,714
Genzyme Corp. (a)                                                                                   11,570               780,628
Millipore Corp. (a)                                                                                 10,010               613,613
                                                                                                                    ------------
                                                                                                                    $  2,904,955
                                                                                                                    ------------
BROADCASTING - 3.9%
Antena 3 de Television S.A. (l)                                                                     36,530          $    747,319
Grupo Televisa S.A., ADR                                                                            71,130             1,512,224
Walt Disney Co.                                                                                     49,180             1,520,154
WPP Group PLC                                                                                      182,120             2,256,525
                                                                                                                    ------------
                                                                                                                    $  6,036,222
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 4.5%
Franklin Resources, Inc.                                                                            13,940          $  1,474,155
Goldman Sachs Group, Inc.                                                                            9,520             1,610,498
Julius Baer Holding Ltd.                                                                            14,550             1,453,197
Morgan Stanley                                                                                      21,810             1,590,167
Singapore Exchange Ltd.                                                                            279,000               779,904
                                                                                                                    ------------
                                                                                                                    $  6,907,921
                                                                                                                    ------------
BUSINESS SERVICES - 1.7%
Amdocs Ltd. (a)                                                                                     28,000          $  1,108,800
First Data Corp.                                                                                    35,850             1,505,700
                                                                                                                    ------------
                                                                                                                    $  2,614,500
                                                                                                                    ------------
CHEMICALS - 2.0%
3M Co.                                                                                              19,880          $  1,479,470
Bayer AG                                                                                            15,700               800,475
Wacker Chemie AG (a)                                                                                 7,310               860,374
                                                                                                                    ------------
                                                                                                                    $  3,140,319
                                                                                                                    ------------
COMPUTER SOFTWARE - 2.4%
Adobe Systems, Inc. (a)                                                                             32,650          $  1,222,742
Oracle Corp. (a)                                                                                    55,760               989,182
SAP AG                                                                                               7,190             1,426,224
                                                                                                                    ------------
                                                                                                                    $  3,638,148
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 1.1%
Hewlett-Packard Co.                                                                                 44,190          $  1,621,331
                                                                                                                    ------------
CONSTRUCTION - 0.9%
CEMEX S.A. de C.V., ADR (a)                                                                         48,090          $  1,446,547
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 8.9%
Alberto-Culver Co.                                                                                  29,620          $  1,498,476
Avon Products, Inc.                                                                                 32,440               994,610
eBay, Inc. (a)                                                                                      43,090             1,222,032
Estee Lauder Cos., Inc., "A"                                                                        27,300             1,101,009
Kao Corp. (l)                                                                                       51,000             1,360,345
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         395,400             1,593,414
L'Oreal S.A. (l)                                                                                     7,200               731,454
Monster Worldwide, Inc. (a)                                                                         17,870               646,715
Procter & Gamble Co.                                                                                40,510             2,510,810
Reckitt Benckiser PLC                                                                               47,810             1,981,166
                                                                                                                    ------------
                                                                                                                    $ 13,640,031
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 2.5%
Keyence Corp.                                                                                        5,100          $  1,174,648
Nitto Denko Corp.                                                                                   18,700             1,108,430
Schneider Electric S.A. (l)                                                                         13,883             1,548,607
                                                                                                                    ------------
                                                                                                                    $  3,831,685
                                                                                                                    ------------
ELECTRONICS - 8.6%
Applied Materials, Inc.                                                                             60,200          $  1,067,346
Canon, Inc.                                                                                         29,399             1,533,493
Hirose Electric Co. Ltd.                                                                             9,100             1,205,936
Intel Corp.                                                                                         88,120             1,812,628
Marvell Technology Group Ltd. (a)                                                                   51,880             1,004,916
Nippon Electric Glass Co. Ltd.                                                                      49,000             1,080,867
Royal Philips Electronics N.V.                                                                      64,270             2,255,482
Samsung Electronics Co. Ltd.                                                                         2,340             1,642,105
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                   156,913             1,506,365
                                                                                                                    ------------
                                                                                                                    $ 13,109,138
                                                                                                                    ------------
ENERGY - INDEPENDENT - 2.5%
Apache Corp.                                                                                        12,330          $    779,256
CNOOC Ltd.                                                                                       1,789,000             1,488,030
Norsk Hydro A.S.A.                                                                                  28,100               627,891
Talisman Energy, Inc.                                                                               53,840               878,509
                                                                                                                    ------------
                                                                                                                    $  3,773,686
                                                                                                                    ------------
ENERGY - INTEGRATED - 3.1%
Petroleo Brasileiro S.A., ADR                                                                       16,270          $  1,363,914
TOTAL S.A. (l)                                                                                      51,550             3,383,460
                                                                                                                    ------------
                                                                                                                    $  4,747,374
                                                                                                                    ------------
FOOD & BEVERAGES - 2.1%
Groupe Danone (l)                                                                                    8,590          $  1,206,043
Nestle S.A.                                                                                          5,783             2,016,223
                                                                                                                    ------------
                                                                                                                    $  3,222,266
                                                                                                                    ------------
FOOD & DRUG STORES - 1.7%
Tesco PLC                                                                                          378,769          $  2,552,122
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.9%
Aracruz Celulose S.A., ADR (l)                                                                      27,180          $  1,352,749
                                                                                                                    ------------
GAMING & LODGING - 2.0%
International Game Technology                                                                       19,830          $    822,945
Ladbrokes PLC                                                                                      156,654             1,140,554
William Hill PLC                                                                                    94,030             1,132,504
                                                                                                                    ------------
                                                                                                                    $  3,096,003
                                                                                                                    ------------
INSURANCE - 2.4%
AFLAC, Inc.                                                                                         33,420          $  1,529,299
Assicurazioni Generali S.p.A.                                                                       35,610             1,332,343
Genworth Financial, Inc., "A"                                                                       25,300               885,753
                                                                                                                    ------------
                                                                                                                    $  3,747,395
                                                                                                                    ------------
LEISURE & TOYS - 0.9%
Electronic Arts, Inc. (a)                                                                           24,330          $  1,354,694
                                                                                                                    ------------
MACHINERY & TOOLS - 0.9%
Fanuc Ltd. (l)                                                                                      17,900          $  1,397,502
                                                                                                                    ------------
MAJOR BANKS - 3.8%
Erste Bank der oesterreichischen
Sparkassen AG                                                                                       20,220          $  1,259,171
Standard Chartered PLC                                                                              55,740             1,427,176
Sumitomo Mitsui Financial Group, Inc.                                                                  129             1,354,503
UniCredito Italiano S.p.A.                                                                         207,490             1,722,379
                                                                                                                    ------------
                                                                                                                    $  5,763,229
                                                                                                                    ------------
MEDICAL EQUIPMENT - 2.9%
Advanced Medical Optics, Inc. (a)(l)                                                                17,220          $    681,051
Medtronic, Inc.                                                                                     37,790             1,754,968
ResMed, Inc. (a)                                                                                    17,710               712,828
Straumann Holding AG (l)                                                                             2,800               602,855
Synthes, Inc.                                                                                        6,470               719,148
                                                                                                                    ------------
                                                                                                                    $  4,470,850
                                                                                                                    ------------
METALS & MINING - 2.5%
Anglo American PLC                                                                                  35,070          $  1,465,713
BHP Billiton Ltd. (l)                                                                              125,940             2,407,163
                                                                                                                    ------------
                                                                                                                    $  3,872,876
                                                                                                                    ------------
NETWORK & TELECOM - 1.7%
Cisco Systems, Inc. (a)                                                                             74,020          $  1,702,460
NICE Systems Ltd., ADR (a)                                                                          30,850               853,619
                                                                                                                    ------------
                                                                                                                    $  2,556,079
                                                                                                                    ------------
OIL SERVICES - 0.5%
Dresser-Rand Group, Inc. (a)(l)                                                                     38,970          $    794,988
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.6%
Absa Group Ltd.                                                                                     76,910          $    982,355
AEON Credit Service Co. Ltd.                                                                        56,700             1,356,344
American Express Co.                                                                                30,900             1,732,872
Bank of Cyprus Public Co. Ltd.                                                                      66,510               676,524
HSBC Holdings PLC                                                                                  175,930             3,208,827
ORIX Corp.                                                                                           2,920               807,299
UBS AG                                                                                              47,197             2,823,026
                                                                                                                    ------------
                                                                                                                    $ 11,587,247
                                                                                                                    ------------
PHARMACEUTICALS - 5.1%
Eli Lilly & Co.                                                                                     21,740          $  1,239,180
GlaxoSmithKline PLC                                                                                 79,640             2,119,607
Johnson & Johnson                                                                                   35,250             2,289,135
Roche Holding AG                                                                                    12,940             2,237,118
                                                                                                                    ------------
                                                                                                                    $  7,885,040
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.9%
PagesJaunes Groupe S.A.                                                                             49,610          $  1,409,416
                                                                                                                    ------------
SPECIALTY CHEMICALS - 2.2%
L'Air Liquide S.A., Bearer Shares (l)                                                                8,767          $  1,789,077
Praxair, Inc. (l)                                                                                   25,470             1,506,805
                                                                                                                    ------------
                                                                                                                    $  3,295,882
                                                                                                                    ------------
SPECIALTY STORES - 2.7%
Esprit Holdings Ltd.                                                                               135,000          $  1,231,187
Industria de Diseno Textil S.A.                                                                     21,110               984,205
PetSmart, Inc.                                                                                      27,790               771,173
Staples, Inc.                                                                                       46,700             1,136,211
                                                                                                                    ------------
                                                                                                                    $  4,122,776
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
China Mobile Ltd.                                                                                  228,500          $  1,614,618
Global Signal, Inc., REIT                                                                           15,500               783,990
                                                                                                                    ------------
                                                                                                                    $  2,398,608
                                                                                                                    ------------
TELEPHONE SERVICES - 2.8%
Singapore Telecommunications Ltd.                                                                  803,550          $  1,234,402
Telenor A.S.A.                                                                                     106,820             1,393,643
TELUS Corp.                                                                                         29,840             1,679,059
                                                                                                                    ------------
                                                                                                                    $  4,307,104
                                                                                                                    ------------
TRUCKING - 0.6%
FedEx Corp.                                                                                          9,120          $    991,162
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 1.0%
CEZ AS                                                                                              42,500          $  1,504,400
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $151,304,463
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 0.4%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $    575,000          $    574,914
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 9.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                14,898,965          $ 14,898,965
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $166,778,342
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (8.9)%                                                                              (13,679,076)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $153,099,266
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
REIT        Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - GLOBAL GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) SEPTEMBER 30, 2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $149,573,376
                                                                   ============
Gross unrealized appreciation                                      $ 19,494,577
Gross unrealized depreciation                                        (2,289,611)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 17,204,966
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006 are as follows:

United States           33.7%
United Kingdom          11.3%
France                   9.5%
Japan                    9.3%
Switzerland              6.4%
Hong Kong                3.1%
Mexico                   3.0%
Germany                  2.8%
Brazil                   2.8%
Others                  18.1%

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Mid Cap Growth Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 99.4%
AIRLINES - 1.5%
AMR Corp. (a)(l)                                                                                    35,650          $    824,941
Continental Airlines, Inc. (a)(l)                                                                   18,990               537,607
                                                                                                                    ------------
                                                                                                                    $  1,362,548
                                                                                                                    ------------
APPAREL MANUFACTURERS - 2.0%
Phillips-Van Heusen Corp.                                                                           42,810          $  1,788,174
                                                                                                                    ------------
AUTOMOTIVE - 0.4%
Goodyear Tire & Rubber Co. (a)(l)                                                                   25,310          $    366,995
                                                                                                                    ------------
BIOTECHNOLOGY - 1.3%
Gen-Probe, Inc. (a)                                                                                  2,520          $    118,163
Millipore Corp. (a)                                                                                 17,300             1,060,490
                                                                                                                    ------------
                                                                                                                    $  1,178,653
                                                                                                                    ------------
BROADCASTING - 0.1%
Live Nation, Inc. (a)                                                                                3,700          $     75,554
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 2.0%
A.G. Edwards, Inc.                                                                                   3,160          $    168,365
Affiliated Managers Group, Inc. (a)(l)                                                                 980                98,108
Chicago Mercantile Exchange Holdings, Inc.                                                           2,680             1,281,710
T. Rowe Price Group, Inc.                                                                            5,510               263,654
                                                                                                                    ------------
                                                                                                                    $  1,811,837
                                                                                                                    ------------
BUSINESS SERVICES - 7.8%
Alliance Data Systems Corp. (a)                                                                      5,690          $    314,031
Amdocs Ltd. (a)                                                                                     49,210             1,948,716
CheckFree Corp. (a)                                                                                 17,010               702,853
Cognizant Technology Solutions Corp., "A" (a)                                                       24,190             1,791,511
Corporate Executive Board Co.                                                                       15,310             1,376,522
TALX Corp.                                                                                          30,840               756,197
Transaction Systems Architects, Inc. (a)                                                             5,360               183,955
                                                                                                                    ------------
                                                                                                                    $  7,073,785
                                                                                                                    ------------
CABLE TV - 0.3%
Cablevision Systems Corp., "A"                                                                      14,160          $    321,574
                                                                                                                    ------------
COMPUTER SOFTWARE - 2.2%
Akamai Technologies, Inc. (a)                                                                        4,080          $    203,959
BEA Systems, Inc. (a)                                                                              120,310             1,828,712
                                                                                                                    ------------
                                                                                                                    $  2,032,671
                                                                                                                    ------------
CONSTRUCTION - 4.7%
D.R. Horton, Inc.                                                                                   15,680          $    375,536
NVR, Inc. (a)(l)                                                                                     2,570             1,374,950
Pulte Homes, Inc.                                                                                   38,600             1,229,796
Sherwin-Williams Co.                                                                                23,330             1,301,347
                                                                                                                    ------------
                                                                                                                    $  4,281,629
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 6.7%
Alberto-Culver Co.                                                                                  14,700          $    743,673
Brink's Co.                                                                                          9,230               489,744
Estee Lauder Cos., Inc., "A"                                                                        38,670             1,559,561
ITT Educational Services, Inc. (a)                                                                  23,210             1,538,823
Monster Worldwide, Inc. (a)                                                                         22,780               824,408
Sotheby's                                                                                           16,810               541,954
Strayer Education, Inc.                                                                              3,460               374,407
                                                                                                                    ------------
                                                                                                                    $  6,072,570
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 3.3%
Rockwell Automation, Inc.                                                                           35,270          $  2,049,187
W.W. Grainger, Inc.                                                                                 13,480               903,430
                                                                                                                    ------------
                                                                                                                    $  2,952,617
                                                                                                                    ------------
ELECTRONICS - 5.7%
Agere Systems, Inc. (a)                                                                             17,500          $    261,275
Amkor Technology, Inc. (a)(l)                                                                       12,130                62,591
Analog Devices, Inc.                                                                                15,330               450,549
Cree, Inc. (a)(l)                                                                                    5,000               100,550
KLA-Tencor Corp.                                                                                     5,680               252,590
MEMC Electronic Materials, Inc. (a)                                                                 11,980               438,827
Novellus Systems, Inc. (a)                                                                          39,410             1,090,081
SanDisk Corp. (a)                                                                                   30,120             1,612,625
Tessera Technologies, Inc. (a)(l)                                                                    9,390               326,584
Varian Semiconductor Equipment Associates, Inc. (a)                                                 16,440               603,348
                                                                                                                    ------------
                                                                                                                    $  5,199,020
                                                                                                                    ------------
ENERGY - INTEGRATED - 1.9%
Hess Corp.                                                                                          41,290          $  1,710,232
                                                                                                                    ------------
ENGINEERING - CONSTRUCTION - 0.1%
Granite Construction, Inc.                                                                             880          $     46,948
                                                                                                                    ------------
ENTERTAINMENT - 0.1%
Warner Music Group Corp.                                                                             4,430          $    114,959
                                                                                                                    ------------
FOOD & BEVERAGES - 1.1%
Pepsi Bottling Group, Inc.                                                                          27,820          $    987,610
                                                                                                                    ------------
FOOD & DRUG STORES - 2.1%
Kroger Co.                                                                                          82,580          $  1,910,901
                                                                                                                    ------------
GAMING & LODGING - 6.1%
International Game Technology                                                                       54,130          $  2,246,395
MGM Mirage (a)                                                                                      39,890             1,575,256
Penn National Gaming, Inc. (a)                                                                      30,600             1,117,512
Shuffle Master, Inc. (a)(l)                                                                         21,860               590,439
Station Casinos, Inc.                                                                                  810                46,842
                                                                                                                    ------------
                                                                                                                    $  5,576,444
                                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 3.5%
AMERIGROUP Corp. (a)                                                                                30,800          $    910,140
Humana, Inc. (a)                                                                                    27,970             1,848,537
WellCare Health Plans, Inc. (a)                                                                      6,780               383,951
                                                                                                                    ------------
                                                                                                                    $  3,142,628
                                                                                                                    ------------
INSURANCE - 3.5%
Ace Ltd.                                                                                            18,200          $    996,086
Ameriprise Financial, Inc.                                                                           2,170               101,773
Genworth Financial, Inc., "A"                                                                       42,350             1,482,673
MGIC Investment Corp.                                                                                6,390               383,208
XL Capital Ltd., "A"                                                                                 2,690               184,803
                                                                                                                    ------------
                                                                                                                    $  3,148,543
                                                                                                                    ------------
INTERNET - 1.7%
Digital River, Inc. (a)(l)                                                                           3,620          $    185,054
RealNetworks, Inc. (a)                                                                             126,830             1,345,666
                                                                                                                    ------------
                                                                                                                    $  1,530,720
                                                                                                                    ------------
MACHINERY & TOOLS - 3.8%
Cummins, Inc.                                                                                       14,540          $  1,733,604
Navistar International Corp. (a)                                                                    11,200               289,184
Parker Hannifin Corp.                                                                                3,960               307,811
Precision Castparts Corp.                                                                           12,920               816,027
Timken Co.                                                                                           9,510               283,208
                                                                                                                    ------------
                                                                                                                    $  3,429,834
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.3%
Emdeon Corp. (a)                                                                                   109,110          $  1,277,678
Express Scripts, Inc., "A" (a)                                                                       9,520               718,665
IDEXX Laboratories, Inc. (a)                                                                         2,580               235,141
McKesson Corp.                                                                                       5,840               307,885
VCA Antech, Inc. (a)                                                                                11,920               429,835
                                                                                                                    ------------
                                                                                                                    $  2,969,204
                                                                                                                    ------------
MEDICAL EQUIPMENT - 7.1%
Advanced Medical Optics, Inc. (a)(l)                                                                30,660          $  1,212,603
Cooper Cos., Inc.                                                                                   10,500               561,750
Cytyc Corp. (a)                                                                                     46,730             1,143,950
DENTSPLY International, Inc.                                                                        47,990             1,444,979
Immucor, Inc. (a)                                                                                   23,840               534,254
Waters Corp. (a)                                                                                    33,710             1,526,389
                                                                                                                    ------------
                                                                                                                    $  6,423,925
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 2.1%
Williams Cos., Inc.                                                                                 78,510          $  1,874,034
                                                                                                                    ------------
NETWORK & TELECOM - 0.4%
InterDigital Communications Corp. (a)                                                               11,210          $    382,261
                                                                                                                    ------------
OIL SERVICES - 3.3%
Cameron International Corp. (a)                                                                     23,600          $  1,140,116
GlobalSantaFe Corp.                                                                                 13,220               660,868
Smith International, Inc.                                                                           30,160             1,170,208
                                                                                                                    ------------
                                                                                                                    $  2,971,192
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.8%
First Marblehead Corp.                                                                              13,290          $    920,465
IndyMac Bancorp, Inc.                                                                               13,990               575,828
Investors Financial Services Corp. (l)                                                              20,760               894,341
New York Community Bancorp, Inc. (l)                                                                 9,030               147,911
                                                                                                                    ------------
                                                                                                                    $  2,538,545
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.7%
Lexmark International, Inc., "A" (a)                                                                16,810          $    969,265
Network Appliance, Inc. (a)                                                                         18,240               675,062
Nuance Communications, Inc. (a)(l)                                                                 100,950               824,762
                                                                                                                    ------------
                                                                                                                    $  2,469,089
                                                                                                                    ------------
PHARMACEUTICALS - 2.8%
Allergan, Inc.                                                                                       7,400          $    833,314
Endo Pharmaceuticals Holdings, Inc. (a)                                                             46,100             1,500,555
Warner Chilcott Ltd., "A" (a)                                                                       12,590               167,447
                                                                                                                    ------------
                                                                                                                    $  2,501,316
                                                                                                                    ------------
PRECIOUS METALS & MINERALS - 1.8%
Freeport-McMoRan Copper & Gold, Inc., "B"                                                           30,750          $  1,637,745
                                                                                                                    ------------
REAL ESTATE - 0.5%
Equity Office Properties Trust, REIT                                                                10,570          $    420,263
                                                                                                                    ------------
RESTAURANTS - 1.1%
YUM! Brands, Inc.                                                                                   18,760          $    976,458
                                                                                                                    ------------
SPECIALTY CHEMICALS - 1.3%
Praxair, Inc.                                                                                       19,340          $  1,144,154
                                                                                                                    ------------
SPECIALTY STORES - 4.9%
Aeropostale, Inc. (a)                                                                               38,750          $  1,132,663
Chico's FAS, Inc. (a)                                                                               25,770               554,828
Group 1 Automotive, Inc.                                                                            20,130             1,004,487
Limited Brands, Inc.                                                                                39,110             1,036,024
Rent-A-Center, Inc. (a)                                                                              4,150               121,554
Williams-Sonoma, Inc.                                                                               17,300               560,347
                                                                                                                    ------------
                                                                                                                    $  4,409,903
                                                                                                                    ------------
TELEPHONE SERVICES - 2.2%
American Tower Corp., "A" (a)                                                                       16,684          $    608,966
Embarq Corp.                                                                                        27,930             1,350,974
                                                                                                                    ------------
                                                                                                                    $  1,959,940
                                                                                                                    ------------
TRUCKING - 0.0%
UTi Worldwide, Inc.                                                                                  1,580          $     44,193
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 1.2%
Covanta Holding Corp. (a)                                                                           19,250          $    414,452
NRG Energy, Inc. (a)                                                                                15,360               695,808
                                                                                                                    ------------
                                                                                                                    $  1,110,260
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $ 89,948,928
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.0%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                                            $    897,000          $    896,867
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 7.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 6,632,114          $  6,632,114
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $ 97,477,909
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (7.7)%                                                                               (6,945,905)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 90,532,004
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
REIT        Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 93,791,161
                                                                   ============
Gross unrealized appreciation                                      $  6,996,184
Gross unrealized depreciation                                        (3,309,436)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $  3,686,748
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Capital Opportunities Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Capital Opportunities Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 96.7%
AEROSPACE - 1.4%
United Technologies Corp.                                                                           41,580          $  2,634,093
                                                                                                                    ------------
ALCOHOLIC BEVERAGES - 0.5%
Grupo Modelo S.A. de C.V.,"C"                                                                      199,310          $    865,831
                                                                                                                    ------------
APPAREL MANUFACTURERS - 1.7%
NIKE, Inc., "B"                                                                                     36,750          $  3,220,035
                                                                                                                    ------------
BIOTECHNOLOGY - 5.7%
Amgen, Inc. (a)                                                                                     59,120          $  4,228,854
Genzyme Corp. (a)                                                                                   32,931             2,221,855
MedImmune, Inc. (a)                                                                                 31,880               931,215
Millipore Corp. (a)                                                                                 52,830             3,238,479
                                                                                                                    ------------
                                                                                                                    $ 10,620,403
                                                                                                                    ------------
BROADCASTING - 2.1%
Grupo Televisa S.A., ADR                                                                            30,270          $    643,540
Viacom, Inc., "B" (a)                                                                               89,275             3,319,245
                                                                                                                    ------------
                                                                                                                    $  3,962,785
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 2.9%
Affiliated Managers Group, Inc. (a)(l)                                                              21,280          $  2,130,341
EFG International (a)                                                                               24,200               795,346
Franklin Resources, Inc.                                                                            22,160             2,343,420
                                                                                                                    ------------
                                                                                                                    $  5,269,107
                                                                                                                    ------------
BUSINESS SERVICES - 5.1%
First Data Corp.                                                                                    65,890          $  2,767,380
First Data Corp. (a)(w)                                                                             61,800             1,420,782
Getty Images, Inc. (a)(l)                                                                           59,850             2,973,348
Global Payments, Inc.                                                                               52,300             2,301,723
                                                                                                                    ------------
                                                                                                                    $  9,463,233
                                                                                                                    ------------
CHEMICALS - 1.3%
Bayer AG                                                                                            46,800          $  2,386,129
                                                                                                                    ------------
COMPUTER SOFTWARE - 3.0%
Adobe Systems, Inc. (a)                                                                             34,880          $  1,306,256
Oracle Corp. (a)                                                                                   104,326             1,850,743
Symantec Corp. (a)                                                                                 112,111             2,385,722
                                                                                                                    ------------
                                                                                                                    $  5,542,721
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 2.7%
Dell, Inc. (a)                                                                                     175,340          $  4,004,766
MICROS Systems, Inc. (a)                                                                            19,870               972,040
                                                                                                                    ------------
                                                                                                                    $  4,976,806
                                                                                                                    ------------
CONSTRUCTION - 0.4%
CEMEX S.A. de C.V., ADR (a)                                                                         25,230          $    758,918
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 4.5%
eBay, Inc. (a)                                                                                     112,260          $  3,183,694
Estee Lauder Cos., Inc., "A"                                                                        50,070             2,019,323
ITT Educational Services, Inc. (a)                                                                  19,480             1,291,524
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         181,690               732,189
Strayer Education, Inc. (l)                                                                         10,970             1,187,064
                                                                                                                    ------------
                                                                                                                    $  8,413,794
                                                                                                                    ------------
CONTAINERS - 1.9%
Owens-Illinois, Inc. (a)(l)                                                                        231,320          $  3,566,954
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 3.1%
Tyco International Ltd.                                                                            207,855          $  5,817,861
                                                                                                                    ------------
ELECTRONICS - 2.2%
Intel Corp.                                                                                        198,900          $  4,091,373
                                                                                                                    ------------
ENERGY - INTEGRATED - 5.0%
Exxon Mobil Corp.                                                                                   92,260          $  6,190,646
Hess Corp.                                                                                          72,570             3,005,849
                                                                                                                    ------------
                                                                                                                    $  9,196,495
                                                                                                                    ------------
FOOD & BEVERAGES - 3.1%
Nestle S.A.                                                                                         16,588          $  5,783,350
                                                                                                                    ------------
INSURANCE - 4.0%
Berkshire Hathaway, Inc., "B" (a)                                                                    1,120          $  3,554,880
St. Paul Travelers Cos., Inc.                                                                       83,740             3,926,569
                                                                                                                    ------------
                                                                                                                    $  7,481,449
                                                                                                                    ------------
INTERNET - 1.4%
Yahoo!, Inc. (a)                                                                                   102,570          $  2,592,970
                                                                                                                    ------------
MAJOR BANKS - 4.4%
Bank of America Corp.                                                                               53,828          $  2,883,566
JPMorgan Chase & Co.                                                                                77,440             3,636,582
PNC Financial Services Group, Inc.                                                                  21,460             1,554,562
                                                                                                                    ------------
                                                                                                                    $  8,074,710
                                                                                                                    ------------
MEDICAL EQUIPMENT - 5.1%
Advanced Medical Optics, Inc. (a)(l)                                                                80,230          $  3,173,097
Medtronic, Inc.                                                                                     72,570             3,370,151
St. Jude Medical, Inc. (a)                                                                          25,770               909,423
Ventana Medical Systems, Inc. (a)(l)                                                                19,790               808,026
Zimmer Holdings, Inc. (a)                                                                           16,680             1,125,900
                                                                                                                    ------------
                                                                                                                    $  9,386,597
                                                                                                                    ------------
METALS & MINING - 1.3%
BHP Billiton Ltd., ADR                                                                              65,350          $  2,475,458
                                                                                                                    ------------
NETWORK & TELECOM - 6.0%
Cisco Systems, Inc. (a)                                                                            181,150          $  4,166,450
Juniper Networks, Inc. (a)                                                                         162,790             2,813,011
NICE Systems Ltd., ADR (a)                                                                         111,460             3,084,098
TomTom N.V. (a)                                                                                     23,360               982,744
                                                                                                                    ------------
                                                                                                                    $ 11,046,303
                                                                                                                    ------------
OIL SERVICES - 3.0%
GlobalSantaFe Corp.                                                                                 52,138          $  2,606,379
National-Oilwell Varco, Inc. (a)                                                                    15,480               906,354
Noble Corp.                                                                                         32,370             2,077,507
                                                                                                                    ------------
                                                                                                                    $  5,590,240
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.2%
American Express Co.                                                                                48,150          $  2,700,252
Commerce Bancorp, Inc. (l)                                                                          76,570             2,810,885
Investors Financial Services Corp. (l)                                                              43,430             1,870,964
New York Community Bancorp, Inc. (l)                                                               126,170             2,066,665
SLM Corp.                                                                                           40,130             2,085,957
                                                                                                                    ------------
                                                                                                                    $ 11,534,723
                                                                                                                    ------------
PHARMACEUTICALS - 7.1%
Eli Lilly & Co.                                                                                     16,890          $    962,730
Endo Pharmaceuticals Holdings, Inc. (a)                                                             29,480               959,574
Johnson & Johnson                                                                                   91,350             5,932,269
Wyeth                                                                                              105,011             5,338,759
                                                                                                                    ------------
                                                                                                                    $ 13,193,332
                                                                                                                    ------------
SPECIALTY CHEMICALS - 1.1%
Praxair, Inc.                                                                                       33,170          $  1,962,337
                                                                                                                    ------------
SPECIALTY STORES - 5.8%
Advance Auto Parts, Inc.                                                                            91,530          $  3,014,998
CarMax, Inc. (a)(l)                                                                                 58,600             2,444,206
PetSmart, Inc.                                                                                      99,500             2,761,125
Urban Outfitters, Inc. (a)(l)                                                                      140,860             2,491,813
                                                                                                                    ------------
                                                                                                                    $ 10,712,142
                                                                                                                    ------------
TOBACCO - 2.2%
Altria Group, Inc.                                                                                  53,510          $  4,096,191
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 2.5%
Constellation Energy Group, Inc.                                                                    35,930          $  2,127,056
NRG Energy, Inc. (a)(l)                                                                             56,360             2,553,106
                                                                                                                    ------------
                                                                                                                    $  4,680,162
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $179,396,502
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 3.1%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $  5,658,000          $  5,657,158
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 9.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                16,666,428          $ 16,666,428
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $201,720,088
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (8.8)%                                                                              (16,269,656)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $185,450,432
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(w) When-issued security. At September 30, 2006, the series had sufficient cash and/or securities at least equal to the value of the when-issued security.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CAPITAL OPPORTUNITIES SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $199,170,009
                                                                   ============
Gross unrealized appreciation                                      $ 10,749,229
Gross unrealized depreciation                                        (8,199,150)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $  2,550,079
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST(R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Value Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Value Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 99.2%
AEROSPACE - 7.2%
Lockheed Martin Corp.                                                                              177,710          $ 15,293,723
Northrop Grumman Corp.                                                                             145,610             9,911,673
United Technologies Corp.                                                                          104,340             6,609,939
                                                                                                                    ------------
                                                                                                                    $ 31,815,335
                                                                                                                    ------------
ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC                                                                                         256,289          $  4,525,811
                                                                                                                    ------------
APPAREL MANUFACTURERS - 1.2%
Hanesbrands, Inc. (a)                                                                               15,007          $    337,808
NIKE, Inc., "B"                                                                                     57,070             5,000,473
                                                                                                                    ------------
                                                                                                                    $  5,338,281
                                                                                                                    ------------
AUTOMOTIVE - 0.4%
Johnson Controls, Inc.                                                                              24,850          $  1,782,739
                                                                                                                    ------------
BROADCASTING - 1.4%
Viacom, Inc., "B" (a)                                                                               94,944          $  3,530,018
Walt Disney Co.                                                                                     54,900             1,696,959
WPP Group PLC                                                                                       91,810             1,137,555
                                                                                                                    ------------
                                                                                                                    $  6,364,532
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 6.2%
Franklin Resources, Inc.                                                                            21,840          $  2,309,580
Goldman Sachs Group, Inc.                                                                           87,590            14,817,600
Lehman Brothers Holdings, Inc.                                                                      46,550             3,438,183
Mellon Financial Corp.                                                                             105,230             4,114,493
Merrill Lynch & Co., Inc.                                                                           34,650             2,710,323
                                                                                                                    ------------
                                                                                                                    $ 27,390,179
                                                                                                                    ------------
BUSINESS SERVICES - 1.2%
Accenture Ltd., "A"                                                                                169,660          $  5,379,919
                                                                                                                    ------------
CHEMICALS - 3.3%
Dow Chemical Co.                                                                                    81,890          $  3,192,072
Nalco Holding Co. (a)                                                                               53,480               990,450
PPG Industries, Inc.                                                                                86,310             5,789,675
Syngenta AG                                                                                         31,520             4,753,646
                                                                                                                    ------------
                                                                                                                    $ 14,725,843
                                                                                                                    ------------
COMPUTER SOFTWARE - 1.3%
Oracle Corp. (a)                                                                                   237,180          $  4,207,573
Symantec Corp. (a)                                                                                  66,480             1,414,694
                                                                                                                    ------------
                                                                                                                    $  5,622,267
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Hewlett-Packard Co.                                                                                 43,800          $  1,607,022
                                                                                                                    ------------
CONSTRUCTION - 2.3%
Masco Corp. (l)                                                                                    300,730          $  8,246,017
Sherwin-Williams Co.                                                                                37,090             2,068,880
                                                                                                                    ------------
                                                                                                                    $ 10,314,897
                                                                                                                    ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                                   77,390          $    866,768
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 1.5%
Cooper Industries Ltd., "A"                                                                         30,920          $  2,635,002
Rockwell Automation, Inc.                                                                            3,700               214,970
Tyco International Ltd.                                                                             36,380             1,018,276
W.W. Grainger, Inc.                                                                                 41,790             2,800,766
                                                                                                                    ------------
                                                                                                                    $  6,669,014
                                                                                                                    ------------
ELECTRONICS - 1.1%
Analog Devices, Inc.                                                                                44,370          $  1,304,034
Intel Corp.                                                                                        168,070             3,457,200
                                                                                                                    ------------
                                                                                                                    $  4,761,234
                                                                                                                    ------------
ENERGY - INDEPENDENT - 2.3%
Apache Corp.                                                                                        49,460          $  3,125,872
Devon Energy Corp.                                                                                  65,580             4,141,377
EOG Resources, Inc.                                                                                 43,920             2,856,996
                                                                                                                    ------------
                                                                                                                    $ 10,124,245
                                                                                                                    ------------
ENERGY - INTEGRATED - 9.0%
BP PLC, ADR                                                                                         52,640          $  3,452,131
Chevron Corp.                                                                                       53,445             3,466,443
ConocoPhillips                                                                                     132,500             7,887,725
Exxon Mobil Corp.                                                                                  155,272            10,418,751
Hess Corp.                                                                                         105,710             4,378,508
TOTAL S.A., ADR                                                                                    156,060            10,290,596
                                                                                                                    ------------
                                                                                                                    $ 39,894,154
                                                                                                                    ------------
FOOD & BEVERAGES - 3.1%
Kellogg Co.                                                                                        109,070          $  5,401,146
Nestle S.A.                                                                                         10,704             3,731,913
PepsiCo, Inc.                                                                                       34,138             2,227,846
Sara Lee Corp.                                                                                     120,060             1,929,364
Tyson Foods, Inc., "A"                                                                              31,200               495,456
                                                                                                                    ------------
                                                                                                                    $ 13,785,725
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.7%
Bowater, Inc. (l)                                                                                   30,970          $    637,053
International Paper Co.                                                                             65,290             2,260,993
                                                                                                                    ------------
                                                                                                                    $  2,898,046
                                                                                                                    ------------
GENERAL MERCHANDISE - 0.6%
Federated Department Stores, Inc.                                                                   62,110          $  2,683,773
                                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
CIGNA Corp.                                                                                         19,320          $  2,247,302
WellPoint, Inc. (a)                                                                                 34,820             2,682,881
                                                                                                                    ------------
                                                                                                                    $  4,930,183
                                                                                                                    ------------
INSURANCE - 9.1%
AFLAC, Inc.                                                                                         19,690          $    901,014
Allstate Corp.                                                                                     243,420            15,269,736
Chubb Corp.                                                                                         56,410             2,931,063
Genworth Financial, Inc., "A"                                                                      116,350             4,073,414
Hartford Financial Services Group, Inc.                                                             48,810             4,234,268
MetLife, Inc.                                                                                      228,340            12,942,311
                                                                                                                    ------------
                                                                                                                    $ 40,351,806
                                                                                                                    ------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                                        76,490          $  1,740,148
                                                                                                                    ------------
MACHINERY & TOOLS - 2.7%
Deere & Co.                                                                                        128,750          $ 10,803,412
Finning International, Inc.                                                                         14,340               479,903
Illinois Tool Works, Inc.                                                                           19,220               862,978
                                                                                                                    ------------
                                                                                                                    $ 12,146,293
                                                                                                                    ------------
MAJOR BANKS - 9.3%
Bank of America Corp.                                                                              396,824          $ 21,257,862
Bank of New York Co., Inc.                                                                         127,040             4,479,430
PNC Financial Services Group, Inc.                                                                  86,930             6,297,209
SunTrust Banks, Inc.                                                                               118,750             9,177,000
                                                                                                                    ------------
                                                                                                                    $ 41,211,501
                                                                                                                    ------------
NETWORK & TELECOM - 0.5%
Cisco Systems, Inc. (a)                                                                            100,770          $  2,317,710
                                                                                                                    ------------
OIL SERVICES - 0.2%
Noble Corp.                                                                                         11,630          $    746,413
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.9%
American Express Co.                                                                                76,450          $  4,287,316
Citigroup, Inc.                                                                                    287,880            14,299,000
Fannie Mae                                                                                         145,710             8,146,646
Freddie Mac                                                                                         33,660             2,232,668
UBS AG                                                                                             101,117             6,048,180
                                                                                                                    ------------
                                                                                                                    $ 35,013,810
                                                                                                                    ------------
PHARMACEUTICALS - 7.1%
Abbott Laboratories                                                                                 53,530          $  2,599,417
Eli Lilly & Co.                                                                                     61,660             3,514,620
Johnson & Johnson                                                                                  192,090            12,474,325
Merck & Co., Inc.                                                                                  165,090             6,917,271
Wyeth                                                                                              117,180             5,957,431
                                                                                                                    ------------
                                                                                                                    $ 31,463,064
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A" (l)                                                                         39,100          $    898,518
                                                                                                                    ------------
RAILROAD & SHIPPING - 1.8%
Burlington Northern Santa Fe Corp.                                                                  74,050          $  5,438,232
Norfolk Southern Corp.                                                                              59,930             2,639,917
                                                                                                                    ------------
                                                                                                                    $  8,078,149
                                                                                                                    ------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                      50,697          $  3,364,760
Praxair, Inc.                                                                                       47,860             2,831,398
                                                                                                                    ------------
                                                                                                                    $  6,196,158
                                                                                                                    ------------
SPECIALTY STORES - 0.4%
Home Depot, Inc.                                                                                    43,270          $  1,569,403
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
Vodafone Group PLC                                                                               1,697,637          $  3,884,349
                                                                                                                    ------------
TELEPHONE SERVICES - 2.8%
Embarq Corp.                                                                                        44,994          $  2,176,360
Sprint Nextel Corp.                                                                                431,670             7,403,141
Verizon Communications, Inc.                                                                        75,930             2,819,281
                                                                                                                    ------------
                                                                                                                    $ 12,398,782
                                                                                                                    ------------
TOBACCO - 3.7%
Altria Group, Inc.                                                                                 217,020          $ 16,612,881
                                                                                                                    ------------
TRUCKING - 0.1%
Con-way, Inc. (l)                                                                                    7,490          $    335,702
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 5.2%
Dominion Resources, Inc. (l)                                                                       116,760          $  8,930,972
Entergy Corp.                                                                                       22,450             1,756,264
Exelon Corp.                                                                                        14,490               877,225
FPL Group, Inc.                                                                                    140,620             6,327,900
PPL Corp.                                                                                           43,620             1,435,098
Public Service Enterprise Group, Inc.                                                               15,550               951,505
TXU Corp.                                                                                           41,770             2,611,460
                                                                                                                    ------------
                                                                                                                    $ 22,890,424
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $439,335,078
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 0.3%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                                            $  1,513,000          $  1,512,775
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 1.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 8,257,680          $  8,257,680
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $449,105,533
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (1.4)%                                                                               (6,105,690)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $442,999,843
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $347,555,385
                                                                   ============
Gross unrealized appreciation                                      $108,671,799
Gross unrealized depreciation                                       (7,121,651)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $101,550,148
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        International Growth Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - International Growth Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 97.0%
AEROSPACE - 0.8%
Finmeccanica S.p.A.                                                                                 54,640          $  1,220,372
                                                                                                                    ------------
ALCOHOLIC BEVERAGES - 1.1%
Pernod Ricard S.A. (l)                                                                               8,350          $  1,737,869
                                                                                                                    ------------
APPAREL MANUFACTURERS - 4.0%
Li & Fung Ltd.                                                                                     806,600          $  2,004,425
LVMH Moet Hennessy Louis Vuitton S.A.                                                               39,240             4,043,657
                                                                                                                    ------------
                                                                                                                    $  6,048,082
                                                                                                                    ------------
AUTOMOTIVE - 2.2%
Continental AG                                                                                      10,953          $  1,270,256
Toyota Industries Corp.                                                                             47,300             2,006,630
                                                                                                                    ------------
                                                                                                                    $  3,276,886
                                                                                                                    ------------
BIOTECHNOLOGY - 1.1%
Actelion Ltd. (a)                                                                                   11,550          $  1,656,927
                                                                                                                    ------------
BROADCASTING - 4.2%
Antena 3 de Television S.A. (l)                                                                     46,540          $    952,100
Grupo Televisa S.A., ADR                                                                           124,890             2,655,161
WPP Group PLC                                                                                      227,840             2,823,011
                                                                                                                    ------------
                                                                                                                    $  6,430,272
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 1.6%
EFG International (a)                                                                                  100          $      3,287
Julius Baer Holding Ltd.                                                                            16,430             1,640,964
Singapore Exchange Ltd.                                                                            296,000               827,425
                                                                                                                    ------------
                                                                                                                    $  2,471,676
                                                                                                                    ------------
BUSINESS SERVICES - 0.7%
Intertek Group PLC                                                                                  72,110          $  1,052,724
                                                                                                                    ------------
CHEMICALS - 2.0%
Bayer AG                                                                                            33,250          $  1,695,273
Wacker Chemie AG (a)                                                                                11,530             1,357,061
                                                                                                                    ------------
                                                                                                                    $  3,052,334
                                                                                                                    ------------
COMPUTER SOFTWARE - 1.0%
SAP AG                                                                                               7,390          $  1,465,896
                                                                                                                    ------------
CONSTRUCTION - 1.8%
CEMEX S.A. de C.V., ADR (a)                                                                         54,228          $  1,631,178
Wienerberger AG                                                                                     23,230             1,097,188
                                                                                                                    ------------
                                                                                                                    $  2,728,366
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 5.1%
AmorePacific Corp. (a)                                                                               2,914          $  1,355,062
Kao Corp. (l)                                                                                       54,000             1,440,366
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         400,200             1,612,757
L'Oreal S.A. (l)                                                                                     7,510               762,947
Reckitt Benckiser PLC                                                                               61,020             2,528,567
                                                                                                                    ------------
                                                                                                                    $  7,699,699
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 2.6%
Keyence Corp.                                                                                        5,300          $  1,220,712
Nitto Denko Corp. (l)                                                                               19,400             1,149,922
Schneider Electric S.A. (l)                                                                         13,940             1,554,965
                                                                                                                    ------------
                                                                                                                    $  3,925,599
                                                                                                                    ------------
ELECTRONICS - 8.7%
Canon, Inc.                                                                                         31,400          $  1,637,868
Hirose Electric Co. Ltd.                                                                             9,100             1,205,936
Nippon Electric Glass Co. Ltd. (l)                                                                  50,000             1,102,926
Royal Philips Electronics N.V.                                                                      72,340             2,538,690
Samsung Electronics Co. Ltd.                                                                         5,650             3,964,912
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)                                               187,441             1,799,434
USHIO America, Inc.                                                                                 48,000             1,034,421
                                                                                                                    ------------
                                                                                                                    $ 13,284,187
                                                                                                                    ------------
ENERGY - INDEPENDENT - 2.4%
CNOOC Ltd.                                                                                       1,750,000          $  1,455,591
Norsk Hydro A.S.A.                                                                                  31,550               704,981
Talisman Energy, Inc.                                                                               88,040             1,436,552
                                                                                                                    ------------
                                                                                                                    $  3,597,124
                                                                                                                    ------------
ENERGY - INTEGRATED - 3.6%
Petroleo Brasileiro S.A., ADR                                                                       17,710          $  1,484,629
TOTAL S.A. (l)                                                                                      60,870             3,995,174
                                                                                                                    ------------
                                                                                                                    $  5,479,803
                                                                                                                    ------------
ENGINEERING - CONSTRUCTION - 0.7%
Aker Kvaerner A.S.A.                                                                                11,590          $  1,030,578
                                                                                                                    ------------
FOOD & BEVERAGES - 3.0%
Groupe Danone (l)                                                                                   11,360          $  1,594,953
Nestle S.A.                                                                                          8,460             2,949,550
                                                                                                                    ------------
                                                                                                                    $  4,544,503
                                                                                                                    ------------
FOOD & DRUG STORES - 2.1%
Tesco PLC                                                                                          471,248          $  3,175,240
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.4%
Aracruz Celulose S.A., ADR (l)                                                                      10,970          $    545,977
                                                                                                                    ------------
GAMING & LODGING - 2.2%
Ladbrokes PLC                                                                                      159,382          $  1,160,415
Orient-Express Hotels Ltd., "A"                                                                     27,780             1,038,417
William Hill PLC                                                                                    97,360             1,172,610
                                                                                                                    ------------
                                                                                                                    $  3,371,442
                                                                                                                    ------------
INSURANCE - 2.0%
AFLAC, Inc.                                                                                         35,300          $  1,615,328
Assicurazioni Generali S.p.A.                                                                       37,530             1,404,179
                                                                                                                    ------------
                                                                                                                    $  3,019,507
                                                                                                                    ------------
LEISURE & TOYS - 1.6%
Capcom Co. Ltd. (l)                                                                                 65,900          $    957,571
Konami Corp. (l)                                                                                    26,000               660,485
NAMCO BANDAI Holdings, Inc. (l)                                                                     48,300               759,500
                                                                                                                    ------------
                                                                                                                    $  2,377,556
                                                                                                                    ------------
MACHINERY & TOOLS - 1.0%
Fanuc Ltd. (l)                                                                                      18,900          $  1,475,575
                                                                                                                    ------------
MAJOR BANKS - 6.4%
Erste Bank der oesterreichischen Sparkassen AG                                                      26,630          $  1,658,344
Raiffeisen International Bank Holding AG                                                            12,050             1,283,773
Societe Generale (l)                                                                                10,040             1,598,083
Standard Chartered PLC                                                                              64,070             1,640,459
Sumitomo Mitsui Financial Group, Inc.                                                                  145             1,522,503
UniCredito Italiano S.p.A.                                                                         241,610             2,005,610
                                                                                                                    ------------
                                                                                                                    $  9,708,772
                                                                                                                    ------------
MEDICAL EQUIPMENT - 2.0%
Smith & Nephew PLC                                                                                 132,890          $  1,221,854
Straumann Holding AG (l)                                                                             3,830               824,619
Synthes, Inc.                                                                                        9,690             1,077,054
                                                                                                                    ------------
                                                                                                                    $  3,123,527
                                                                                                                    ------------
METALS & MINING - 3.2%
Anglo American PLC                                                                                  37,650          $  1,573,542
BHP Billiton Ltd. (l)                                                                              170,630             3,261,349
                                                                                                                    ------------
                                                                                                                    $  4,834,891
                                                                                                                    ------------
NETWORK & TELECOM - 1.8%
CSR PLC (a)                                                                                         59,350          $    936,425
Ericsson, Inc., "B"                                                                                283,240               982,237
NICE Systems Ltd., ADR (a)                                                                          31,760               878,799
                                                                                                                    ------------
                                                                                                                    $  2,797,461
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.8%
Absa Group Ltd.                                                                                     77,400          $    988,614
AEON Credit Service Co. Ltd.                                                                        63,100             1,509,442
Akbank T.A.S.                                                                                      189,379               969,090
Bank of Cyprus Public Co. Ltd.                                                                      84,880               863,379
China Merchants Bank Co. Ltd. (a)                                                                   15,000                21,141
CSU Cardsystem S.A. (a)                                                                             64,200               384,520
Housing Development Finance Corp. Ltd.                                                              73,870             2,473,330
HSBC Holdings PLC                                                                                  201,700             3,678,852
ORIX Corp. (l)                                                                                       2,910               804,534
UBS AG                                                                                              54,988             3,289,035
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                    19,980             1,478,520
                                                                                                                    ------------
                                                                                                                    $ 16,460,457
                                                                                                                    ------------
PHARMACEUTICALS - 6.1%
Astellas Pharma, Inc. (l)                                                                           29,200          $  1,174,478
GlaxoSmithKline PLC                                                                                165,520             4,405,292
Roche Holding AG                                                                                    21,510             3,718,733
                                                                                                                    ------------
                                                                                                                    $  9,298,503
                                                                                                                    ------------
PRINTING & PUBLISHING - 1.0%
PagesJaunes Groupe S.A.                                                                             55,470          $  1,575,898
                                                                                                                    ------------
SPECIALTY CHEMICALS - 1.3%
L'Air Liquide S.A., Bearer Shares (l)                                                                9,882          $  2,016,614
                                                                                                                    ------------
SPECIALTY STORES - 2.9%
Esprit Holdings Ltd.                                                                               144,000          $  1,313,267
Industria de Diseno Textil S.A.                                                                     29,730             1,386,093
KappAhl Holding AB                                                                                 119,040               877,636
Nishimatsuya Chain Co. Ltd.                                                                         40,500               764,766
                                                                                                                    ------------
                                                                                                                    $  4,341,762
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
China Mobile Ltd.                                                                                  241,000          $  1,702,945
                                                                                                                    ------------
TELEPHONE SERVICES - 3.5%
Reliance Communication Ventures Ltd. (a)                                                           100,190          $    758,372
Singapore Telecommunications Ltd.                                                                  850,250             1,306,142
Telenor A.S.A.                                                                                     120,880             1,577,078
TELUS Corp.                                                                                         31,280             1,760,086
                                                                                                                    ------------
                                                                                                                    $  5,401,678
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 1.0%
CEZ AS                                                                                              42,400          $  1,500,860
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $147,431,562
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.7%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $  2,511,000          $  2,510,626
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 14.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                21,635,353          $ 21,635,353
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $171,577,541
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (12.9)%                                                                             (19,645,472)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $151,932,069
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES INTERNATIONAL GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $145,328,352
                                                                   ============
Gross unrealized appreciation                                      $ 27,147,047
Gross unrealized depreciation                                          (897,858)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 26,249,189
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006 are as follows:

United Kingdom          16.7%
Japan                   13.4%
France                  12.4%
Switzerland             10.0%
Mexico                   3.9%
Germany                  3.8%
South Korea              3.5%
Hong Kong                3.3%
Italy                    3.0%
Others                  30.0%

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Massachusetts Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 93.0%
AEROSPACE - 2.5%
Boeing Co.                                                                                          54,100          $  4,265,784
United Technologies Corp.                                                                          101,010             6,398,984
                                                                                                                    ------------
                                                                                                                    $ 10,664,768
                                                                                                                    ------------
APPAREL MANUFACTURERS - 0.8%
NIKE, Inc., "B"                                                                                     39,260          $  3,439,961
                                                                                                                    ------------
AUTOMOTIVE - 0.6%
Harman International Industries, Inc.                                                               30,500          $  2,544,920
                                                                                                                    ------------
BIOTECHNOLOGY - 5.9%
Amgen, Inc. (a)                                                                                    118,530          $  8,478,451
Celgene Corp. (a)                                                                                  133,700             5,789,210
Genzyme Corp. (a)                                                                                  126,090             8,507,292
Gilead Sciences, Inc. (a)                                                                           33,270             2,285,649
                                                                                                                    ------------
                                                                                                                    $ 25,060,602
                                                                                                                    ------------
BROADCASTING - 0.8%
News Corp., "A"                                                                                    174,200          $  3,423,030
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 4.6%
Charles Schwab Corp.                                                                               252,300          $  4,516,170
Chicago Mercantile Exchange Holdings, Inc.                                                          13,460             6,437,245
Legg Mason, Inc.                                                                                    29,300             2,955,198
Merrill Lynch & Co., Inc.                                                                           20,730             1,621,501
Morgan Stanley                                                                                      54,600             3,980,886
                                                                                                                    ------------
                                                                                                                    $ 19,511,000
                                                                                                                    ------------
BUSINESS SERVICES - 4.7%
Amdocs Ltd. (a)                                                                                    188,990          $  7,484,004
Automatic Data Processing, Inc.                                                                     48,200             2,281,788
CheckFree Corp. (a)                                                                                 52,900             2,185,828
First Data Corp.                                                                                   190,600             8,005,200
                                                                                                                    ------------
                                                                                                                    $ 19,956,820
                                                                                                                    ------------
CHEMICALS - 1.6%
Ecolab, Inc.                                                                                        37,900          $  1,622,878
Monsanto Co.                                                                                       108,000             5,077,080
                                                                                                                    ------------
                                                                                                                    $  6,699,958
                                                                                                                    ------------
COMPUTER SOFTWARE - 5.5%
Adobe Systems, Inc. (a)                                                                            204,176          $  7,646,391
Microsoft Corp.                                                                                    298,724             8,164,127
Oracle Corp. (a)                                                                                   430,650             7,639,731
                                                                                                                    ------------
                                                                                                                    $ 23,450,249
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 3.3%
Apple Computer, Inc. (a)                                                                            85,140          $  6,558,334
Hewlett-Packard Co.                                                                                160,600             5,892,414
LG.Philips LCD Co. Ltd., ADR (l)(a)                                                                 93,540             1,551,829
                                                                                                                    ------------
                                                                                                                    $ 14,002,577
                                                                                                                    ------------
CONGLOMERATES - 0.4%
Textron, Inc.                                                                                       20,400          $  1,785,000
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 3.0%
Colgate-Palmolive Co.                                                                               33,100          $  2,055,510
eBay, Inc. (a)                                                                                      68,400             1,939,824
Procter & Gamble Co.                                                                               140,881             8,731,804
                                                                                                                    ------------
                                                                                                                    $ 12,727,138
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 4.9%
Cooper Industries Ltd., "A"                                                                         16,470          $  1,403,573
Danaher Corp. (l)                                                                                   40,100             2,753,667
General Electric Co.                                                                               314,096            11,087,589
Rockwell Automation, Inc.                                                                           63,100             3,666,110
W.W. Grainger, Inc.                                                                                 30,700             2,057,514
                                                                                                                    ------------
                                                                                                                    $ 20,968,453
                                                                                                                    ------------
ELECTRONICS - 5.9%
Applied Materials, Inc.                                                                            120,800          $  2,141,784
Intel Corp.                                                                                        524,500            10,788,965
Marvell Technology Group Ltd. (a)                                                                  179,600             3,478,852
Samsung Electronics Co. Ltd., GDR                                                                    9,326             3,273,426
SanDisk Corp. (a)                                                                                   63,550             3,402,467
Xilinx, Inc.                                                                                       101,070             2,218,487
                                                                                                                    ------------
                                                                                                                    $ 25,303,981
                                                                                                                    ------------
ENERGY - INTEGRATED - 0.5%
Exxon Mobil Corp.                                                                                   32,500          $  2,180,750
                                                                                                                    ------------
FOOD & BEVERAGES - 1.5%
PepsiCo, Inc.                                                                                       81,760          $  5,335,658
SYSCO Corp.                                                                                         29,100               973,395
                                                                                                                    ------------
                                                                                                                    $  6,309,053
                                                                                                                    ------------
FOOD & DRUG STORES - 1.2%
CVS Corp.                                                                                          163,270          $  5,244,232
                                                                                                                    ------------
GAMING & LODGING - 3.1%
Harrah's Entertainment, Inc.                                                                        25,000          $  1,660,750
International Game Technology                                                                      141,500             5,872,250
Las Vegas Sands Corp. (a)                                                                           52,790             3,608,197
Starwood Hotels & Resorts, Inc.                                                                     36,500             2,087,435
                                                                                                                    ------------
                                                                                                                    $ 13,228,632
                                                                                                                    ------------
GENERAL MERCHANDISE - 3.2%
Family Dollar Stores, Inc.                                                                          22,300          $    650,469
Kohl's Corp. (a)                                                                                    50,580             3,283,654
Target Corp.                                                                                        89,780             4,960,345
Wal-Mart Stores, Inc.                                                                               94,700             4,670,604
                                                                                                                    ------------
                                                                                                                    $ 13,565,072
                                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
UnitedHealth Group, Inc.                                                                            41,390          $  2,036,388
                                                                                                                    ------------
INTERNET - 2.5%
Google, Inc., "A" (a)                                                                               18,320          $  7,362,808
Yahoo!, Inc. (a)                                                                                   123,030             3,110,198
                                                                                                                    ------------
                                                                                                                    $ 10,473,006
                                                                                                                    ------------
LEISURE & TOYS - 2.2%
Electronic Arts, Inc. (a)                                                                          169,910          $  9,460,589
                                                                                                                    ------------
MACHINERY & TOOLS - 1.4%
Deere & Co.                                                                                         64,500          $  5,412,195
Precision Castparts Corp.                                                                            8,400               528,889
                                                                                                                    ------------
                                                                                                                    $  5,941,084
                                                                                                                    ------------
MAJOR BANKS - 1.6%
JPMorgan Chase & Co.                                                                                69,600          $  3,268,416
State Street Corp.                                                                                  56,600             3,531,840
                                                                                                                    ------------
                                                                                                                    $  6,800,256
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
McKesson Corp.                                                                                      41,700          $  2,198,424
                                                                                                                    ------------
MEDICAL EQUIPMENT - 4.3%
Advanced Medical Optics, Inc. (l)(a)                                                               113,270          $  4,479,829
Baxter International, Inc.                                                                          85,200             3,873,192
C.R. Bard, Inc.                                                                                     14,000             1,050,000
DENTSPLY International, Inc.                                                                        53,000             1,595,830
Medtronic, Inc.                                                                                    135,120             6,274,973
St. Jude Medical, Inc. (a)                                                                          29,330             1,035,056
                                                                                                                    ------------
                                                                                                                    $ 18,308,880
                                                                                                                    ------------
NETWORK & TELECOM - 5.7%
Cisco Systems, Inc. (a)                                                                            581,507          $ 13,374,661
Corning, Inc. (a)                                                                                  228,300             5,572,803
Juniper Networks, Inc. (a)                                                                          62,800             1,085,184
QUALCOMM, Inc.                                                                                     114,200             4,151,170
                                                                                                                    ------------
                                                                                                                    $ 24,183,818
                                                                                                                    ------------
OIL SERVICES - 2.6%
GlobalSantaFe Corp.                                                                                103,330          $  5,165,467
Noble Corp.                                                                                         46,350             2,974,743
Transocean, Inc. (a)                                                                                14,500             1,061,835
Weatherford International Ltd. (a)                                                                  42,100             1,756,412
                                                                                                                    ------------
                                                                                                                    $ 10,958,457
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.7%
American Express Co.                                                                               113,810          $  6,382,465
SLM Corp.                                                                                           89,720             4,663,646
UBS AG                                                                                              77,312             4,624,315
                                                                                                                    ------------
                                                                                                                    $ 15,670,426
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
EMC Corp. (a)                                                                                      231,390          $  2,772,052
                                                                                                                    ------------
PHARMACEUTICALS - 7.6%
Allergan, Inc.                                                                                      54,530          $  6,140,623
Eli Lilly & Co.                                                                                     89,760             5,116,320
Johnson & Johnson                                                                                  170,620            11,080,063
Roche Holding AG                                                                                    32,290             5,582,422
Wyeth                                                                                               92,470             4,701,175
                                                                                                                    ------------
                                                                                                                    $ 32,620,603
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.8%
Burlington Northern Santa Fe Corp.                                                                  47,200          $  3,466,368
                                                                                                                    ------------
RESTAURANTS - 0.3%
YUM! Brands, Inc.                                                                                   22,100          $  1,150,305
                                                                                                                    ------------
SPECIALTY STORES - 2.6%
Home Depot, Inc.                                                                                    55,220          $  2,002,829
Lowe's Cos., Inc.                                                                                   67,800             1,902,468
Staples, Inc.                                                                                      183,180             4,456,769
Williams-Sonoma, Inc.                                                                               89,100             2,885,949
                                                                                                                    ------------
                                                                                                                    $ 11,248,015
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
America Movil S.A. de C.V., "L", ADR                                                                76,560          $  3,014,167
                                                                                                                    ------------
TOBACCO - 0.7%
Altria Group, Inc.                                                                                  39,000          $  2,985,450
                                                                                                                    ------------
TRUCKING - 0.7%
FedEx Corp.                                                                                         28,530          $  3,100,640
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $396,455,124
                                                                                                                    ------------
REPURCHASE AGREEMENTS - 5.9%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/2/06, total to be received $25,307,278 (secured by U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in a jointly traded account)                       $ 25,296,000          $ 25,296,000
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 2.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 8,994,640          $  8,994,640
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $430,745,764
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (1.0)%                                                                               (4,242,651)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $426,503,113
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $428,993,336
                                                                   ============
Gross unrealized appreciation                                      $ 17,362,906
Gross unrealized depreciation                                       (15,610,478)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $  1,752,428
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        New Discovery Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - New Discovery Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 99.7%
ALCOHOLIC BEVERAGES - 0.2%
Castle Brands, Inc. (a)                                                                             90,970          $    664,081
                                                                                                                    ------------
APPAREL MANUFACTURERS - 1.9%
Carter's, Inc. (a)(l)                                                                              173,250          $  4,572,068
Volcom, Inc. (a)(l)                                                                                 69,080             1,557,063
                                                                                                                    ------------
                                                                                                                    $  6,129,131
                                                                                                                    ------------
BIOTECHNOLOGY - 4.1%
CV Therapeutics, Inc. (a)(l)                                                                       201,650          $  2,246,381
Gen-Probe, Inc. (a)                                                                                 75,300             3,530,817
Millipore Corp. (a)(l)                                                                             124,870             7,654,531
                                                                                                                    ------------
                                                                                                                    $ 13,431,729
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 0.6%
Thomas Weisel Partners Group, LLC (a)(l)                                                           121,900          $  1,956,495
                                                                                                                    ------------
BUSINESS SERVICES - 8.7%
Bright Horizons Family Solutions, Inc. (a)(l)                                                       88,550          $  3,695,192
Corporate Executive Board Co.                                                                       47,090             4,233,862
CoStar Group, Inc. (a)(l)                                                                          115,270             4,762,956
Equinix, Inc. (a)(l)                                                                                59,040             3,548,304
LoopNet, Inc. (a)                                                                                  104,390             1,321,577
Open Solutions, Inc. (a)(l)                                                                        112,480             3,240,549
TALX Corp. (l)                                                                                     144,330             3,538,972
Ultimate Software Group, Inc. (a)(l)                                                               163,140             3,838,684
                                                                                                                    ------------
                                                                                                                    $ 28,180,096
                                                                                                                    ------------
CHEMICALS - 1.1%
Nalco Holding Co. (a)(l)                                                                           197,340          $  3,654,737
                                                                                                                    ------------
COMPUTER SOFTWARE - 5.8%
CommVault Systems, Inc. (a)                                                                        138,200          $  2,487,600
NAVTEQ Corp. (a)(l)                                                                                107,990             2,819,619
Opsware, Inc. (a)(l)                                                                               695,180             6,263,572
TIBCO Software, Inc. (a)(l)                                                                        628,490             5,643,840
Witness Systems, Inc. (a)(l)                                                                        96,700             1,695,151
                                                                                                                    ------------
                                                                                                                    $ 18,909,782
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
MICROS Systems, Inc. (a)                                                                            22,430          $  1,097,276
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 6.5%
Bare Escentuals, Inc. (a)                                                                           32,510          $    882,647
Central Garden & Pet Co. (a)(l)                                                                     86,080             4,154,221
DTS, Inc. (a)                                                                                       28,190               597,064
ITT Educational Services, Inc. (a)(l)                                                               70,630             4,682,769
Monster Worldwide, Inc. (a)                                                                         44,990             1,628,188
New Oriental Educational & Technology Group, ADR (a)                                               130,430             3,162,928
PlanetOut, Inc. (a)(l)                                                                             175,130               805,598
Strayer Education, Inc. (l)                                                                         49,440             5,349,902
                                                                                                                    ------------
                                                                                                                    $ 21,263,317
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 1.8%
MSC Industrial Direct Co., Inc., "A" (l)                                                           140,050          $  5,705,637
                                                                                                                    ------------
ELECTRONICS - 5.3%
ARM Holdings PLC                                                                                 2,332,450          $  5,129,497
Cree, Inc. (a)(l)                                                                                  200,680             4,035,675
Entegris, Inc. (a)(l)                                                                              385,487             4,205,663
Kronos, Inc. (a)(l)                                                                                104,460             3,561,041
Volterra Semiconductor Corp. (a)(l)                                                                 29,440               478,400
                                                                                                                    ------------
                                                                                                                    $ 17,410,276
                                                                                                                    ------------
ENERGY - INDEPENDENT - 2.5%
EXCO Resources, Inc. (a)                                                                           265,190          $  3,291,008
Forest Oil Corp. (a)(l)                                                                             78,580             2,482,342
Goodrich Petroleum Corp. (a)(l)                                                                     77,660             2,339,119
                                                                                                                    ------------
                                                                                                                    $  8,112,469
                                                                                                                    ------------
ENGINEERING - CONSTRUCTION - 2.2%
InfraSource Services, Inc. (a)                                                                     205,200          $  3,601,260
Quanta Services, Inc. (a)(l)                                                                       217,510             3,667,219
                                                                                                                    ------------
                                                                                                                    $  7,268,479
                                                                                                                    ------------
FOOD & BEVERAGES - 0.6%
Diamond Foods, Inc. (l)                                                                            139,270          $  1,992,954
                                                                                                                    ------------
GAMING & LODGING - 3.2%
Four Seasons Hotels, Inc.                                                                           29,750          $  1,899,538
Shuffle Master, Inc. (a)(l)                                                                        136,190             3,678,492
WMS Industries, Inc. (a)(l)                                                                        167,230             4,884,788
                                                                                                                    ------------
                                                                                                                    $ 10,462,818
                                                                                                                    ------------
GENERAL MERCHANDISE - 1.0%
Stage Stores, Inc. (l)                                                                             115,840          $  3,398,746
                                                                                                                    ------------
INTERNET - 2.1%
CNET Networks, Inc. (a)(l)                                                                         400,170          $  3,833,629
Move, Inc. (a)                                                                                     357,230             1,753,999
Vocus, Inc. (a)                                                                                     77,390             1,221,214
                                                                                                                    ------------
                                                                                                                    $  6,808,842
                                                                                                                    ------------
LEISURE & TOYS - 3.2%
Activision, Inc. (a)(l)                                                                            342,001          $  5,164,215
THQ, Inc. (a)(l)                                                                                   179,819             5,245,320
                                                                                                                    ------------
                                                                                                                    $ 10,409,535
                                                                                                                    ------------
MACHINERY & TOOLS - 1.2%
Ritchie Bros. Auctioneers, Inc.                                                                     70,480          $  3,778,433
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.2%
AMICAS, Inc. (a)(l)                                                                                195,280          $    581,934
Healthcare Services Group, Inc. (l)                                                                160,440             4,036,670
IDEXX Laboratories, Inc. (a)(l)                                                                     41,903             3,819,039
MWI Veterinary Supply, Inc. (a)                                                                    125,940             4,222,768
VCA Antech, Inc. (a)(l)                                                                             52,940             1,909,016
WebMD Health Corp. (a)(l)                                                                           66,160             2,271,934
                                                                                                                    ------------
                                                                                                                    $ 16,841,361
                                                                                                                    ------------
MEDICAL EQUIPMENT - 10.0%
Advanced Medical Optics, Inc. (a)(l)                                                                83,890          $  3,317,850
Aspect Medical Systems, Inc. (a)(l)                                                                321,350             5,485,445
AtriCure, Inc. (a)                                                                                 143,270               978,534
Conceptus, Inc. (a)(l)                                                                             310,090             5,485,492
Cyberonics, Inc. (a)(l)                                                                            289,710             5,078,616
Immucor, Inc. (a)                                                                                   60,445             1,354,572
Mindray Medical International Ltd., ADR (a)                                                        102,070             1,703,548
Thoratec Corp. (a)(l)                                                                              407,930             6,367,787
Ventana Medical Systems, Inc. (a)(l)                                                                66,740             2,724,994
                                                                                                                    ------------
                                                                                                                    $ 32,496,838
                                                                                                                    ------------
METALS & MINING - 0.4%
Inmet Mining Corp.                                                                                  37,800          $  1,429,018
                                                                                                                    ------------
NETWORK & TELECOM - 3.3%
NICE Systems Ltd., ADR (a)                                                                         383,860          $ 10,621,406
                                                                                                                    ------------
OIL SERVICES - 2.9%
Atwood Oceanics, Inc. (a)(l)                                                                        49,260          $  2,215,222
Dresser-Rand Group, Inc. (a)(l)                                                                    198,190             4,043,076
Natural Gas Services Group, Inc. (a)(l)                                                            114,130             1,472,277
Universal Compression Holdings, Inc. (a)                                                            32,160             1,718,952
                                                                                                                    ------------
                                                                                                                    $  9,449,527
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.6%
Commerce Bancorp, Inc. (l)                                                                          93,000          $  3,414,030
Investors Financial Services Corp. (l)                                                             105,210             4,532,447
New York Community Bancorp, Inc. (l)                                                               223,000             3,652,740
Placer Sierra Bancshares (l)                                                                        35,440               787,122
Signature Bank (a)                                                                                  85,310             2,638,638
                                                                                                                    ------------
                                                                                                                    $ 15,024,977
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
Nuance Communications, Inc. (a)(l)                                                                 679,415          $  5,550,821
                                                                                                                    ------------
PHARMACEUTICALS - 3.4%
Auxilium Pharmaceuticals, Inc. (a)(l)                                                              182,080          $  1,842,650
Endo Pharmaceuticals Holdings, Inc. (a)                                                            119,770             3,898,514
Medicis Pharmaceutical Corp., "A" (l)                                                              168,430             5,448,711
                                                                                                                    ------------
                                                                                                                    $ 11,189,875
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.8%
Morningstar, Inc. (a)(l)                                                                            39,620          $  1,461,979
Playboy Enterprises, Inc.,"B" (a)(l)                                                               118,090             1,111,227
                                                                                                                    ------------
                                                                                                                    $  2,573,206
                                                                                                                    ------------
REAL ESTATE - 0.8%
Global Signal, Inc., REIT                                                                           49,100          $  2,483,478
                                                                                                                    ------------
RESTAURANTS - 4.3%
Chipotle Mexican Grill, Inc., "A" (a)(l)                                                            48,590          $  2,413,465
Peet's Coffee & Tea, Inc. (a)(l)                                                                    58,430             1,461,334
Red Robin Gourmet Burgers, Inc. (a)(l)                                                             114,630             5,285,589
Texas Roadhouse, Inc., "A" (a)(l)                                                                  405,760             4,982,733
                                                                                                                    ------------
                                                                                                                    $ 14,143,121
                                                                                                                    ------------
SPECIALTY CHEMICALS - 0.7%
NuCO2, Inc. (a)(l)                                                                                  78,260          $  2,105,194
                                                                                                                    ------------
SPECIALTY STORES - 7.8%
A.C. Moore Arts & Crafts, Inc. (a)(l)                                                              137,300          $  2,612,819
Aeropostale, Inc. (a)(l)                                                                            81,720             2,388,676
CarMax, Inc. (a)(l)                                                                                 58,630             2,445,457
Celebrate Express, Inc. (a)                                                                         43,300               552,075
Citi Trends, Inc. (a)                                                                              104,180             3,595,252
Dick's Sporting Goods, Inc. (a)(l)                                                                  73,440             3,342,989
Hibbett Sporting Goods, Inc. (a)(l)                                                                140,090             3,667,556
Monro Muffler Brake, Inc.                                                                           68,130             2,317,101
Urban Outfitters, Inc. (a)(l)                                                                      260,400             4,606,476
                                                                                                                    ------------
                                                                                                                    $ 25,528,401
                                                                                                                    ------------
TELEPHONE SERVICES - 1.5%
Level 3 Communications, Inc. (a)(l)                                                                936,700          $  5,011,345
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $325,083,401
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 0.5%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                                            $  1,633,000          $  1,632,757
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 23.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                77,183,475          $ 77,183,475
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $403,899,633
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (23.9)%                                                                             (77,951,613)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $325,948,020
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
REIT        Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - NEW DISCOVERY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $391,325,808
                                                                   ============
Gross unrealized appreciation                                      $ 32,168,528
Gross unrealized depreciation                                       (19,594,703)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 12,573,825
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Core Equity Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Core Equity Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 99.0%
AEROSPACE - 2.0%
Lockheed Martin Corp.                                                                               10,270          $    883,836
United Technologies Corp.                                                                           13,250               839,388
                                                                                                                    ------------
                                                                                                                    $  1,723,224
                                                                                                                    ------------
APPAREL MANUFACTURERS - 1.3%
NIKE, Inc., "B"                                                                                     13,080          $  1,146,070
                                                                                                                    ------------
AUTOMOTIVE - 0.7%
Harley-Davidson, Inc.                                                                                2,150          $    134,913
Johnson Controls, Inc.                                                                               6,500               466,310
                                                                                                                    ------------
                                                                                                                    $    601,223
                                                                                                                    ------------
BIOTECHNOLOGY - 2.7%
Amgen, Inc. (a)                                                                                     12,000          $    858,360
Celgene Corp. (a)                                                                                    5,600               242,480
Genzyme Corp. (a)                                                                                    4,330               292,145
Human Genome Sciences, Inc. (a)(l)                                                                  24,120               278,345
Millipore Corp. (a)                                                                                  5,820               356,766
Neurochem, Inc. (a)                                                                                 17,560               325,387
                                                                                                                    ------------
                                                                                                                    $  2,353,483
                                                                                                                    ------------
BROADCASTING - 2.1%
News Corp., "A"                                                                                     47,890          $    941,039
Viacom, Inc., "B" (a)                                                                               24,055               894,365
                                                                                                                    ------------
                                                                                                                    $  1,835,404
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 2.8%
Affiliated Managers Group, Inc. (a)(l)                                                               2,370          $    237,261
Chicago Mercantile Exchange Holdings, Inc.                                                             740               353,905
Franklin Resources, Inc.                                                                             1,810               191,408
Goldman Sachs Group, Inc.                                                                            2,540               429,692
Legg Mason, Inc. (l)                                                                                 8,850               892,611
MarketAxess Holdings, Inc. (a)(l)                                                                   31,280               327,502
                                                                                                                    ------------
                                                                                                                    $  2,432,379
                                                                                                                    ------------
BUSINESS SERVICES - 1.1%
CheckFree Corp. (a)                                                                                  4,710          $    194,617
Cognizant Technology Solutions Corp., "A" (a)                                                        3,340               247,360
First Data Corp.                                                                                     5,630               236,460
Satyam Computer Services Ltd., ADR (l)                                                               3,310               128,064
Ultimate Software Group, Inc. (a)                                                                    8,780               206,593
                                                                                                                    ------------
                                                                                                                    $  1,013,094
                                                                                                                    ------------
CABLE TV - 0.7%
Comcast Corp., "Special A" (a)                                                                      12,030          $    442,824
EchoStar Communications Corp., "A" (a)                                                               6,430               210,518
                                                                                                                    ------------
                                                                                                                    $    653,342
                                                                                                                    ------------
CHEMICALS - 1.2%
Monsanto Co.                                                                                        23,260          $  1,093,453
                                                                                                                    ------------
COMPUTER SOFTWARE - 3.7%
Adobe Systems, Inc. (a)                                                                             25,380          $    950,481
FileNet Corp. (a)                                                                                   10,650               370,940
Salesforce.com, Inc. (a)(l)                                                                         25,220               904,894
Symantec Corp. (a)                                                                                  14,800               314,944
TIBCO Software, Inc. (a)                                                                            81,020               727,560
                                                                                                                    ------------
                                                                                                                    $  3,268,819
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 3.1%
Apple Computer, Inc. (a)                                                                            12,960          $    998,309
Hewlett-Packard Co.                                                                                 47,230             1,732,869
                                                                                                                    ------------
                                                                                                                    $  2,731,178
                                                                                                                    ------------
CONSTRUCTION - 0.7%
D.R. Horton, Inc.                                                                                    5,920          $    141,784
Masco Corp. (l)                                                                                     17,020               466,688
                                                                                                                    ------------
                                                                                                                    $    608,472
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 3.1%
Avon Products, Inc.                                                                                 15,720          $    481,975
DTS, Inc. (a)                                                                                        7,670               162,451
eBay, Inc. (a)                                                                                      10,610               300,900
Estee Lauder Cos., Inc., "A"                                                                        12,990               523,887
ITT Educational Services, Inc. (a)                                                                   1,730               114,699
Monster Worldwide, Inc. (a)                                                                          5,370               194,340
PlanetOut, Inc. (a)(l)                                                                              12,700                58,420
Scotts Miracle-Gro Co.                                                                              20,320               904,037
                                                                                                                    ------------
                                                                                                                    $  2,740,709
                                                                                                                    ------------
CONTAINERS - 0.3%
Crown Holdings, Inc. (a)                                                                            15,450          $    287,370
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 1.4%
MSC Industrial Direct Co., Inc., "A"                                                                 2,810          $    114,479
Rockwell Automation, Inc.                                                                           13,070               759,367
Tyco International Ltd.                                                                             12,560               351,554
                                                                                                                    ------------
                                                                                                                    $  1,225,400
                                                                                                                    ------------
ELECTRONICS - 4.2%
Applied Materials, Inc. (l)                                                                         16,390          $    290,595
Intel Corp.                                                                                         80,870             1,663,496
Marvell Technology Group Ltd. (a)                                                                   32,450               628,557
SanDisk Corp. (a)                                                                                   16,500               883,410
Varian Semiconductor Equipment Associates, Inc. (a)(l)                                               7,070               259,469
                                                                                                                    ------------
                                                                                                                    $  3,725,527
                                                                                                                    ------------
ENERGY - INDEPENDENT - 1.7%
Apache Corp.                                                                                         4,950          $    312,840
CONSOL Energy, Inc.                                                                                  4,780               151,669
Devon Energy Corp.                                                                                   6,360               401,634
EOG Resources, Inc.                                                                                  6,700               435,835
Occidental Petroleum Corp.                                                                           4,200               202,062
                                                                                                                    ------------
                                                                                                                    $  1,504,040
                                                                                                                    ------------
ENERGY - INTEGRATED - 5.1%
Chevron Corp.                                                                                       15,750          $  1,021,545
Exxon Mobil Corp.                                                                                   42,476             2,850,140
Hess Corp.                                                                                          14,200               588,164
                                                                                                                    ------------
                                                                                                                    $  4,459,849
                                                                                                                    ------------
FOOD & BEVERAGES - 1.0%
Diamond Foods, Inc. (l)                                                                             27,110          $    387,944
PepsiCo, Inc.                                                                                        3,467               226,256
Tyson Foods, Inc., "A" (l)                                                                          14,570               231,372
                                                                                                                    ------------
                                                                                                                    $    845,572
                                                                                                                    ------------
FOOD & DRUG STORES - 1.0%
CVS Corp.                                                                                            8,830          $    283,620
Kroger Co.                                                                                          10,370               239,962
SUPERVALU, Inc.                                                                                      5,800               171,970
Walgreen Co.                                                                                         4,770               211,740
                                                                                                                    ------------
                                                                                                                    $    907,292
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.3%
Abitibi-Consolidated, Inc. (l)                                                                     114,500          $    282,815
                                                                                                                    ------------
GAMING & LODGING - 1.0%
Global Cash Access Holdings, Inc. (a)                                                               10,980          $    165,688
Hilton Hotels Corp.                                                                                  4,780               133,123
International Game Technology                                                                        3,600               149,400
Las Vegas Sands Corp. (a)                                                                            1,740               118,929
Penn National Gaming, Inc. (a)                                                                       2,230                81,440
Shuffle Master, Inc. (a)(l)                                                                          3,840               103,718
Station Casinos, Inc. (l)                                                                            3,000               173,490
                                                                                                                    ------------
                                                                                                                    $    925,788
                                                                                                                    ------------
GENERAL MERCHANDISE - 1.1%
Kohl's Corp. (a)                                                                                     9,720          $    631,022
Stage Stores, Inc.                                                                                  12,670               371,738
                                                                                                                    ------------
                                                                                                                    $  1,002,760
                                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
UnitedHealth Group, Inc.                                                                             8,980          $    441,816
                                                                                                                    ------------
INSURANCE - 4.5%
Ace Ltd.                                                                                            13,970          $    764,578
AFLAC, Inc.                                                                                          7,720               353,267
Chubb Corp.                                                                                         12,140               630,794
Endurance Specialty Holdings Ltd.                                                                   11,900               419,594
Genworth Financial, Inc., "A"                                                                       14,690               514,297
MetLife, Inc.                                                                                       10,590               600,241
St. Paul Travelers Cos., Inc.                                                                       15,180               711,790
                                                                                                                    ------------
                                                                                                                    $  3,994,561
                                                                                                                    ------------
INTERNET - 1.0%
CNET Networks, Inc. (a)(l)                                                                          24,570          $    235,381
Google, Inc., "A" (a)                                                                                1,190               478,261
Yahoo!, Inc. (a)                                                                                     7,300               184,544
                                                                                                                    ------------
                                                                                                                    $    898,186
                                                                                                                    ------------
LEISURE & TOYS - 0.4%
Electronic Arts, Inc. (a)                                                                            3,410          $    189,869
THQ, Inc. (a)(l)                                                                                     5,350               156,060
                                                                                                                    ------------
                                                                                                                    $    345,929
                                                                                                                    ------------
MACHINERY & TOOLS - 2.3%
Deere & Co.                                                                                         11,160          $    936,436
Eaton Corp.                                                                                          6,480               446,148
Gardner Denver, Inc. (a)                                                                             5,930               196,164
Precision Castparts Corp.                                                                            7,330               462,963
                                                                                                                    ------------
                                                                                                                    $  2,041,711
                                                                                                                    ------------
MAJOR BANKS - 5.6%
Bank of America Corp.                                                                               37,268          $  1,996,447
Bank of New York Co., Inc.                                                                          28,190               993,979
JPMorgan Chase & Co.                                                                                12,470               585,591
PNC Financial Services Group, Inc.                                                                  11,840               857,690
SunTrust Banks, Inc.                                                                                 6,920               534,778
                                                                                                                    ------------
                                                                                                                    $  4,968,485
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.5%
Allion Healthcare, Inc. (a)(l)                                                                      48,010          $    200,682
AMICAS, Inc. (a)(l)                                                                                 36,670               109,277
Cardinal Health, Inc.                                                                                3,140               206,424
Caremark Rx, Inc.                                                                                    5,870               332,653
Healthcare Services Group, Inc. (l)                                                                 12,950               325,822
McKesson Corp.                                                                                       2,300               121,256
                                                                                                                    ------------
                                                                                                                    $  1,296,114
                                                                                                                    ------------
MEDICAL EQUIPMENT - 2.5%
Advanced Medical Optics, Inc. (a)(l)                                                                 6,820          $    269,731
Baxter International, Inc.                                                                           4,020               182,749
Boston Scientific Corp. (a)                                                                         58,940               871,723
St. Jude Medical, Inc. (a)                                                                          16,070               567,110
Thoratec Corp. (a)                                                                                  19,150               298,932
                                                                                                                    ------------
                                                                                                                    $  2,190,245
                                                                                                                    ------------
METALS & MINING - 0.9%
Aber Diamond Corp.                                                                                   3,900          $    124,028
BHP Billiton PLC                                                                                    30,970               534,437
Inmet Mining Corp.                                                                                   3,830               144,792
                                                                                                                    ------------
                                                                                                                    $    803,257
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 0.8%
Williams Cos., Inc.                                                                                 30,090          $    718,248
                                                                                                                    ------------
NETWORK & TELECOM - 2.4%
Cisco Systems, Inc. (a)                                                                             36,160          $    831,680
Juniper Networks, Inc. (a)                                                                          26,290               454,291
NICE Systems Ltd., ADR (a)                                                                          13,540               374,652
Nortel Networks Corp. (a)                                                                          193,160               444,268
                                                                                                                    ------------
                                                                                                                    $  2,104,891
                                                                                                                    ------------
OIL SERVICES - 1.1%
Cameron International Corp. (a)                                                                      2,470          $    119,326
Dresser-Rand Group, Inc. (a)                                                                        11,610               236,844
GlobalSantaFe Corp.                                                                                  6,240               311,938
National-Oilwell Varco, Inc. (a)                                                                     2,110               123,541
Noble Corp.                                                                                          3,060               196,391
                                                                                                                    ------------
                                                                                                                    $    988,040
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.4%
American Express Co.                                                                                21,750          $  1,219,740
Commerce Bancorp, Inc. (l)                                                                          22,360               820,836
Countrywide Financial Corp.                                                                         32,230             1,129,339
Fannie Mae                                                                                          12,760               713,412
Investors Financial Services Corp. (l)                                                              14,410               620,783
SLM Corp.                                                                                           21,330             1,108,733
                                                                                                                    ------------
                                                                                                                    $  5,612,843
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
Network Appliance, Inc. (a)                                                                          9,500          $    351,595
Nuance Communications, Inc. (a)(l)                                                                  16,240               132,681
                                                                                                                    ------------
                                                                                                                    $    484,276
                                                                                                                    ------------
PHARMACEUTICALS - 5.6%
Allergan, Inc.                                                                                       7,100          $    799,531
Eli Lilly & Co.                                                                                     21,100             1,202,700
Endo Pharmaceuticals Holdings, Inc. (a)                                                              6,790               221,015
Johnson & Johnson                                                                                   23,330             1,515,050
Medicis Pharmaceutical Corp., "A" (l)                                                                4,210               136,194
Merck & Co., Inc.                                                                                    7,690               322,211
Wyeth                                                                                               15,450               785,478
                                                                                                                    ------------
                                                                                                                    $  4,982,179
                                                                                                                    ------------
PRINTING & PUBLISHING - 0.6%
New York Times Co., "A" (l)                                                                         22,140          $    508,777
                                                                                                                    ------------
RAILROAD & SHIPPING - 0.7%
Burlington Northern Santa Fe Corp.                                                                   4,450          $    326,808
Norfolk Southern Corp.                                                                               6,110               269,146
                                                                                                                    ------------
                                                                                                                    $    595,954
                                                                                                                    ------------
REAL ESTATE - 2.7%
BRE Properties, Inc., "A", REIT                                                                      5,900          $    352,407
Equity Office Properties Trust, REIT                                                                11,290               448,890
Global Signal, Inc., REIT                                                                            3,800               192,204
Maguire Properties, Inc., REIT                                                                      11,530               469,732
Simon Property Group, Inc., REIT                                                                     4,960               449,475
Taubman Centers, Inc., REIT                                                                         10,300               457,526
                                                                                                                    ------------
                                                                                                                    $  2,370,234
                                                                                                                    ------------
RESTAURANTS - 0.9%
Red Robin Gourmet Burgers, Inc. (a)(l)                                                               5,290          $    243,922
Texas Roadhouse, Inc., "A" (a)(l)                                                                   17,670               216,988
YUM! Brands, Inc.                                                                                    6,400               333,120
                                                                                                                    ------------
                                                                                                                    $    794,030
                                                                                                                    ------------
SPECIALTY CHEMICALS - 2.5%
NuCO2, Inc. (a)(l)                                                                                  20,510          $    551,719
Praxair, Inc.                                                                                       27,350             1,618,026
                                                                                                                    ------------
                                                                                                                    $  2,169,745
                                                                                                                    ------------
SPECIALTY STORES - 2.6%
Advance Auto Parts, Inc.                                                                            10,110          $    333,023
Aeropostale, Inc. (a)                                                                               14,170               414,189
Chico's FAS, Inc. (a)                                                                                8,310               178,914
Home Depot, Inc.                                                                                    20,590               746,799
PetSmart, Inc.                                                                                      12,630               350,483
Urban Outfitters, Inc. (a)(l)                                                                        7,020               124,184
Williams-Sonoma, Inc.                                                                                4,370               141,544
                                                                                                                    ------------
                                                                                                                    $  2,289,136
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
Dobson Communications Corp. (a)                                                                     19,800          $    138,996
Rogers Communications, Inc., "B"                                                                    11,070               606,060
                                                                                                                    ------------
                                                                                                                    $    745,056
                                                                                                                    ------------
TELEPHONE SERVICES - 2.4%
AT&T, Inc.                                                                                          26,620          $    866,747
TELUS Corp. (non-voting shares)                                                                     23,040             1,290,248
                                                                                                                    ------------
                                                                                                                    $  2,156,995
                                                                                                                    ------------
TOBACCO - 3.3%
Altria Group, Inc.                                                                                  37,610          $  2,879,046
                                                                                                                    ------------
TRUCKING - 1.1%
FedEx Corp.                                                                                          3,360          $    365,165
UTi Worldwide, Inc.                                                                                 22,530               630,164
                                                                                                                    ------------
                                                                                                                    $    995,329
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 3.1%
Dominion Resources, Inc.                                                                             4,690          $    358,738
Duke Energy Corp.                                                                                   13,630               411,626
Edison International                                                                                 5,200               216,528
Exelon Corp.                                                                                         8,310               503,087
FPL Group, Inc.                                                                                     10,930               491,850
NRG Energy, Inc. (a)(l)                                                                              8,860               401,350
TXU Corp.                                                                                            5,660               353,863
                                                                                                                    ------------
                                                                                                                       2,737,042
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $ 87,479,388
                                                                                                                    ------------
REPURCHASE AGREEMENTS - 1.0%
Merrill Lynch, 5.35%, dated 9/29/06, due 10/02/06, total to be received
$862,384 (secured by various U.S. Treasury and Federal Agency obligations
and Mortgage Backed securities in a jointly traded account)                                   $    862,000          $    862,000
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 10.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 9,203,125          $  9,203,125
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $ 97,544,513
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (10.4)%                                                                              (9,223,682)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 88,320,831
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
REIT        Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - CORE EQUITY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 92,377,834
                                                                   ============
Gross unrealized appreciation                                      $  7,982,750
Gross unrealized depreciation                                        (2,816,071)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $  5,166,679
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Research International Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Research International Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 99.3%
AEROSPACE - 0.6%
Finmeccanica S.p.A.                                                                                 69,080          $  1,542,885
                                                                                                                    ------------
AIRLINES - 0.3%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR                                                  20,400          $    693,600
                                                                                                                    ------------
ALCOHOLIC BEVERAGES - 1.8%
Diageo PLC                                                                                         136,930          $  2,418,049
Grupo Modelo S.A. de C.V.,"C"                                                                      195,790               850,540
Pernod Ricard S.A. (l)                                                                               5,260             1,094,753
                                                                                                                    ------------
                                                                                                                    $  4,363,342
                                                                                                                    ------------
APPAREL MANUFACTURERS - 2.0%
Burberry Group PLC                                                                                 185,830          $  1,794,693
Li & Fung Ltd.                                                                                     579,600             1,440,323
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                           15,400             1,586,960
                                                                                                                    ------------
                                                                                                                    $  4,821,976
                                                                                                                    ------------
AUTOMOTIVE - 4.9%
Bayerische Motoren Werke AG                                                                         49,330          $  2,642,756
Compagnie Generale des Etablissements Michelin (l)                                                  20,460             1,499,876
Continental AG                                                                                      32,797             3,803,578
Nissan Motor Co. Ltd. (l)                                                                          203,900             2,284,260
Toyota Motor Corp. (l)                                                                              32,400             1,761,362
                                                                                                                    ------------
                                                                                                                    $ 11,991,832
                                                                                                                    ------------
BIOTECHNOLOGY - 1.0%
Actelion Ltd. (a)                                                                                   17,230          $  2,471,762
                                                                                                                    ------------
BROADCASTING - 3.4%
Antena 3 de Television S.A. (l)                                                                     54,360          $  1,112,079
Grupo Televisa S.A., ADR                                                                           110,350             2,346,041
Nippon Television Network Corp.                                                                      7,000               956,687
WPP Group PLC                                                                                      318,840             3,950,530
                                                                                                                    ------------
                                                                                                                    $  8,365,337
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 0.8%
EFG International (a)                                                                               40,820          $  1,341,571
Singapore Exchange Ltd.                                                                            261,000               729,587
                                                                                                                    ------------
                                                                                                                    $  2,071,158
                                                                                                                    ------------
BUSINESS SERVICES - 0.6%
Mitsubishi Corp. (l)                                                                                76,400          $  1,436,200
                                                                                                                    ------------
CHEMICALS - 4.1%
Bayer AG                                                                                            83,340          $  4,249,145
Sasol Ltd.                                                                                          26,980               886,634
Syngenta AG                                                                                         19,112             2,882,350
Umicore                                                                                             13,150             1,946,340
                                                                                                                    ------------
                                                                                                                    $  9,964,469
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
Capgemini S.A.                                                                                      28,930          $  1,534,823
                                                                                                                    ------------
CONGLOMERATES - 1.3%
Siemens AG                                                                                          35,270          $  3,077,626
                                                                                                                    ------------
CONSTRUCTION - 2.8%
CEMEX S.A. de C.V., ADR (a)                                                                         78,344          $  2,356,588
CRH PLC                                                                                             64,530             2,179,490
Italcementi S.p.A.                                                                                  78,920             1,277,202
Italcementi S.p.A. - Ordinary (l)                                                                   38,030               963,222
                                                                                                                    ------------
                                                                                                                    $  6,776,502
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 2.2%
Kao Corp. (l)                                                                                       93,000          $  2,480,630
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                         253,490             1,021,534
Reckitt Benckiser PLC                                                                               46,130             1,911,550
                                                                                                                    ------------
                                                                                                                    $  5,413,714
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 1.3%
Schneider Electric S.A. (l)                                                                         28,684          $  3,199,614
                                                                                                                    ------------
ELECTRONICS - 4.8%
Konica Minolta Holdings, Inc. (a)(l)                                                               117,500          $  1,574,029
Nintendo Co. Ltd. (l)                                                                                7,800             1,607,621
Nippon Electric Glass Co. Ltd.                                                                      34,000               749,989
Royal Philips Electronics N.V.                                                                      70,910             2,488,506
Samsung Electronics Co. Ltd.                                                                         5,596             3,927,018
Taiwan Semiconductor Manufacturing Co. Ltd.                                                        773,242             1,394,218
                                                                                                                    ------------
                                                                                                                    $ 11,741,381
                                                                                                                    ------------
ENERGY - INDEPENDENT - 0.5%
Norsk Hydro A.S.A.                                                                                  59,650          $  1,332,871
                                                                                                                    ------------
ENERGY - INTEGRATED - 6.2%
Petroleo Brasileiro S.A., ADR                                                                        9,950          $    834,109
Royal Dutch Shell PLC, "A"                                                                         181,060             5,971,082
Statoil A.S.A. (l)                                                                                 108,800             2,572,903
TOTAL S.A. (l)                                                                                      85,740             5,627,504
                                                                                                                    ------------
                                                                                                                    $ 15,005,598
                                                                                                                    ------------
FOOD & BEVERAGES - 2.6%
Nestle S.A.                                                                                         15,673          $  5,464,338
Nong Shim Co. Ltd.                                                                                   2,802               799,556
                                                                                                                    ------------
                                                                                                                    $  6,263,894
                                                                                                                    ------------
FOOD & DRUG STORES - 1.2%
Sundrug Co. Ltd.                                                                                    22,900          $    525,501
Tesco PLC                                                                                          349,779             2,356,790
                                                                                                                    ------------
                                                                                                                    $  2,882,291
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.7%
Aracruz Celulose S.A., ADR (l)                                                                      13,240          $    658,955
Votorantim Celulose e Papel S.A., ADR                                                               56,520               957,449
                                                                                                                    ------------
                                                                                                                    $  1,616,404
                                                                                                                    ------------
INSURANCE - 3.8%
Assicurazioni Generali S.p.A. (l)                                                                   88,590          $  3,314,582
AXA (l)                                                                                            115,980             4,277,593
Swiss Reinsurance Co.                                                                               22,742             1,740,362
                                                                                                                    ------------
                                                                                                                    $  9,332,537
                                                                                                                    ------------
INTERNET - 0.3%
Universo Online S.A., IPS (a)                                                                      107,400          $    638,314
                                                                                                                    ------------
LEISURE & TOYS - 1.6%
Capcom Co. Ltd. (l)                                                                                 57,600          $    836,967
Konami Corp. (l)                                                                                    57,500             1,460,688
NAMCO BANDAI Holdings, Inc.                                                                        101,800             1,600,767
                                                                                                                    ------------
                                                                                                                    $  3,898,422
                                                                                                                    ------------
MACHINERY & TOOLS - 0.8%
Fanuc Ltd. (l)                                                                                      25,300          $  1,975,240
                                                                                                                    ------------
MAJOR BANKS - 14.3%
Barclays PLC                                                                                       317,420          $  4,004,228
BNP Paribas (l)                                                                                     45,249             4,869,483
Credit Agricole S.A. (l)                                                                            75,577             3,320,393
DBS Group Holdings Ltd.                                                                            213,000             2,574,747
Deutsche Postbank AG                                                                                20,300             1,540,926
Erste Bank der oesterreichischen Sparkassen AG (l)                                                  33,626             2,094,010
Mitsubishi Tokyo Financial Group, Inc.                                                                 289             3,719,717
Royal Bank of Scotland Group PLC                                                                   129,570             4,459,753
Sumitomo Mitsui Financial Group, Inc.                                                                  364             3,822,008
Svenska Handelsbanken AB, "A"                                                                       48,400             1,308,394
UniCredito Italiano S.p.A. (l)                                                                     366,560             3,042,823
                                                                                                                    ------------
                                                                                                                    $ 34,756,482
                                                                                                                    ------------
METALS & MINING - 3.3%
BHP Billiton PLC                                                                                   262,060          $  4,522,267
Companhia Siderurgica Nacional S.A., ADR (l)                                                        29,180               829,587
POSCO                                                                                                8,720             2,257,874
Ternium S.A., ADR (a)                                                                               19,890               460,652
                                                                                                                    ------------
                                                                                                                    $  8,070,380
                                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 0.7%
Tokyo Gas Co. Ltd. (l)                                                                             357,000          $  1,789,610
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 0.4%
Gazprom OAO, ADR                                                                                    21,100          $    913,630
                                                                                                                    ------------
NETWORK & TELECOM - 0.3%
TomTom N.V. (a)                                                                                     16,290          $    685,312
                                                                                                                    ------------
OIL SERVICES - 0.7%
Saipem S.p.A. (l)                                                                                   36,680          $    796,630
Vallourec S.A.                                                                                       3,410               795,350
                                                                                                                    ------------
                                                                                                                    $  1,591,980
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 11.0%
AEON Credit Service Co. Ltd.                                                                        65,900          $  1,576,422
Aiful Corp. (l)                                                                                     10,950               423,739
Akbank T.A.S.                                                                                      271,274             1,388,163
Banco Bilbao Vizcaya Argentaria S.A. (l)                                                            67,140             1,554,054
Banco Nossa Caixa S.A.                                                                              31,150               621,852
Bangkok Bank Public Co. Ltd.                                                                       339,300               993,558
Bank of Cyprus Public Co. Ltd.                                                                      65,720               668,488
China Merchants Bank Co. Ltd. (a)                                                                   24,500                34,530
CSU Cardsystem S.A. (a)                                                                             99,440               595,586
Hana Financial Group, Inc.                                                                          23,760             1,087,305
HSBC Holdings PLC                                                                                  249,815             4,556,432
ORIX Corp. (l)                                                                                       8,040             2,222,838
OTP Bank Ltd., GDR                                                                                  18,240             1,147,296
Shinsei Bank Ltd. (l)                                                                              246,000             1,499,809
SinoPac Holdings                                                                                 2,020,000               963,938
Takefuji Corp. (l)                                                                                   9,140               419,483
UBS AG                                                                                              85,104             5,090,384
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                                    25,550             1,890,700
                                                                                                                    ------------
                                                                                                                    $ 26,734,577
                                                                                                                    ------------
PHARMACEUTICALS - 6.8%
Astellas Pharma, Inc. (l)                                                                           75,000          $  3,016,639
GlaxoSmithKline PLC                                                                                289,010             7,691,961
Novartis AG                                                                                         31,860             1,859,806
Roche Holding AG                                                                                    23,080             3,990,161
                                                                                                                    ------------
                                                                                                                    $ 16,558,567
                                                                                                                    ------------
SPECIALTY CHEMICALS - 1.2%
Asahi Glass Co. Ltd. (l)                                                                           131,000          $  1,616,216
Lonza Group AG                                                                                      18,450             1,277,654
                                                                                                                    ------------
                                                                                                                    $  2,893,870
                                                                                                                    ------------
SPECIALTY STORES - 1.7%
Grupo Elektra S.A. de C.V.                                                                          65,920          $    634,761
NEXT PLC                                                                                            63,640             2,258,360
Yamada Denki Co. Ltd.                                                                               13,100             1,313,383
                                                                                                                    ------------
                                                                                                                    $  4,206,504
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
America Movil S.A. de C.V., "L", ADR                                                                20,330          $    800,392
Rogers Communications, Inc., "B"                                                                    35,910             1,965,999
                                                                                                                    ------------
                                                                                                                    $  2,766,391
                                                                                                                    ------------
TELEPHONE SERVICES - 4.1%
France Telecom S.A.                                                                                 85,210          $  1,956,100
Singapore Telecommunications Ltd.                                                                1,519,600             2,334,387
Telenor A.S.A.                                                                                     177,320             2,313,431
TELUS Corp.                                                                                         59,540             3,350,240
                                                                                                                    ------------
                                                                                                                    $  9,954,158
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 3.5%
CEZ AS                                                                                               7,800          $    276,102
E.ON AG                                                                                             47,620             5,645,860
Equatorial Energia S.A., IEU (a)                                                                   115,280               847,139
SUEZ S.A. (l)                                                                                       38,161             1,678,498
                                                                                                                    ------------
                                                                                                                       8,447,599
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $241,780,852
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 0.5%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $  1,234,000          $  1,233,816
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 17.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                43,196,206          $ 43,196,206
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $286,210,874
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (17.5)%                                                                             (42,648,598)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $243,562,276
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt
IEU         International Equity Unit
IPS         International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - RESEARCH INTERNATIONAL SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $252,890,207
                                                                   ============
Gross unrealized appreciation                                      $ 35,604,732
Gross unrealized depreciation                                        (2,284,065)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 33,320,667
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

Great Britain           18.8%
Japan                   16.7%
France                  12.9%
Switzerland             10.7%
Germany                  8.6%
Italy                    4.5%
Mexico                   3.6%
South Korea              3.3%
Brazil                   3.2%
Others                  17.7%

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Strategic Growth Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Strategic Growth Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 97.8%
AEROSPACE - 4.0%
Lockheed Martin Corp.                                                                               16,190          $  1,393,311
United Technologies Corp.                                                                           21,590             1,367,727
                                                                                                                    ------------
                                                                                                                    $  2,761,038
                                                                                                                    ------------
AUTOMOTIVE - 1.1%
Harman International Industries, Inc.                                                                9,000          $    750,960
                                                                                                                    ------------
BIOTECHNOLOGY - 7.3%
Amgen, Inc. (a)                                                                                     14,000          $  1,001,420
Celgene Corp. (a)                                                                                   22,830               988,539
Genentech, Inc. (a)                                                                                 10,510               869,177
Genzyme Corp. (a)                                                                                   17,640             1,190,171
Gilead Sciences, Inc. (a)                                                                            9,330               640,971
Millipore Corp. (a)                                                                                  6,010               368,413
                                                                                                                    ------------
                                                                                                                    $  5,058,691
                                                                                                                    ------------
BROADCASTING - 3.3%
Grupo Televisa S.A., ADR                                                                            25,840          $    549,358
News Corp., "A"                                                                                     87,260             1,714,659
                                                                                                                    ------------
                                                                                                                    $  2,264,017
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 4.4%
Charles Schwab Corp.                                                                                50,010          $    895,179
Chicago Mercantile Exchange Holdings, Inc.                                                           2,840             1,358,230
Goldman Sachs Group, Inc.                                                                            4,660               788,332
                                                                                                                    ------------
                                                                                                                    $  3,041,741
                                                                                                                    ------------
BUSINESS SERVICES - 5.5%
Amdocs Ltd. (a)                                                                                     20,380          $    807,048
Cognizant Technology Solutions Corp., "A" (a)                                                       10,800               799,848
First Data Corp.                                                                                    52,160             2,190,720
                                                                                                                    ------------
                                                                                                                    $  3,797,616
                                                                                                                    ------------
CHEMICALS - 2.4%
Monsanto Co.                                                                                        35,730          $  1,679,667
                                                                                                                    ------------
COMPUTER SOFTWARE - 4.1%
Adobe Systems, Inc. (a)                                                                             75,780          $  2,837,961
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
Apple Computer, Inc. (a)                                                                            16,360          $  1,260,211
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 2.0%
Colgate-Palmolive Co.                                                                               11,190          $    694,899
eBay, Inc. (a)                                                                                      24,430               692,835
                                                                                                                    ------------
                                                                                                                    $  1,387,734
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 1.9%
Rockwell Automation, Inc.                                                                           22,510          $  1,307,831
                                                                                                                    ------------
ELECTRONICS - 7.4%
Intel Corp.                                                                                         58,720          $  1,207,870
Linear Technology Corp.                                                                              8,700               270,744
Marvell Technology Group Ltd. (a)                                                                   75,300             1,458,561
Samsung Electronics Co. Ltd., GDR                                                                    2,806               984,906
SanDisk Corp. (a)                                                                                   22,660             1,213,216
                                                                                                                    ------------
                                                                                                                    $  5,135,297
                                                                                                                    ------------
ENERGY - INDEPENDENT - 0.7%
Occidental Petroleum Corp.                                                                          10,550          $    507,561
                                                                                                                    ------------
FOOD & BEVERAGES - 2.0%
PepsiCo, Inc.                                                                                       21,070          $  1,375,028
                                                                                                                    ------------
GAMING & LODGING - 2.6%
International Game Technology                                                                       23,180          $    961,970
Las Vegas Sands Corp. (a)                                                                           12,190               833,187
                                                                                                                    ------------
                                                                                                                    $  1,795,157
                                                                                                                    ------------
GENERAL MERCHANDISE - 1.7%
Costco Wholesale Corp.                                                                              13,740          $    682,603
Kohl's Corp. (a)                                                                                     8,130               527,800
                                                                                                                    ------------
                                                                                                                    $  1,210,403
                                                                                                                    ------------
INTERNET - 3.5%
Google, Inc., "A" (a)                                                                                3,540          $  1,422,726
Yahoo!, Inc. (a)                                                                                    39,520               999,066
                                                                                                                    ------------
                                                                                                                    $  2,421,792
                                                                                                                    ------------
LEISURE & TOYS - 3.9%
Electronic Arts, Inc. (a)                                                                           48,990          $  2,727,763
                                                                                                                    ------------
MACHINERY & TOOLS - 0.9%
Deere & Co.                                                                                          7,220          $    605,830
                                                                                                                    ------------
MAJOR BANKS - 3.1%
Bank of New York Co., Inc.                                                                          27,540          $    971,060
State Street Corp.                                                                                  18,780             1,171,872
                                                                                                                    ------------
                                                                                                                    $  2,142,932
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
Caremark Rx, Inc.                                                                                   12,120          $    686,840
                                                                                                                    ------------
MEDICAL EQUIPMENT - 4.3%
Advanced Medical Optics, Inc. (a)(l)                                                                26,050          $  1,030,278
Cytyc Corp. (a)                                                                                     45,170             1,105,762
St. Jude Medical, Inc. (a)                                                                          23,700               836,373
                                                                                                                    ------------
                                                                                                                    $  2,972,413
                                                                                                                    ------------
METALS & MINING - 0.3%
BHP Billiton Ltd., ADR                                                                               6,490          $    245,841
                                                                                                                    ------------
NETWORK & TELECOM - 6.6%
Cisco Systems, Inc. (a)                                                                             85,070          $  1,956,610
Juniper Networks, Inc. (a)(l)                                                                       50,260               868,493
QUALCOMM, Inc.                                                                                      30,070             1,093,045
Research In Motion Ltd. (a)                                                                          6,400               657,024
                                                                                                                    ------------
                                                                                                                    $  4,575,172
                                                                                                                    ------------
OIL SERVICES - 3.6%
GlobalSantaFe Corp.                                                                                 18,860          $    942,811
Schlumberger Ltd.                                                                                   13,800               856,014
Transocean, Inc. (a)                                                                                10,020               733,765
                                                                                                                    ------------
                                                                                                                    $  2,532,590
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
American Express Co.                                                                                24,860          $  1,394,149
UBS AG                                                                                              23,190             1,375,399
                                                                                                                    ------------
                                                                                                                    $  2,769,548
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.4%
Network Appliance, Inc. (a)                                                                          7,500          $    277,575
                                                                                                                    ------------
PHARMACEUTICALS - 7.0%
Allergan, Inc.                                                                                      11,590          $  1,305,150
GlaxoSmithKline PLC                                                                                 37,650             1,002,049
Johnson & Johnson                                                                                   13,600               883,184
Roche Holding AG                                                                                     9,740             1,683,889
                                                                                                                    ------------
                                                                                                                    $  4,874,272
                                                                                                                    ------------
SPECIALTY STORES - 2.0%
Best Buy Co., Inc.                                                                                  12,600          $    674,856
Staples, Inc.                                                                                       30,800               749,364
                                                                                                                    ------------
                                                                                                                    $  1,424,220
                                                                                                                    ------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
America Movil S.A. de C.V., "L", ADR                                                                25,390          $    999,604
                                                                                                                    ------------
TELEPHONE SERVICES - 2.3%
American Tower Corp., "A" (a)(l)                                                                    43,420          $  1,584,830
                                                                                                                    ------------
TOBACCO - 1.3%
Altria Group, Inc.                                                                                  11,980          $    917,069
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $ 67,929,204
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.7%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                                       $  1,187,000          $  1,186,823
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 3.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 2,425,477          $  2,425,477
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $ 71,541,504
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (3.0)%                                                                               (2,069,005)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 69,472,499
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - STRATEGIC GROWTH SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 69,577,137
                                                                   ============
Gross unrealized appreciation                                      $  4,612,049
Gross unrealized depreciation                                        (2,647,682)
                                                                   ------------
    Net unrealized appreciation (depreciation)                     $  1,964,367
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Technology Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Technology Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.4%
BROADCASTING - 1.2%
XM Satellite Radio Holdings, Inc., "A" (a)(l)                                                       19,200          $    247,488
                                                                                                                    ------------
BUSINESS SERVICES - 11.3%
Amdocs Ltd. (a)                                                                                     10,700          $    423,720
Cognizant Technology Solutions Corp., "A" (a)                                                        5,530               409,552
Equinix, Inc. (a)(l)                                                                                 9,080               545,708
First Data Corp.                                                                                    15,150               636,300
Ultimate Software Group, Inc. (a)(l)                                                                13,400               315,302
                                                                                                                    ------------
                                                                                                                    $  2,330,582
                                                                                                                    ------------
COMPUTER SOFTWARE - 23.5%
Adobe Systems, Inc. (a)                                                                             16,060          $    601,447
Blue Coat Systems, Inc. (a)(l)                                                                       1,400                25,214
CommVault Systems, Inc. (a)                                                                          8,445               152,010
FileNet Corp. (a)                                                                                   15,400               536,382
McAfee, Inc. (a)(l)                                                                                 19,650               480,639
NAVTEQ Corp. (a)                                                                                     5,400               140,994
Opsware, Inc. (a)(l)                                                                                41,000               369,410
Oracle Corp. (a)                                                                                    22,400               397,376
Salesforce.com, Inc. (a)(l)                                                                         21,620               775,726
Symantec Corp. (a)                                                                                  28,301               602,245
TIBCO Software, Inc. (a)                                                                            89,090               800,028
                                                                                                                    ------------
                                                                                                                    $  4,881,471
                                                                                                                    ------------
COMPUTER SOFTWARE - SYSTEMS - 6.9%
Apple Computer, Inc. (a)                                                                             4,200          $    323,526
Hewlett-Packard Co.                                                                                 16,200               594,378
Rackable Systems, Inc. (a)(l)                                                                        9,400               257,278
Sun Microsystems, Inc. (a)(l)                                                                       52,200               259,434
                                                                                                                    ------------
                                                                                                                    $  1,434,616
                                                                                                                    ------------
ELECTRONICS - 22.4%
Applied Materials, Inc.                                                                             25,200          $    446,796
Cypress Semiconductor Corp. (a)(l)                                                                  10,200               181,254
Intel Corp.                                                                                         50,600             1,040,842
Linear Technology Corp. (l)                                                                          5,900               183,608
Marvell Technology Group Ltd. (a)                                                                   38,260               741,096
Nintendo Co. Ltd.                                                                                    2,350               484,347
Samsung Electronics Co. Ltd., GDR                                                                    1,310               459,810
SanDisk Corp. (a)(l)                                                                                20,830             1,115,238
                                                                                                                    ------------
                                                                                                                    $  4,652,991
                                                                                                                    ------------
INTERNET - 8.7%
Baidu.com, Inc., ADR (a)(l)                                                                          6,570          $    575,138
Google, Inc., "A" (a)(l)                                                                             1,440               578,736
NHN Corp.                                                                                            2,616               274,539
TENCENT Holdings Ltd.                                                                              159,000               366,139
                                                                                                                    ------------
                                                                                                                    $  1,794,552
                                                                                                                    ------------
LEISURE & TOYS - 4.1%
Capcom Co. Ltd.                                                                                     22,700          $    329,846
Electronic Arts, Inc. (a)(l)                                                                         9,260               515,597
                                                                                                                    ------------
                                                                                                                    $    845,443
                                                                                                                    ------------
NETWORK & TELECOM - 14.2%
Cisco Systems, Inc. (a)                                                                             55,720          $  1,281,560
Juniper Networks, Inc. (a)(l)                                                                       33,190               573,523
NICE Systems Ltd., ADR (a)                                                                          13,460               372,438
Nortel Networks Corp. (a)                                                                          314,170               722,591
                                                                                                                    ------------
                                                                                                                    $  2,950,112
                                                                                                                    ------------

PERSONAL COMPUTERS & PERIPHERALS - 2.5%
Network Appliance, Inc. (a)                                                                          5,600          $    207,256
Western Digital Corp. (a)(l)                                                                        17,300               313,130
                                                                                                                    ------------
                                                                                                                    $    520,386
                                                                                                                    ------------
TELEPHONE SERVICES - 3.6%
Global Crossing Ltd. (a)                                                                            16,340          $    334,970
Level 3 Communications, Inc. (a)(l)                                                                 77,950               417,033
                                                                                                                    ------------
                                                                                                                         752,003
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $ 20,409,644
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 0.8%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                                            $    157,000          $    156,977
                                                                                                                    ------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 4,884,835          $  4,884,835
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $ 25,451,456
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - (22.7)%                                                                              (4,701,377)
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 20,750,079
                                                                                                                    ============

(a)   Non-income producing security.
(l)   All or a portion of this security is on loan.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR         American Depository Receipt
GDR         Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - TECHNOLOGY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 24,806,002
                                                                   ============
Gross unrealized appreciation                                      $  1,467,384
Gross unrealized depreciation                                          (821,930)
                                                                   ------------
Net unrealized appreciation (depreciation)                         $    645,454
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Strategic Value Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Strategic Value Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 96.5%
ALCOHOLIC BEVERAGES - 0.6%
Molson Coors Brewing Co.                                                                               810          $     55,810
                                                                                                                    ------------
BIOTECHNOLOGY - 2.0%
Amgen, Inc. (a)                                                                                      2,200          $    157,366
Millipore Corp. (a)                                                                                    400                24,520
                                                                                                                    ------------
                                                                                                                    $    181,886
                                                                                                                    ------------
BROADCASTING - 3.0%
CBS Corp., "B"                                                                                       7,385          $    208,035
E. W. Scripps Co., "A"                                                                               1,240                59,433
                                                                                                                    ------------
                                                                                                                    $    267,468
                                                                                                                    ------------
BROKERAGE & ASSET MANAGERS - 4.5%
Mellon Financial Corp.                                                                               8,145          $    318,470
Merrill Lynch & Co., Inc.                                                                            1,155                90,344
                                                                                                                    ------------
                                                                                                                    $    408,814
                                                                                                                    ------------
COMPUTER SOFTWARE - 5.6%
Compuware Corp. (a)                                                                                 32,960          $    256,758
Symantec Corp. (a)                                                                                  11,620               247,274
                                                                                                                    ------------
                                                                                                                    $    504,032
                                                                                                                    ------------
CONSTRUCTION - 3.1%
Masco Corp.                                                                                         10,290          $    282,152
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 2.8%
Alberto-Culver Co.                                                                                   1,560          $     78,920
Estee Lauder Cos., Inc., "A"                                                                         4,320               174,226
                                                                                                                    ------------
                                                                                                                    $    253,146
                                                                                                                    ------------
CONTAINERS - 3.7%
Owens-Illinois, Inc. (a)                                                                            21,670          $    334,151
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 4.1%
Tyco International Ltd.                                                                             13,150          $    368,069
                                                                                                                    ------------
ENERGY - INDEPENDENT - 5.0%
Apache Corp.                                                                                         3,250          $    205,400
Devon Energy Corp.                                                                                   3,880               245,022
                                                                                                                    ------------
                                                                                                                    $    450,422
                                                                                                                    ------------
ENERGY - INTEGRATED - 0.5%
Hess Corp.                                                                                           1,040          $     43,077
                                                                                                                    ------------
FOOD & BEVERAGES - 0.5%
General Mills, Inc.                                                                                    720          $     40,752
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 1.6%
Bowater, Inc.                                                                                        7,132          $    146,705
                                                                                                                    ------------
GENERAL MERCHANDISE - 4.7%
Federated Department Stores, Inc.                                                                    1,910          $     82,531
Saks, Inc.                                                                                          13,940               240,883
Wal-Mart Stores, Inc.                                                                                1,990                98,147
                                                                                                                    ------------
                                                                                                                    $    421,561
                                                                                                                    ------------
INSURANCE - 9.5%
Allstate Corp.                                                                                       4,340          $    272,248
Conseco, Inc. (a)                                                                                   12,310               258,387
Genworth Financial, Inc., "A"                                                                        2,640                92,426
St. Paul Travelers Cos., Inc.                                                                        4,940               231,637
                                                                                                                    ------------
                                                                                                                    $    854,698
                                                                                                                    ------------
LEISURE & TOYS - 1.6%
Mattel, Inc.                                                                                         7,220          $    142,234
                                                                                                                    ------------
MAJOR BANKS - 9.5%
Bank of America Corp.                                                                                5,676          $    304,063
Bank of New York Co., Inc.                                                                           1,140                40,196
JPMorgan Chase & Co.                                                                                 9,220               432,971
PNC Financial Services Group, Inc.                                                                   1,130                81,857
                                                                                                                    ------------
                                                                                                                    $    859,087
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
Tenet Healthcare Corp. (a)                                                                          15,090          $    122,833
                                                                                                                    ------------
MEDICAL EQUIPMENT - 2.6%
Boston Scientific Corp. (a)                                                                          3,880          $     57,385
Pall Corp.                                                                                           5,800               178,698
                                                                                                                    ------------
                                                                                                                    $    236,083
                                                                                                                    ------------
NATURAL GAS - DISTRIBUTION - 0.5%
Questar Corp.                                                                                          520          $     42,520
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 1.5%
Williams Cos., Inc.                                                                                  5,510          $    131,524
                                                                                                                    ------------
NETWORK & TELECOM - 4.1%
Nortel Networks Corp. (a)                                                                          159,250          $    366,275
                                                                                                                    ------------
OIL SERVICES - 2.0%
GlobalSantaFe Corp.                                                                                  1,865          $     93,231
Noble Corp.                                                                                          1,390                89,210
                                                                                                                    ------------
                                                                                                                    $    182,441
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.6%
New York Community Bancorp, Inc.                                                                     3,220          $     52,744
                                                                                                                    ------------
PHARMACEUTICALS - 6.0%
Merck & Co., Inc.                                                                                    4,315          $    180,799
Warner Chilcott Ltd. (a)                                                                             1,900                25,270
Wyeth                                                                                                6,490               329,952
                                                                                                                    ------------
                                                                                                                    $    536,021
                                                                                                                    ------------
PRINTING & PUBLISHING - 2.9%
New York Times Co., "A"                                                                             11,340          $    260,593
                                                                                                                    ------------
SPECIALTY STORES - 2.0%
OfficeMax, Inc.                                                                                      4,490          $    182,923
                                                                                                                    ------------
TELEPHONE SERVICES - 5.9%
AT&T, Inc.                                                                                           1,390          $     45,258
Sprint Nextel Corp.                                                                                  2,720                46,648
Verizon Communications, Inc.                                                                        11,875               440,919
                                                                                                                    ------------
                                                                                                                    $    532,825
                                                                                                                    ------------
TOBACCO - 1.5%
Altria Group, Inc.                                                                                   1,760          $    134,728
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 3.2%
FPL Group, Inc.                                                                                      6,500          $    292,500
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $  8,688,074
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 2.1%
Abbey National North America LLC, 5.35%, due 10/02/06 (y)                                     $    194,000          $    193,971
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $  8,882,045
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                    122,570
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $  9,004,615
                                                                                                                    ============

(a)   Non-income producing security.
(y)   The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SEREIS TRUST - STRATEGIC VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) SEPTEMBER 30, 2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $  8,307,278
                                                                   ============
Gross unrealized appreciation                                      $    961,652
Gross unrealized depreciation                                          (386,885)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $    574,767
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

                        MFS/SUN LIFE SERIES TRUST (R)

                        QUARTERLY PORTFOLIO HOLDINGS

                        SEPTEMBER 30, 2006



                        Mid Cap Value Series

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS/Sun Life Series Trust - Mid Cap Value Series
ISSUER                                                                                          SHARES/PAR             VALUE ($)
COMMON STOCKS - 98.6%
BROKERAGE & ASSET MANAGERS - 2.7%
Mellon Financial Corp.                                                                               9,420          $    368,321
Waddell & Reed Financial, Inc., "A"                                                                 12,560               310,859
                                                                                                                    ------------
                                                                                                                    $    679,180
                                                                                                                    ------------
BUSINESS SERVICES - 0.2%
Alliance Data Systems Corp. (a)                                                                        700          $     38,632
                                                                                                                    ------------
CHEMICALS - 2.4%
Nalco Holding Co. (a)                                                                               15,600          $    288,911
Rohm & Haas Co.                                                                                      6,580               311,562
                                                                                                                    ------------
                                                                                                                    $    600,473
                                                                                                                    ------------
COMPUTER SOFTWARE - 2.9%
Compuware Corp. (a)                                                                                 29,660          $    231,051
FileNet Corp. (a)                                                                                    2,680                93,344
McAfee, Inc. (a)                                                                                    16,220               396,741
                                                                                                                    ------------
                                                                                                                    $    721,136
                                                                                                                    ------------
CONSTRUCTION - 3.6%
D.R. Horton, Inc.                                                                                   15,700          $    376,015
Pulte Homes, Inc.                                                                                    7,840               249,782
Sherwin-Williams Co.                                                                                 5,060               282,247
                                                                                                                    ------------
                                                                                                                    $    908,044
                                                                                                                    ------------
CONSUMER GOODS & SERVICES - 3.5%
Brink's Co.                                                                                          6,790          $    360,277
Estee Lauder Cos., Inc., "A"                                                                         4,190               168,983
Scotts Miracle-Gro Co.                                                                               7,570               336,789
                                                                                                                    ------------
                                                                                                                    $    866,049
                                                                                                                    ------------
CONTAINERS - 1.3%
Smurfit-Stone Container Corp. (a)                                                                   14,540          $    162,848
Temple-Inland, Inc.                                                                                  4,000               160,400
                                                                                                                    ------------
                                                                                                                    $    323,248
                                                                                                                    ------------
ELECTRICAL EQUIPMENT - 2.5%
Rockwell Automation, Inc.                                                                            5,500          $    319,550
W.W. Grainger, Inc.                                                                                  4,400               294,888
                                                                                                                    ------------
                                                                                                                    $    614,438
                                                                                                                    ------------
ELECTRONICS - 1.2%
Cree, Inc. (a)                                                                                       5,480          $    110,203
SanDisk Corp. (a)                                                                                    3,450               184,713
                                                                                                                    ------------
                                                                                                                    $    294,916
                                                                                                                    ------------
ENERGY - INDEPENDENT - 1.1%
Newfield Exploration Co. (a)                                                                         6,280          $    242,031
Noble Energy, Inc.                                                                                     840                38,296
                                                                                                                    ------------
                                                                                                                    $    280,327
                                                                                                                    ------------
ENERGY - INTEGRATED - 2.2%
Hess Corp.                                                                                          13,240          $    548,401
                                                                                                                    ------------
FOOD & BEVERAGES - 1.6%
Pepsi Bottling Group, Inc.                                                                          11,390          $    404,345
                                                                                                                    ------------
FOOD & DRUG STORES - 1.0%
Kroger Co.                                                                                          10,610          $    245,515
                                                                                                                    ------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc.                                                                                        6,800          $    139,876
                                                                                                                    ------------
FURNITURE & APPLIANCES - 1.7%
Tempur-Pedic International, Inc. (a)                                                                 6,150          $    105,596
Tupperware Brands Corp.                                                                             16,550               322,063
                                                                                                                    ------------
                                                                                                                    $    427,659
                                                                                                                    ------------
GAMING & LODGING - 1.0%
Harrah's Entertainment, Inc.                                                                           710          $     47,165
MGM Mirage (a)                                                                                       5,310               209,692
                                                                                                                    ------------
                                                                                                                    $    256,857
                                                                                                                    ------------
GENERAL MERCHANDISE - 1.7%
Federated Department Stores, Inc.                                                                   10,070          $    435,125
                                                                                                                    ------------
HEALTH MAINTENANCE ORGANIZATIONS - 2.6%
AMERIGROUP Corp. (a)                                                                                 2,240          $     66,192
CIGNA Corp.                                                                                          3,140               365,245
Health Net, Inc. (a)                                                                                 5,180               225,434
                                                                                                                    ------------
                                                                                                                    $    656,871
                                                                                                                    ------------
INSURANCE - 10.2%
Ace Ltd.                                                                                             3,140          $    171,852
Endurance Specialty Holdings Ltd.                                                                   11,810               416,421
Fidelity National Title Group, Inc.                                                                 18,150               380,424
First American Corp.                                                                                 9,650               408,581
Genworth Financial, Inc., "A"                                                                       14,080               492,941
MGIC Investment Corp.                                                                                2,240               134,333
PartnerRe Ltd.                                                                                       5,710               385,825
Protective Life Corp.                                                                                  470                21,503
Zenith National Insurance Corp.                                                                      3,090               123,260
                                                                                                                    ------------
                                                                                                                    $  2,535,140
                                                                                                                    ------------
INTERNET - 1.6%
RealNetworks, Inc. (a)                                                                              38,250          $    405,833
                                                                                                                    ------------
LEISURE & TOYS - 0.9%
Hasbro, Inc.                                                                                        10,060          $    228,865
                                                                                                                    ------------
MACHINERY & TOOLS - 3.1%
Cummins, Inc.                                                                                        3,250          $    387,498
Eaton Corp.                                                                                          4,600               316,710
Timken Co.                                                                                           1,970                58,667
                                                                                                                    ------------
                                                                                                                    $    762,875
                                                                                                                    ------------
MAJOR BANKS - 1.5%
PNC Financial Services Group, Inc.                                                                   5,020          $    363,649
                                                                                                                    ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.7%
IMS Health, Inc.                                                                                     6,550          $    174,492
McKesson Corp.                                                                                       4,680               246,730
                                                                                                                    ------------
                                                                                                                    $    421,222
                                                                                                                    ------------
MEDICAL EQUIPMENT - 0.9%
Advanced Medical Optics, Inc. (a)                                                                    2,510          $     99,271
Cooper Cos., Inc.                                                                                    2,130               113,955
                                                                                                                    ------------
                                                                                                                    $    213,226
                                                                                                                    ------------
NATURAL GAS - PIPELINE - 1.7%
Williams Cos., Inc.                                                                                 17,240          $    411,519
                                                                                                                    ------------
NETWORK & TELECOM - 0.4%
InterDigital Communications Corp. (a)                                                                2,630          $     89,683
                                                                                                                    ------------
OIL SERVICES - 0.8%
GlobalSantaFe Corp.                                                                                  3,820          $    190,962
                                                                                                                    ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.0%
BankUnited Financial Corp., "A"                                                                      5,490          $    143,124
Compass Bancshares, Inc.                                                                             5,490               312,820
First Horizon National Corp.                                                                         2,390                90,844
Investors Financial Services Corp.                                                                   4,900               211,092
Mercantile Bankshares Corp.                                                                          4,710               170,832
New York Community Bancorp, Inc.                                                                    23,540               385,585
Northern Trust Corp.                                                                                 2,580               150,749
TCF Financial Corp.                                                                                  8,640               227,146
Zions Bancorporation                                                                                 3,920               312,855
                                                                                                                    ------------
                                                                                                                    $  2,005,047
                                                                                                                    ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.4%
Western Digital Corp. (a)                                                                            5,500          $     99,550
                                                                                                                    ------------
PHARMACEUTICALS - 0.1%
Alpharma, Inc.                                                                                       1,380          $     32,278
                                                                                                                    ------------
PRECIOUS METALS & MINERALS - 0.4%
Freeport-McMoRan Copper & Gold,
Inc., "B"                                                                                            1,840          $     97,998
                                                                                                                    ------------
PRINTING & PUBLISHING - 1.8%
Lee Enterprises, Inc.                                                                                3,230          $     81,525
New York Times Co., "A"                                                                              7,200               165,456
Washington Post Co., "B"                                                                               280               206,360
                                                                                                                    ------------
                                                                                                                    $    453,341
                                                                                                                    ------------
RAILROAD & SHIPPING - 1.1%
Norfolk Southern Corp.                                                                               6,280          $    276,634
                                                                                                                    ------------
REAL ESTATE - 9.3%
CapitalSource, Inc., REIT                                                                            3,580          $     92,436
CBL & Associates Properties, Inc., REIT                                                              9,420               394,792
DiamondRock Hospitality Co., REIT                                                                   10,990               182,544
Equity Office Properties Trust, REIT                                                                14,850               590,436
Equity Residential, REIT                                                                            12,080               611,006
Host Hotels & Resorts, Inc., REIT                                                                   18,830               431,772
Mills Corp., REIT                                                                                    1,600                26,736
                                                                                                                    ------------
                                                                                                                    $  2,329,722
                                                                                                                    ------------
RESTAURANTS - 0.9%
Jack in the Box, Inc. (a)                                                                            1,340          $     69,921
YUM! Brands, Inc.                                                                                    2,830               147,302
                                                                                                                    ------------
                                                                                                                    $    217,223
                                                                                                                    ------------
SPECIALTY STORES - 2.6%
Aeropostale, Inc. (a)                                                                                9,990          $    292,008
PetSmart, Inc.                                                                                      13,180               365,745
                                                                                                                    ------------
                                                                                                                    $    657,753
                                                                                                                    ------------
TELEPHONE SERVICES - 3.2%
Embarq Corp.                                                                                        13,370          $    646,707
Qwest Communications International, Inc. (a)                                                        18,240               159,053
                                                                                                                    ------------
                                                                                                                    $    805,760
                                                                                                                    ------------
TOBACCO - 1.5%
Loews Corp.                                                                                            420          $     23,264
Reynolds American, Inc.                                                                              5,560               344,553
                                                                                                                    ------------
                                                                                                                    $    367,817
                                                                                                                    ------------
UTILITIES - ELECTRIC POWER - 12.7%
American Electric Power Co., Inc.                                                                   15,920          $    579,010
CMS Energy Corp. (a)                                                                                18,830               271,905
Constellation Energy Group, Inc.                                                                     3,140               185,888
FPL Group, Inc.                                                                                      5,500               247,500
Northeast Utilities                                                                                 11,300               262,951
NRG Energy, Inc. (a)                                                                                 8,870               401,811
Pepco Holdings, Inc.                                                                                18,410               444,970
PG&E Corp.                                                                                          14,130               588,515
PPL Corp.                                                                                            1,420                46,718
Xcel Energy, Inc.                                                                                    6,790               140,214
                                                                                                                    ------------
                                                                                                                    $  3,169,482
                                                                                                                    ------------
    TOTAL COMMON STOCKS                                                                                             $ 24,576,671
                                                                                                                    ------------
SHORT-TERM OBLIGATIONS - 1.0%
Abbey National North America LLC, 5.35%, due 10/02/06 (y)                                     $    244,000          $    243,964
                                                                                                                    ------------
    TOTAL INVESTMENTS                                                                                               $ 24,820,635
                                                                                                                    ------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                     94,982
                                                                                                                    ------------
    NET ASSETS - 100.0%                                                                                             $ 24,915,617
                                                                                                                    ============

(a)   Non-income producing security.
(y)   The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
REIT        Real Estate Investment Trust

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS/SUN LIFE SERIES TRUST - MID CAP VALUE SERIES

SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 23,382,996
                                                                   ============
Gross unrealized appreciation                                      $  2,104,204
Gross unrealized depreciation                                          (666,565)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $  1,437,639
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS/SUN LIFE SERIES TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.